ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
Unaudited		February 29, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 62.3%
CONSUMER DISCRETIONARY 7.9%
Auto Components 0.1%
Aisin Seiki (JPY) (1)	16,900	674
GKN (GBP)	113,304	590
Koito Manufacturing (JPY) (1)	33,000	432
Strattec Security	2,200	82
TRW (2)	6,000	133
		1,911
Automobiles 0.5%
BMW (EUR)	28,381	1,554
GM (1)	44,800	1,043
Harley-Davidson (1)	69,400	2,579
Honda (JPY)	23,800	727
Toyota Motor (JPY)	33,800	1,839
		7,742
Distributors 0.1%
Jardine Cycle & Carriage (SGD)	39,000	587
Pacific Brands (AUD)	173,573	354
		941
Diversified Consumer Services 0.4%
Apollo Group, Class A (2)	12,800	786
Benesse (JPY)	16,100	658
Bright Horizons Family Solutions (2)	6,300	283
Corinthian Colleges (2)	25,900	206
H&R Block	160,000	2,984
Investools (2)	6,700	78
Matthews International, Class A	11,000	493
		5,488
Hotels, Restaurants & Leisure 1.2%
BJ's Restaurants (2)	7,000	95
CEC Entertainment (2)	3,100	83
International Game Technology	130,800	5,906
Las Vegas Sands (1)(2)	38,200	3,182
Marriott, Class A	76,100	2,595
McDonald's	25,700	1,391
MGM Mirage (2)	20,708	1,275
Mitchells & Butlers (GBP)	33,902	298
P.F. Chang's China Bistro (2)	3,400	97
Panera Bread, Class A (2)	4,900	183
Red Robin Gourmet Burgers (2)	6,800	227
Sonic (2)	16,225	346
The Cheesecake Factory (2)	10,650	223
Yum! Brands	43,600	1,502
		17,403
Household Durables 0.7%
Fortune Brands	40,700	2,645
Jarden (2)	5,900	142
Makita (JPY)	14,400	508
Meritage (2)	8,800	133
Newell Rubbermaid	106,600	2,420
Persimmon (GBP)	27,777	402
Sony (JPY)	24,200	1,131
Sony, ADR	47,300	2,233
Standard Pacific	12,500	51
		9,665
Internet & Catalog Retail 0.7%
Amazon.com (2)	108,000	6,963
Brown Group (GBP)	88,800	441
Expedia (2)	17,900	410
Liberty Media Interactive, Class A (2)	84,900	1,219
priceline.com (2)	2,500	285
		9,318
Leisure Equipment & Products 0.1%
Brunswick	7,800	127
MarineMax (2)	7,200	88
Nikon (JPY) (1)	30,400	853
Polaris Industries	1,600	61
Pool	6,337	121
		1,250
Media 2.0%
Aegis Group (GBP)	245,910	543
Cablevision, Class A (2)	147,000	3,938
CBS, Class B	39,000	890
Comcast, Class A (2)	98,900	1,933
Discovery, Class A (2)	153,800	3,471
DISH Network (2)	68,400	2,028
Entercom Communications	3,400	38
Informa (GBP)	60,298	411
Jupiter Telecommunications (JPY) (1)(2)	749	623
McGraw-Hill	66,500	2,722
New York Times, Class A (1)	73,500	1,369
Omnicom	64,100	2,863
SanomaWSoy (EUR) (1)	23,197	584
Scholastic (2)	9,900	345
Shaw Communications, B Shares	39,200	764
Television Broadcasts (HKD)	98,000	575
Time Warner	250,000	3,902
Time Warner Cable, Class A (2)	34,100	931
Viacom, Class B (2)	26,671	1,060
WPP Group (GBP)	26,824	315
		29,305
Multiline Retail 0.7%
Big Lots (2)	4,400	74
Harvey Norman Holdings (AUD)	190,646	797
Kohl's (2)	165,800	7,368
PPR (EUR)	5,219	713
Target	27,000	1,421
		10,373
Specialty Retail 1.1%
AC Moore Arts & Crafts (2)	3,200	27
AnnTaylor Stores (2)	13,500	324
Aoyama Trading (JPY) (1)	9,200	193
Bed Bath & Beyond (1)(2)	147,200	4,172
Borders Group	16,000	148
Christopher & Banks	8,100	87
Esprit Holdings (HKD)	103,700	1,289
Hibbett Sports (2)	8,200	130
Home Depot	153,200	4,067
Hot Topic (2)	14,200	65
Inditex (EUR) (1)	15,437	793
J. Crew (2)	5,600	224
Lumber Liquidators (2)	2,700	25
Monro Muffler Brake	11,500	193
RadioShack (1)	32,100	560
TJX	102,100	3,267
Tween Brands (2)	8,800	261
Ulta Salon Cosmetics and Fragrance (2)	600	8
Zale (2)	8,800	170
Zumiez (2)	12,100	213
		16,216
Textiles, Apparel & Luxury Goods 0.3%
Adidas (EUR)	15,568	977
Benetton Group (EUR)	73,913	976
Coach (2)	71,700	2,174
Under Armour (2)	3,300	122
		4,249

Total Consumer Discretionary		113,861
CONSUMER STAPLES 4.3%

Beverages 0.9%
Anheuser-Busch	84,400	3,974
Coca-Cola	40,400	2,362
Coca-Cola Enterprises	53,900	1,317
Compania Cervecerias Unidas, ADR	19,100	635
Heineken (EUR)	6,800	384
Lion Nathan (AUD)	55,296	486
PepsiCo	31,010	2,157
Pernod-Ricard (EUR) (1)	17,107	1,821
		13,136
Food & Staples Retailing 1.6%
Casey's General Stores	5,700	143
Costco Wholesale	31,000	1,919
CVS Caremark	243,331	9,826
Seven & i (JPY)	25,340	629
Sysco	32,500	912
Tesco (GBP)	275,134	2,169
The Pantry (2)	6,600	159
Wal-Mart	152,400	7,557
		23,314
Food Products 1.0%
Dairy Crest (GBP)	80,974	844
General Mills	33,300	1,865
Goodman Fielder (AUD)	328,400	565
Hershey Foods (1)	50,700	1,880
Kraft Foods, Class A	59,600	1,858
Nestle (CHF)	10,286	4,907
Sara Lee	124,500	1,572
Seneca Foods, Class A (2)	3,000	60
Seneca Foods, Class B (2)	600	13
Unilever (GBP)	37,394	1,179
		14,743
Household Products 0.4%
Procter & Gamble	79,235	5,244
		5,244
Personal Products 0.3%
Avon	65,000	2,474
Kobayashi Pharmaceutical (JPY) (1)	10,500	413
L'Oreal (EUR)	12,515	1,483
		4,370
Tobacco 0.1%
Altria Group	12,500	914
		914

Total Consumer Staples		61,721
ENERGY 6.5%

Energy Equipment & Services 2.6%
Baker Hughes	92,000	6,191
BJ Services	149,800	3,886
Complete Production Services (2)	7,500	145
ION Geophysical (1)(2)	11,500	153
Key Energy Services (2)	2,600	35
Saipem (EUR)	47,349	1,930
Schlumberger	176,600	15,267
Seacor Holdings (2)	7,700	739
Smith International	110,000	6,933
Technip (EUR)	16,401	1,334
TGS-NOPEC Geophysical (NOK) (1)(2)	52,000	769
Union Drilling (2)	4,100	82
W-H Energy Services (2)	3,900	245
		37,709
Oil, Gas & Consumable Fuels 3.9%
Bill Barrett (2)	11,200	519
BP (GBP)	77,257	836
BP, ADR	72,358	4,694
Chevron	9,700	841
Concho Resources (2)	7,000	163
ConocoPhillips	16,400	1,356
CONSOL Energy	29,600	2,249
EOG Resources	9,800	1,166
ExxonMobil	96,700	8,414
Forest Oil (2)	13,250	654
Foundation Coal Holdings	5,500	318
GeoMet (2)	15,200	91
Holly	700	37
Marathon Oil	200	11
Mariner Energy (2)	13,994	388
Murphy Oil	106,200	8,536
Nippon Oil (JPY) (1)	58,000	395
Petroleo Brasileiro, ADR	16,100	1,577
Royal Dutch Shell, ADR, B Shares	28,122	1,970
Royal Dutch Shell, B Shares (GBP)	32,824	1,155
Spectra Energy	81,500	1,883
StatoilHydro (NOK)	187,850	5,754
Sunoco	19,600	1,197
Total (EUR)	35,268	2,664
Total, ADR	116,400	8,775
Westmoreland Coal (2)	4,400	70
		55,713

Total Energy		93,422
FINANCIALS 10.1%

Capital Markets 3.7%
Affiliated Managers Group (2)	4,500	434
Ameriprise Financial	97,920	4,959
Bank of New York Mellon	114,300	5,014
BlackRock (1)	4,400	850
Charles Schwab	187,250	3,672
Close Brothers Group (GBP)	26,169	340
Franklin Resources	58,200	5,492
Goldman Sachs	25,100	4,258
Intermediate Capital (GBP)	34,500	1,020
Macquarie Group (AUD)	12,539	610
Merrill Lynch	99,100	4,911
Morgan Stanley	100,900	4,250
Northern Trust	54,400	3,679
Penson Worldwide (2)	10,300	105
Piper Jaffray (2)	6,600	256
State Street	159,200	12,505
UBS (CHF)	3,500	114
		52,469
Commercial Banks 2.1%
Allied Irish Banks (EUR)	61,709	1,269
Australia & New Zealand Banking (AUD)	69,169	1,394
Banco Popolare S.p.A. (EUR) (2)	29,645	560
Banco Santander S.A.B. de .C.V (EUR)	93,000	1,664
BNP Paribas (EUR)	18,287	1,643
Cascade Bancorp	8,225	84
China Citic Bank (HKD) (1)(2)	735,000	398
Citizens Republic Bancorp	16,800	187
Danske Bank (DKK)	27,300	1,046
DBS Group (SGD)	101,028	1,231
Erste Bank der Oesterreich Sparkasse (EUR)	22,019	1,272
Fifth Third Bancorp	43,100	987
First Horizon National (1)	153,900	2,499
Glacier Bancorp	14,700	253
Grupo Financiero Banorte (MXN)	208,548	865
Intesa Sanpaolo (EUR)	207,241	1,389
KBC (EUR)	7,637	957
Nordea Bank (SEK)	77,117	1,157
Pinnacle Financial Partners (2)	8,600	197
Preferred Bank	2,650	49
Prosperity Bancshares	9,000	238
Provident Bankshares	10,700	136
Royal Bank of Scotland (GBP)	245,091	1,846
Sandy Spring Bancorp	2,700	74
Signature Bank (2)	6,600	175
Societe Generale (EUR) (1)	5,789	620
Standard Chartered (GBP)	40,637	1,335
Sumitomo Mitsui Financial (JPY)	74	532
Sumitomo Trust and Banking Company (JPY)	192,000	1,286
SunTrust	25,700	1,494
Swedbank (SEK)	18,200	491
Texas Capital Bancshares (2)	5,400	81
The Bank of Yokohama (JPY) (1)	131,800	851
U.S. Bancorp	41,900	1,342
Valley National Bancorp (1)	13,753	257
Westamerica Bancorporation	8,700	412
Western Alliance Bancorp (2)	6,100	73
		30,344
Consumer Finance 0.4%
American Express	81,900	3,465
Capital One Financial (1)	36,300	1,671
SLM Corporation (1)(2)	66,200	1,298
		6,434
Diversified Financial Services 1.1%
Babcock & Brown (AUD)	32,190	507
Bank of America	62,600	2,488
Citigroup	112,500	2,667
CME Group	5,900	3,028
Highlands Acquisition, Equity Units (2)	6,800	65
ING Groep, GDS (EUR)	27,268	909
IntercontinentalExchange (2)	400	52
JPMorgan Chase	53,900	2,191
Liberty Media Capital, Class A (2)	27,500	3,193
MarketAxess Holdings (2)	5,700	53
		15,153
Insurance 2.0%
American International Group	67,289	3,153
Assured Guaranty	12,300	316
Aviva (GBP)	87,064	1,048
AXA (EUR)	48,765	1,645
Berkshire Hathaway, Class A (1)(2)	16	2,240
E-Health (2)	1,700	42
Genworth Financial, Class A	160,900	3,730
Hartford Financial Services	16,400	1,146
Infinity Property & Casualty	8,200	329
Lincoln National	47,100	2,407
Markel (2)	900	418
Marsh & McLennan	111,900	2,850
Munich Re (EUR)	7,968	1,392
Prudential Financial	36,400	2,656
QBE Insurance (AUD)	44,045	909
Seabright Insurance (2)	3,800	57
Selective Insurance	7,000	166
Sony Financial Holdings (JPY) (2)	144	567
Suncorp-Metway (AUD)	65,241	835
Topdanmark (DKK) (2)	8,950	1,358
Willis Group Holdings	31,000	1,018
XL Capital	22,100	797
		29,079
Real Estate Investment Trusts (REITs) 0.1%
Centro Retail Group, Equity Units (AUD)	294,666	99
Cousins Properties, REIT	4,500	109
DiamondRock Hospitality, REIT	4,900	61
EastGroup Properties, REIT	7,300	310
Essex Property Trust, REIT	900	94
LaSalle Hotel Properties, REIT	3,100	90
Mirvac Group (AUD)	112,271	398
Parkway Properties, REIT	3,300	118
		1,279
Real Estate Management & Development 0.5%
China Overseas Land & Investment (HKD)	540,000	1,047
Deutsche EuroShop (EUR) (1)	23,002	875
Goldcrest Company (JPY)	11,980	323
St. Joe (1)	119,300	4,587
		6,832
Thrifts & Mortgage Finance 0.2%
Atrium (JPY) (1)	16,500	295
Countrywide Financial (1)	105,600	666
Fannie Mae	36,600	1,012
First Niagara Financial	27,100	310
NewAlliance Bancshares	11,600	132
Radian	8,800	63
		2,478

Total Financials		144,068
HEALTH CARE 8.5%

Biotechnology 1.7%
Acadia Pharmaceuticals (2)	4,500	45
Alexion Pharmaceutical (2)	3,100	188
Alkermes (2)	7,700	100
Altus Pharmaceuticals (2)	5,700	33
Amgen (2)	69,500	3,164
Amylin Pharmaceuticals (2)	2,700	71
Celgene (2)	66,600	3,754
Cephalon (2)	2,924	176
CSL (AUD)	48,735	1,636
Cubist Pharmaceuticals (2)	7,800	142
deCode genetics (2)	6,300	19
Genentech (2)	81,000	6,136
Gilead Sciences (2)	160,600	7,600
Incyte (2)	16,400	163
InterMune (2)	8,000	113
Martek Biosciences (2)	6,400	183
Maxygen (2)	4,800	31
Myriad Genetics (2)	8,300	307
ONYX Pharmaceuticals (2)	3,700	101
Pharmasset (2)	4,099	70
Regeneron Pharmaceuticals (2)	3,100	61
Rigel Pharmaceuticals (2)	2,700	53
Seattle Genetics (2)	3,100	28
Senomyx (2)	5,300	36
Theravance (2)	2,200	36
Vertex Pharmaceuticals (2)	5,336	93
		24,339
Health Care Equipment & Supplies 2.1%
Alcon	19,500	2,822
Analogic	3,100	181
Angiodynamics (2)	3,900	65
Baxter International	29,500	1,741
Becton, Dickinson and Company	7,000	633
Boston Scientific (2)	126,300	1,590
Covidien	87,500	3,744
Edwards Lifesciences (2)	4,800	209
Elekta, B Shares (SEK) (1)	44,552	810
Immucor (2)	4,900	146
Integra LifeSciences (2)	9,400	390
Intuitive Surgical (2)	1,400	395
Masimo (2)	900	29
Medtronic	157,100	7,755
Micrus Endovascular (2)	4,400	62
Nipro (JPY) (1)	21,000	402
NuVasive (2)	4,500	173
NxStage Medical (2)	7,400	44
ResMed (2)	7,600	308
St. Jude Medical (2)	96,100	4,130
Stereotaxis (2)	7,600	44
Steris	8,200	202
Stryker	57,100	3,718
Terumo (JPY)	12,400	673
Thoratec (2)	9,200	134
TomoTherapy (2)	8,200	108
Wright Medical Group (2)	8,200	216
		30,724
Health Care Providers & Services 2.3%
Aetna	104,400	5,178
AMERIGROUP (2)	7,400	266
Animal Health International (2)	6,200	65
Cardinal Health	79,800	4,719
Centene (2)	11,100	199
CIGNA	32,300	1,440
Express Scripts (2)	46,400	2,742
Health Management (1)	65,200	349
HealthExtras (2)	8,800	242
Healthways (2)	900	31
Henry Schein (2)	1,100	66
Humana (2)	34,400	2,351
Laboratory Corporation of America (1)(2)	55,800	4,314
LifePoint Hospitals (2)	10,700	268
McKesson	40,800	2,397
Medco (2)	70,300	3,115
Nighthawk Radiology (2)	7,200	82
Skilled Healthcare, Class A (2)	5,700	72
Sunrise Senior Living (2)	23,100	633
WellPoint (2)	69,300	4,857
		33,386
Health Care Technology 0.0%
Allscripts Healthcare (2)	5,900	63
Vital Images (2)	6,100	97
		160
Life Sciences Tools & Services 0.1%
Exelixis (2)	10,000	64
Thermo Fisher Scientific (2)	15,100	844
		908
Pharmaceuticals 2.3%
Allergan	60,800	3,601
Astellas Pharma (JPY)	15,400	675
BioMimetic Therapeutics (2)	2,100	29
Chugai Pharmaceutical (JPY) (1)	34,200	396
Forest Laboratories (2)	3,500	139
GlaxoSmithKline (GBP)	23,847	523
GlaxoSmithKline, ADR	22,000	966
Inspire Pharmaceuticals (2)	9,700	44
Johnson & Johnson	63,600	3,941
Map Pharmaceuticals (2)	900	12
Medicines Company (2)	4,900	94
Medicis Pharmaceutical, Class A	9,800	201
Merck	83,000	3,677
Novartis, Regulation D Shares (CHF)	3,700	181
Pfizer	125,100	2,787
Roche Holding - Genusscheine (CHF) (1)	30,530	5,985
Rohto Pharmaceutical (JPY)	12,000	144
Sanofi-Aventis (EUR)	25,139	1,864
Schering-Plough	161,200	3,498
UCB (EUR)	9,354	443
Wyeth	69,700	3,040
Xenoport (2)	4,500	230
		32,470

Total Health Care		121,987
INDUSTRIALS & BUSINESS SERVICES 7.9%

Aerospace & Defense 1.3%
American Science Engineering	3,700	200
Finmeccanica S.p.A. (EUR)	38,007	1,168
General Dynamics	72,900	5,967
Lockheed Martin	21,200	2,188
Moog, Class A (2)	8,400	345
QinetiQ (GBP)	165,200	649
Raytheon	30,700	1,991
Rockwell Collins	26,500	1,561
Rolls-Royce (GBP) (2)	76,432	654
Teledyne Technologies (2)	5,300	235
Transdigm Group (2)	2,200	85
United Technologies	46,900	3,307
		18,350
Air Freight & Logistics 0.2%
Expeditors International of Washington (1)	27,700	1,089
Panalpina Welttransport Holding (CHF)	5,067	847
UTi Worldwide	9,100	153
Yusen Air & Sea Service (JPY) (1)	15,000	219
		2,308
Airlines 0.3%
AirTran (2)	14,200	102
British Airways (GBP) (2)	42,722	216
Frontier Airlines (2)	5,800	17
Gol Linhas Aereas Intel, ADR (1)	19,600	337
Southwest Airlines	293,300	3,596
		4,268
Building Products 0.0%
American Woodmark	3,200	61
Builders FirstSource (2)	7,500	50
Gibraltar Industries	5,100	56
JS Group (JPY) (1)	16,200	275
Simpson Manufacturing	4,100	98
Universal Forest Products	5,300	147
		687
Commercial Services & Supplies 0.4%
American Reprographics (2)	11,100	179
Angelica	5,800	96
EnergySolutions	2,800	61
EnerNOC (2)	2,500	37
G & K Services, Class A	6,500	249
Kforce (2)	10,300	88
LECG (2)	5,200	49
Multi-Color	6,550	142
Nissha Printing (JPY) (1)	14,600	615
Pike Electric (2)	3,800	49
Resources Connection	12,500	201
Ritchie Bros. Auctioneers	5,100	365
Waste Connections (2)	12,900	392
Waste Management	101,700	3,339
		5,862
Construction & Engineering 0.6%
Acciona (EUR)	7,583	1,925
ACS Group (EUR)	18,797	959
Boart Longyear (AUD) (2)	212,277	397
Carillion (GBP)	100,033	737
Foster Wheeler (2)	56,100	3,672
Insituform Technologies (2)	4,200	58
Quanta Services (1)(2)	6,192	148
		7,896
Electrical Equipment 0.3%
A. O. Smith	14,200	517
ABB (CHF)	26,197	652
Acuity Brands	5,800	258
Baldor Electric	14,900	427
Belden	4,200	165
Mitsubishi Electric (JPY)	131,000	1,197
Prysmian (EUR) (2)	32,426	631
Woodward Governor	4,600	132
		3,979
Industrial Conglomerates 2.5%
3M	40,500	3,175
Bureau Veritas (EUR) (2)	15,352	834
DCC (EUR)	44,093	1,112
GE	568,500	18,840
Hutchison Whampoa (HKD)	78,500	735
McDermott International (2)	47,900	2,501
Orkla (NOK)	74,700	928
Philips Electronics (EUR)	24,484	957
SembCorp Industries (SGD)	344,880	1,159
Tomkins (GBP)	81,182	271
Tyco International	120,100	4,811
		35,323
Machinery 1.7%
3-D Systems (2)	7,100	103
Actuant, Class A	17,880	481
Atlas Copco, A Shares (SEK) (1)	55,400	859
Cargotec (EUR) (1)(2)	17,312	857
Cascade	2,400	107
Caterpillar	9,000	651
Danaher	131,400	9,743
ESCO Technologies (2)	11,900	393
Fanuc (JPY)	8,400	781
Graco	8,400	292
Harsco	6,900	390
IDEX	8,250	249
Illinois Tool Works (1)	108,200	5,309
Joy Global	22,900	1,520
PACCAR (1)	3,500	152
RBC Bearings (2)	8,400	282
Tennant	1,700	61
Toro	9,900	477
Toshiba Machine (JPY) (1)	52,000	396
Volvo, B Shares (SEK)	51,400	759
		23,862
Marine 0.0%
Nippon Yusen Kabushiki Kaish (JPY) (1)	74,000	687
		687
Road & Rail 0.3%
Arriva (GBP)	40,874	549
Central Japan Railway (JPY)	75	714
Heartland Express	4,433	62
Knight Transportation	21,775	322
Landstar Systems	5,000	232
Norfolk Southern	56,600	2,993
		4,872
Trading Companies & Distributors 0.3%
Applied Industrial Technologies	17,600	487
Electro Rent	5,100	66
Fastenal (1)	22,500	915
H&E Equipment Services (2)	15,200	237
Interline Brands (2)	9,400	167
Mitsubishi Corporation (JPY)	29,100	887
Mitsui (JPY)	83,000	1,800
NuCo2 (2)	7,400	204
		4,763
Transportation Infrastructure 0.0%
BBA Aviation (GBP)	129,626	470
		470

Total Industrials & Business Services		113,327
INFORMATION TECHNOLOGY 10.6%

Communications Equipment 2.3%
Acme Packet (2)	2,100	17
ADTRAN	8,600	158
Alcatel-Lucent (EUR)	67,100	395
Alcatel-Lucent, ADR (1)	473,800	2,781
Aruba Networks (2)	2,600	15
BigBand Networks (2)	3,800	24
Blue Coat Systems (2)	5,800	136
Cisco Systems (2)	270,600	6,595
Corning	142,200	3,303
Finisar (2)	69,800	112
IXIA (2)	9,000	68
Juniper Networks (2)	250,000	6,705
Nokia (EUR)	66,658	2,398
Nokia, ADR	206,600	7,440
Optium (2)	4,700	32
QUALCOMM	91,100	3,860
		34,039
Computers & Peripherals 1.7%
3PAR (2)	1,200	10
Acer (TWD)	444,582	811
Apple (2)	57,200	7,151
Dell (2)	287,400	5,705
EMC (2)	181,100	2,814
Emulex (2)	8,600	128
Hewlett-Packard	67,100	3,205
IBM	29,900	3,405
Intermec (2)	4,100	90
Palm (2)	33,200	215
Synaptics (2)	2,400	64
Wacom (JPY) (1)	149	341
Xyratex (2)	9,900	178
		24,117
Electronic Equipment & Instruments 0.3%
DTS (2)	6,600	161
Hamamatsu Photonics (JPY) (1)	26,000	786
Hosiden (JPY) (1)	29,100	499
Measurement Specialties (2)	4,400	78
MTS Systems	1,000	31
National Instruments	4,100	106
Newport (2)	6,200	65
Orbotech (2)	7,500	136
Star Micronics (JPY) (1)	11,500	183
Synnex (2)	3,600	75
Tyco Electronics	65,700	2,161
Venture (SGD)	48,000	346
		4,627
Internet Software & Services 1.4%
Ariba (2)	20,500	183
Bankrate (2)	4,900	207
CNET Networks (2)	24,700	179
DealerTrack (2)	4,500	92
Digital River (2)	6,400	209
eBay (2)	91,900	2,423
Google, Class A (2)	22,900	10,790
Monster Worldwide (1)(2)	55,200	1,468
The Knot (2)	8,200	95
VeriSign (1)(2)	60,100	2,091
Yahoo! (2)	71,600	1,989
		19,726
IT Services 1.0%
Accenture, Class A	78,100	2,753
Automatic Data Processing	110,000	4,395
Fiserv (2)	27,100	1,426
Global Payments	9,700	385
Heartland Payment Systems	4,400	97
Logica (GBP)	103,754	190
Mastercard, Class A (1)	8,100	1,539
MPS Group (2)	21,000	239
NS Solutions (JPY)	17,100	486
Ordina (EUR)	40,677	579
RightNow Technologies (2)	11,400	130
Western Union	89,400	1,860
		14,079
Office Electronics 0.1%
Canon (JPY)	24,900	1,114
		1,114
Semiconductor & Semiconductor Equipment 1.6%
Actions Semiconductor, ADR (2)	7,500	27
Advanced Analogic Technologies (2)	9,100	59
Advanced Energy Industries (2)	8,200	105
Analog Devices	129,200	3,478
Applied Materials	33,300	638
ASML (EUR)	36,399	879
Atheros Communications (2)	5,400	131
Broadcom, Class A (2)	34,900	660
Brooks Automation (2)	7,015	71
Cabot Microelectronics (2)	2,100	70
Conexant Systems (2)	131,400	70
Cymer (2)	9,400	266
Diodes (2)	13,150	297
Entegris (2)	27,485	194
Exar (2)	9,500	75
FEI (2)	10,700	218
FormFactor (2)	3,500	63
Intel	275,500	5,496
Marvell Technology Group (2)	229,200	2,592
Mattson Technology (2)	12,800	76
ON Semiconductor (2)	2,600	16
PDF Solutions (2)	11,500	66
Samsung Electronics (KRW)	876	514
Semitool (2)	12,800	101
Semtech (2)	14,600	186
Silicon Laboratories (2)	8,200	254
Standard Microsystems (2)	8,600	244
Sumco (JPY)	28,700	633
Texas Instruments	68,000	2,037
Veeco (2)	3,300	51
Virage Logic (2)	3,100	20
Xilinx (1)	137,500	3,075
Zarlink Semiconductor (2)	27,500	24
		22,686
Software 2.2%
Adobe Systems (2)	53,500	1,800
Autodesk (2)	56,500	1,757
Bottomline Technologies (2)	7,400	95
Catapult Communications (2)	3,900	24
DemandTec (2)	5,500	56
Electronic Arts (2)	72,100	3,410
FactSet Research Systems	8,650	455
Glu Mobile (2)	1,500	7
Intuit (2)	50,000	1,328
Jack Henry & Associates	25,300	595
McAfee (2)	32,800	1,091
Microsoft	533,800	14,530
Nintendo (JPY)	5,600	2,781
Oracle (2)	128,100	2,408
Progress Software (2)	7,400	211
Pros Holdings (2)	4,000	52
Quest Software (2)	12,400	176
Red Hat (2)	7,000	125
Salary.com (2)	4,400	32
Sourcefire (2)	10,000	60
SPSS (2)	4,700	179
THQ (2)	11,800	221
Wind River Systems (2)	10,700	77
		31,470

Total Information Technology		151,858

MATERIALS 2.8%

Chemicals 1.2%
Arch Chemicals	9,900	346
Asahi Kasei (JPY) (1)	48,000	264
BASF (EUR)	12,000	1,520
DuPont (1)	60,700	2,818
Hitachi Chemical (JPY)	38,900	742
Koppers	6,100	255
Monsanto	61,900	7,161
Praxair	37,600	3,018
Tosoh (JPY)	74,000	261
Wacker Chemie (EUR)	2,330	495
		16,880
Construction Materials 0.2%
Boral (AUD)	105,329	586
CEMEX, Equity Units (MXN)	163,032	448
Holcim (CHF)	13,094	1,331
		2,365
Containers & Packaging 0.0%
Chesapeake Corporation	6,400	23
Smurfit-Stone Container (2)	16,000	127
		150
Metals & Mining 1.0%
Alcoa	50,900	1,890
Freeport-McMoRan Copper & Gold	58,700	5,920
Haynes International (2)	4,400	250
Kobe Steel (JPY)	284,000	883
Lihir Gold (AUD) (2)	58,920	230
Metal Management	4,600	279
Nucor	12,900	833
Rio Tinto (AUD)	16,888	2,105
SSAB Svenskt Stal, Series A (SEK) (1)	60,035	1,671
Teck Cominco, Class B (CAD)	22,900	918
		14,979
Paper & Forest Products 0.4%
AbitiBibowater	11,500	119
International Paper	115,700	3,668
MeadWestvaco	99,300	2,548
		6,335

Total Materials		40,709
TELECOMMUNICATION SERVICES 2.5%

Diversified Telecommunication Services 0.7%
AT&T	52,700	1,836
Cogent Communications Group (2)	6,600	129
France Telecom (EUR)	28,824	969
nTelos	1,400	30
Premiere Global Services (2)	11,500	162
Qwest Communications International (1)	133,900	723
Telefonica SA (EUR)	112,541	3,259
Telenor ASA (NOK)	62,400	1,280
Telstra (AUD)	157,500	707
Time Warner Telecom, Class A (2)	12,700	202
		9,297
Wireless Telecommunication Services 1.8%
America Movil, ADR	133,500	8,071
American Tower Systems, Class A (2)	137,200	5,274
Bharti Airtel (INR) (2)	22,200	457
Bouygues (EUR)	20,897	1,429
Hutchison Telecommunications (HKD)	544,000	725
KDDI (JPY)	128	774
MetroPCS Communications (1)(2)	24,600	392
Rogers Communications, Class B	76,400	3,022
SBA Communications (2)	3,500	109
Sprint Nextel	350,900	2,495
StarHub (SGD)	341,840	737
Virgin Mobile USA, Class A (2)	10,300	52
Vodafone, ADR	85,124	2,744
		26,281

Total Telecommunication Services		35,578

UTILITIES 1.2%

Electric Utilities 0.8%
Cleco	6,700	154
E.ON AG (EUR)	24,177	4,545
El Paso Electric (2)	7,000	143
Empire District Electric	8,500	174
Enel (EUR)	127,039	1,368
Entergy	27,100	2,784
Pinnacle West Capital (1)	61,100	2,172
Unisource Energy	10,100	239
		11,579
Gas Utilities 0.1%
Hong Kong & China Gas (HKD)	418,000	1,191
Southwest Gas	10,900	279
		1,470
Independent Power Producers & Energy Traders 0.0%
Iberdrola Renovables (EUR) (2)	98,384	603
		603
Multi-Utilities 0.3%
Black Hills	3,300	118
Centrica (GBP)	204,045	1,301
NiSource	122,200	2,101
OGE Energy	6,700	218
PNM Resources	13,600	161
		3,899
Total Utilities		17,551

Total Common Stocks (Cost $775,147)		894,082
PREFERRED STOCKS 0.1%
GOVERNMENT RELATED 0.0%
Government Sponsored 0.0%
Federal National Mortgage Assn. (2)	12,200	312
Total Government Related		312
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Fresenius SE (EUR)	16,886	1,420
Total Health Care		1,420
Total Preferred Stocks (Cost $1,030)		1,732
CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
GM (1)	32,500	784
Total Consumer Discretionary		784
FINANCIALS 0.2%
Capital Markets 0.2%
Merrill Lynch, Acquisition Date: 1/18/08
Acquisition Cost $1,500 (2)(3)	15	1,389
Total Financials		1,389
Total Convertible Preferred Stocks (Cost $2,313)		2,173
CONVERTIBLE BONDS 0.0%
Newmont Mining, 1.625%, 7/15/17 (4)	228,000	303
Total Convertible Bonds (Cost $228)		303
CORPORATE BONDS 6.7%
3M, 5.70%, 3/15/37	455,000	461
ACE INA Holdings, 5.70%, 2/15/17	480,000	481
ACE INA Holdings, 5.875%, 6/15/14	330,000	346
AGFC Capital Trust I, 6.00%, 1/15/67 (4)	250,000	225
Air Products & Chemicals, 4.15%, 2/1/13	325,000	330
Alabama Power, VR, 3.283%, 8/25/09	240,000	240
Amerada Hess, 7.875%, 10/1/29	185,000	218
America Movil, 5.625%, 11/15/17	520,000	512
America Movil, 6.375%, 3/1/35	540,000	516
American General Finance, 5.40%, 12/1/15	500,000	466
Anheuser-Busch, 5.50%, 1/15/18	80,000	83
Appalachian Power, 6.375%, 4/1/36	260,000	253
AT&T, 5.30%, 11/15/10	1,080,000	1,137
AT&T, 5.625%, 6/15/16	1,000,000	1,029
AT&T, 6.45%, 6/15/34	630,000	637
AT&T, STEP, 7.30%, 11/15/11	190,000	211
AT&T Broadband, 8.375%, 3/15/13	650,000	730
AT&T Wireless, 7.875%, 3/1/11	305,000	337
Atmos Energy, 4.00%, 10/15/09	400,000	403
AvalonBay Communities, 6.125%, 11/1/12	310,000	309
Avnet Electronic, 5.875%, 3/15/14	410,000	419
Baker Hughes, 6.875%, 1/15/29	450,000	490
Bank of America, 5.75%, 8/15/16	420,000	435
Bank of America, 6.00%, 9/1/17	540,000	573
Bank of America Capital Trust VI, 5.625%, 3/8/35	675,000	572
Bank One, 5.25%, 1/30/13	1,550,000	1,606
BB&T Capital Trust II, 6.75%, 6/7/36	590,000	537
BG&E, 5.90%, 10/1/16	585,000	586
BHP Finance, 5.40%, 3/29/17	341,000	333
Black Hills, 6.50%, 5/15/13	320,000	344
Boardwalk Pipelines, 5.50%, 2/1/17	100,000	99
British Sky Broadcasting Group, 6.10%, 2/15/18 (4)	665,000	674
British Telecommunications, 5.15%, 1/15/13	435,000	445
Buckeye Partners, 6.05%, 1/15/18	190,000	194
Bunge Finance, 5.90%, 4/1/17	660,000	653
Burlington Northern Santa Fe, 5.65%, 5/1/17	396,000	405
Burlington Northern Santa Fe, 6.15%, 5/1/37	656,000	643
Canadian National Railway, 6.25%, 8/1/34	210,000	208
Canadian National Railway, 6.375%, 11/15/37	125,000	126
Canadian Natural Resources, 6.25%, 3/15/38	410,000	392
Capital One IV, 6.745%, 2/17/37	585,000	412
Cardinal Health, VR, 5.499%, 10/2/09 (4)	360,000	360
Caterpillar Financial Services, 4.25%, 2/8/13	415,000	421
Caterpillar Financial Services, 5.85%, 9/1/17	325,000	347
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	330,000	328
CenterPoint Energy, 7.25%, 9/1/10	275,000	296
Centex, 5.45%, 8/15/12	400,000	341
Cisco Systems, 5.25%, 2/22/11	455,000	478
CIT Group, 7.625%, 11/30/12	290,000	292
Citigroup, 5.00%, 9/15/14	640,000	614
Citigroup, 5.50%, 8/27/12	435,000	451
Citigroup, 5.85%, 7/2/13	445,000	471
Comcast, 5.875%, 2/15/18	650,000	648
Comcast, 6.95%, 8/15/37	220,000	223
ConocoPhillips, 5.90%, 10/15/32	500,000	514
Consumers Energy, 6.00%, 2/15/14	310,000	324
Cooper, 6.10%, 7/1/17	420,000	448
Costco Wholesale, 5.30%, 3/15/12	375,000	398
Countrywide Home Loans, 4.125%, 9/15/09	805,000	724
Cox Communications, 7.125%, 10/1/12	220,000	241
Credit Agricole SA, 6.637%, 5/29/49 (4)	425,000	368
Credit Suisse Guernsey, 5.86%, 5/29/49	450,000	405
CRH America, 6.00%, 9/30/16	485,000	465
CS First Boston, 5.50%, 8/16/11	350,000	369
D.R. Horton, 6.50%, 4/15/16	400,000	362
DaimlerChrysler, 6.50%, 11/15/13	330,000	352
DaimlerChrysler, VR, 3.562%, 8/3/09	625,000	618
Devon Financing, 6.875%, 9/30/11	385,000	424
Devon Financing, 7.875%, 9/30/31	265,000	323
Diamond Offshore Drilling, 4.875%, 7/1/15	260,000	255
Diamond Offshore Drilling, 5.15%, 9/1/14	260,000	259
Du Pont El de Nemours & Co., 5.60%, 12/15/36	600,000	568
Dun & Bradstreet, 5.50%, 3/15/11	260,000	270
El Paso Electric, 6.00%, 5/15/35	400,000	372
El Paso Natural Gas, 5.95%, 4/15/17	137,000	137
Eli Lilly, 5.55%, 3/15/37	420,000	401
Enbridge, 5.60%, 4/1/17	415,000	415
EnCana, 5.90%, 12/1/17	435,000	453
EnCana, 6.50%, 8/15/34	415,000	424
Enterprise Products Operations, 4.95%, 6/1/10	430,000	440
Enterprise Products Operations, 6.30%, 9/15/17	220,000	229
EOG Resources, 5.875%, 9/15/17	280,000	297
ERAC USA Finance Company, 5.60%, 5/1/15 (4)	315,000	293
ERP Operating, 5.25%, 9/15/14	295,000	277
Federal Realty Investment Trust, 6.00%, 7/15/12	220,000	224
Federated Department Stores, 5.35%, 3/15/12	250,000	241
Florida Power, 6.35%, 9/15/37	425,000	448
Florida Power & Light, 6.20%, 6/1/36	185,000	194
Ford Motor Credit, 5.80%, 1/12/09	695,000	669
Fortune Brands, 5.125%, 1/15/11	280,000	281
France Telecom, STEP, 7.75%, 3/1/11	370,000	404
Franklin Resources, 3.70%, 4/15/08	110,000	110
Freeport-McMoRan Copper & Gold, 8.375%, 4/1/17	370,000	391
Fund American Companies, 5.875%, 5/15/13	385,000	400
GE Capital, 5.25%, 10/19/12	885,000	927
GE Capital, 5.625%, 9/15/17	725,000	751
GE Capital, 5.875%, 2/15/12	720,000	768
GE Capital, 6.00%, 6/15/12	1,620,000	1,741
Genentech, 4.75%, 7/15/15	335,000	339
Genworth Financial, 5.75%, 6/15/14	357,000	363
Genworth Financial, 6.15%, 11/15/66	219,000	186
Goldman Sachs, 6.75%, 10/1/37	485,000	455
Goldman Sachs Capital I, 6.345%, 2/15/34	374,000	329
Halliburton, 5.50%, 10/15/10	630,000	668
Harrah's Operating, 5.50%, 7/1/10	460,000	407
Hartford Financial Services Group, 5.375%, 3/15/17	520,000	499
Hasbro, 6.30%, 9/15/17	210,000	217
HBOS Treasury Services, 5.92%, 9/29/49 (4)	300,000	262
HBOS Treasury Services, 6.00%, 11/1/33 (4)	345,000	313
Hewlett-Packard, 4.50%, 3/1/13	370,000	377
Highmark, 6.80%, 8/15/13 (4)	320,000	365
Home Depot, 5.40%, 3/1/16	440,000	415
Honeywell International, 5.30%, 3/1/18	430,000	442
Hospitality Properties Trust, 5.625%, 3/15/17	315,000	269
HSBC Holdings, 6.50%, 5/2/36	250,000	240
Illinois Power, 6.125%, 11/15/17 (4)	135,000	144
International Lease Finance, 5.30%, 5/1/12	500,000	507
International Lease Finance, 5.45%, 3/24/11	475,000	483
International Speedway, 4.20%, 4/15/09	185,000	186
J.C. Penney, 9.00%, 8/1/12	440,000	491
Jefferies Group, 5.875%, 6/8/14	246,000	252
Jefferies Group, 6.25%, 1/15/36	345,000	287
Jersey Central Power & Light, 5.65%, 6/1/17	550,000	557
John Deere Capital, 4.95%, 12/17/12	420,000	441
John Deere Capital, 5.50%, 4/13/17	260,000	275
JPMorgan Chase, 6.00%, 1/15/18	850,000	885
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	400,000	356
Kinder Morgan Finance, 5.70%, 1/5/16	480,000	450
Kroger, 8.05%, 2/1/10	410,000	441
Lafarge, 6.15%, 7/15/11	195,000	205
Lehman Brothers, 6.75%, 12/28/17	130,000	131
Lennar, 5.60%, 5/31/15	570,000	452
Lincoln National, 6.05%, 4/20/17	210,000	189
Lloyds TSB Group, 6.267%, 12/31/49 (4)	425,000	373
Mack-Cali Realty, 5.125%, 2/15/14	330,000	311
Mack-Cali Realty, 5.80%, 1/15/16	210,000	202
Mangrove Bay Pass Thru Trust, 6.102%, 7/15/33 (4)	200,000	168
Marathon Oil, 6.00%, 10/1/17	430,000	442
Marathon Oil, 6.60%, 10/1/37	150,000	150
McDonald's, 5.30%, 3/15/17	420,000	430
MDC Holdings, 5.50%, 5/15/13	510,000	507
Medtronic, 4.75%, 9/15/15	650,000	651
Merrill Lynch, 5.45%, 2/5/13	395,000	399
MetLife, 6.125%, 12/1/11	485,000	514
MidAmerican Energy Holdings, 6.125%, 4/1/36	375,000	373
Mizuho Capital Investment, 6.686%, 12/31/49 (4)	156,000	135
Monongahela Power, 5.70%, 3/15/17 (4)	440,000	450
MUFG Capital Finance, 6.346%, 7/29/49	180,000	156
Nabors Industries, 6.15%, 2/15/18 (4)	140,000	142
National Semiconductor, 6.15%, 6/15/12	210,000	222
Nationwide Mutual Insurance, 6.60%, 4/15/34 (4)	220,000	213
News America, 6.15%, 3/1/37	800,000	758
News America, 6.40%, 12/15/35	450,000	442
News America, 6.65%, 11/15/37 (4)	640,000	646
NLV Financial, 7.50%, 8/15/33 (4)	245,000	263
Norfolk Southern, 6.00%, 4/30/08	455,000	457
Northern Trust, 4.60%, 2/1/13	215,000	225
Northern Trust, 5.30%, 8/29/11	291,000	305
Northrop Grumman, 7.125%, 2/15/11	430,000	472
NVR, 5.00%, 6/15/10	240,000	248
Oracle, 5.00%, 1/15/11	500,000	518
Owens Corning, 6.50%, 12/1/16	230,000	193
Pacific Gas & Electric, 4.80%, 3/1/14	295,000	300
Pacific Gas & Electric, 6.35%, 2/15/38	205,000	214
PacifiCorp, 6.25%, 10/15/37	165,000	172
Panhandle Eastern Pipeline, 4.80%, 8/15/08	155,000	155
PECO Energy, 5.35%, 3/1/18	185,000	191
Placer Dome, 6.45%, 10/15/35	415,000	409
PNC Funding, 5.625%, 2/1/17	400,000	402
Praxair, 2.75%, 6/15/08	345,000	344
Praxair, 5.20%, 3/15/17	420,000	431
Principal Financial Group, 6.05%, 10/15/36	335,000	304
Principal Life Global Funding I, 5.125%, 10/15/13 (4)	375,000	391
Procter & Gamble, 4.95%, 8/15/14	800,000	830
Progress Energy, 5.625%, 1/15/16	465,000	478
Public Service Electric & Gas, 5.70%, 12/1/36	595,000	566
Public Service of New Mexico, 4.40%, 9/15/08	325,000	322
Pulte Homes, 5.20%, 2/15/15	500,000	435
Reckson Operating Partnership, 6.00%, 3/31/16	305,000	275
Regency Centers, 5.875%, 6/15/17	170,000	156
Rogers Cable, 5.50%, 3/15/14	330,000	325
Rogers Wireless, 7.50%, 3/15/15	275,000	294
SABMiller, 6.20%, 7/1/11 (4)	530,000	562
Sealed Air, 5.375%, 4/15/08 (4)	315,000	316
Security Benefit Life Insurance, 7.45%, 10/1/33 (4)	165,000	166
Simon Property Group, 5.75%, 12/1/15	585,000	551
SLM Corporation, VR, 5.43%, 4/1/09	310,000	286
Southern, 5.30%, 1/15/12	195,000	204
Southern California Edison, 4.65%, 4/1/15	320,000	320
Southern California Edison, 5.95%, 2/1/38	790,000	794
Southern California Gas, 5.75%, 11/15/35	465,000	452
Southern Natural Gas, 5.90%, 4/1/17 (4)	137,000	136
Sovereign Capital Trust VI, 7.908%, 6/13/36	400,000	321
Sprint Capital, 6.90%, 5/1/19	675,000	493
Sun Life Financial Global Funding, VR, 5.08%, 10/6/13 (4)	500,000	498
Sunoco, 5.75%, 1/15/17	396,000	392
Sysco Corporation, 5.25%, 2/12/18	205,000	210
Tampa Electric, 6.15%, 5/15/37	465,000	443
Target, 4.00%, 6/15/13	525,000	520
Target, 5.875%, 7/15/16	825,000	862
Telecom Italia Capital, 5.25%, 11/15/13	640,000	636
Telefonica Emisiones, 6.221%, 7/3/17	400,000	417
Telefonica Emisiones, 6.421%, 6/20/16	475,000	499
Teva Pharmaceutical Finance, 5.55%, 2/1/16	420,000	432
Time Warner, 6.875%, 6/15/18	350,000	359
Time Warner Cable, 5.40%, 7/2/12	625,000	630
Time Warner Entertainment, 7.25%, 9/1/08	400,000	406
Torchmark, 6.375%, 6/15/16	325,000	341
Transatlantic Holdings, 5.75%, 12/14/15	250,000	257
Transocean, 5.25%, 3/15/13	140,000	147
U.S. Bancorp, 4.50%, 7/29/10	525,000	546
Union Electric Company, 5.40%, 2/1/16	585,000	582
Union Pacific, 5.70%, 8/15/18	275,000	276
United Technologies, 5.375%, 12/15/17	225,000	235
United Technologies, 5.40%, 5/1/35	230,000	218
UnitedHealth Group, 5.375%, 3/15/16	660,000	648
Vale Overseas, 6.25%, 1/23/17	870,000	868
Valero Energy, 6.125%, 6/15/17	665,000	687
Verizon Communications, 4.35%, 2/15/13	830,000	840
Verizon Global Funding, 7.75%, 12/1/30	355,000	406
Viacom, 6.125%, 10/5/17	165,000	165
Viacom, 6.25%, 4/30/16	345,000	339
Virginia Electric & Power, 4.50%, 12/15/10	400,000	416
Virginia Electric & Power, 6.00%, 5/15/37	420,000	418
Vodafone, 5.625%, 2/27/17	405,000	404
Wachovia, 5.75%, 2/1/18	470,000	473
WellPoint, 5.00%, 1/15/11	315,000	323
Wells Fargo, 4.875%, 1/12/11	450,000	468
Wells Fargo Bank, 4.75%, 2/9/15	540,000	528
West Penn Power Company, 5.95%, 12/15/17 (4)	275,000	284
Westar Energy, 5.10%, 7/15/20	205,000	199
Willis North America, 6.20%, 3/28/17	300,000	292
WM Wrigley, 4.65%, 7/15/15	160,000	160
Wyeth, 5.95%, 4/1/37	415,000	405
Xerox, 5.50%, 5/15/12	170,000	174
Xstrata Finance Canada, 5.50%, 11/16/11 (4)	400,000	404
XTO Energy, 5.65%, 4/1/16	290,000	299

XTO Energy, 6.75%, 8/1/37	175,000	187

Total Corporate Bonds (Cost $96,982)		96,445

ASSET-BACKED SECURITIES 2.2%

AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	1,740,000	1,710

Bank of America Credit Card Trust
Series 2006-A9, Class A9, VR
3.131%, 2/15/13	2,075,000	2,035

Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
3.411%, 6/16/14	1,900,000	1,665

BankBoston Home Equity Loan Trust
Series 1998-1, Class A6
6.35%, 2/25/13	69,290	70

Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	615,000	633

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (4)	2,000,000	2,030

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (4)	295,000	297

Capital One Multi-Asset Execution Trust
Series 2007, Class C2, VR
3.421%, 11/17/14	2,000,000	1,732

Capital One Multi-Asset Execution Trust
Series 2007-C3, Class C3, VR
3.411%, 4/15/13	805,000	739

Capital One Multi-Asset Execution Trust
Series 2008-A1, Class A1, VR
3.871%, 11/15/12	1,500,000	1,501
Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	51,891	48

Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.50%, 6/22/12	2,100,000	2,204

CNH Equipment Trust
Series 2007-A, Class B
5.09%, 6/16/14	605,000	592

Detroit Edison Securitization Funding
Series 2001-1, Class A5
6.42%, 3/1/15	700,000	760

GE Capital Credit Card Master Note Trust
Series 2006-1, Class A
5.08%, 9/17/12	520,000	531

GE Capital Credit Card Master Note Trust
Series 2007-3, Class C, VR
3.421%, 6/15/13	1,050,000	959

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (4)	675,000	684

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	725,000	740

Hyundai Auto Receivables Trust
Series 2007-A, Class A3A
5.04%, 1/15/12	625,000	627

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (4)	894,407	935

Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (4)	319,948	335

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	2,175,000	2,217

MBNA Credit Card Master Note Trust
Series 2006-C3, Class C3, VR
3.411%, 10/15/13	430,000	380
Nissan Auto Receivables Owner Trust
Series 2008-A, Class A3
3.89%, 7/15/10	675,000	677

PECO Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	925,000	990

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	675,000	745

Reliant Energy Transition Bond
Series 2001-1, Class A4
5.63%, 9/15/15	775,000	816

Triad Auto Receivables Owner Trust
Series 2006-B, Class A4
5.52%, 11/12/12	1,075,000	1,115

USAA Auto Owner Trust
Series 2007-1, Class A4
5.55%, 2/15/13	1,090,000	1,126

USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, 2/15/12	1,650,000	1,690

USAA Auto Owner Trust
Series 2008-1, Class A3
4.16%, 4/16/12	550,000	557

Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.86%, 2/20/09	850,000	854

Total Asset-Backed Securities (Cost $32,174)		31,994

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.7%

American Tower Trust
Series 2007-1A, Class D, CMO
5.957%, 4/15/37 (4)	530,000	490

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	700,000	671
Banc of America Commercial Mortgage
Series 2005-3, Class A2, CMO
4.501%, 7/10/43	1,275,000	1,248

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, ARM
4.094%, 2/25/34	358,900	352

Bank of America Mortgage Securities
Series 2004-D, Class 2A2, CMO, ARM
4.198%, 5/25/34	298,430	293

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, ARM
4.748%, 9/25/34	205,177	202

Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO, ARM
4.859%, 10/25/34	225,512	225

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, ARM
5.091%, 11/25/35	870,114	869

Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO, ARM
5.255%, 11/25/35	472,769	471

Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO
4.17%, 1/12/41	1,005,435	994

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	1,010,781	1,004

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	700,000	655

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	850,000	818

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO
4.274%, 2/13/42	299,172	295

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.711%, 9/11/38	1,975,000	1,952
Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class AAB, CMO
5.315%, 2/11/44	1,250,000	1,154

Bear Stearns Commercial Mortgage Securities
Series 2007-PW17, Class A1, CMO
5.282%, 6/11/50	1,609,711	1,578

Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1, CMO
3.787%, 10/15/41	181,106	179

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.226%, 7/15/44	615,000	595

Citigroup/Deutsche Bank Commercial Mortgage
Series 2007-CD4, Class ASB, CMO
5.278%, 12/11/49	1,350,000	1,251

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	1,325,000	1,277

CS First Boston Mortgage Securities
Series 2005-C2, Class A4, CMO
4.832%, 4/15/37	600,000	569

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	188,564	196

GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	815,000	847

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	660,007	655

GMAC Commercial Mortgage Securities
Series 2001-C2, Class A2, CMO
6.70%, 4/15/34	1,125,000	1,172

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	1,850,000	1,814

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO
4.619%, 8/10/42	275,000	266
JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A2, CMO
6.244%, 4/15/35	838,616	867

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	854,521	888

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	1,350,000	1,301

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4, CMO, VR
5.179%, 12/15/44	1,400,000	1,353

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4 , CMO
5.481%, 12/12/44	1,900,000	1,846

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	914,084	908

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/1/29	2,150,000	2,107

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 6/15/29	950,000	941

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	1,350,000	1,247

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	1,475,000	1,409

PNC Mortgage Acceptance
Series 1999-CM1, Class A1B, CMO
7.33%, 10/10/09	698,673	735

Wells Fargo Mortgage Backed Securities Trust
Series 2003-O, Class 5A1, CMO, ARM
4.812%, 1/25/34	669,476	662

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, ARM
4.541%, 3/25/35	372,333	368
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.023%, 9/25/36	1,528,221	1,530
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR16, Class A1, CMO, ARM
5.665%, 10/25/36	1,201,438	1,215
Total Non-U.S. Government Mortgage-Backed Securities (Cost $40,490)		39,469

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 10.6%
U.S. Government Agency Obligations 10.1% (5)
Federal Home Loan Mortgage
4.50%, 5/1/19 - 6/1/34	913,543	886
5.00%, 12/1/08 - 11/1/35	4,096,884	4,062
5.50%, 3/1/18 - 12/1/33	2,545,675	2,608
6.00%, 8/1/21 - 3/1/33	5,290,619	5,448
6.50%, 10/1/08 - 7/1/35	2,614,904	2,720
7.00%, 10/1/25 - 6/1/32	111,661	118
Federal Home Loan Mortgage, ARM
4.641%, 7/1/35	435,845	443
4.699%, 2/1/35	664,289	674
4.744%, 7/1/35	155,826	157
5.05%, 11/1/35	367,681	373
5.064%, 3/1/36	687,524	700
5.129%, 1/1/36	1,883,566	1,936
5.38%, 2/1/37	1,097,113	1,116
5.384%, 1/1/36	183,102	188
5.914%, 2/1/37	1,937,235	1,994
5.92%, 1/1/37	424,506	436
5.979%, 12/1/36	1,486,807	1,527
6.001%, 11/1/36	1,035,162	1,061
6.037%, 10/1/36	1,134,846	1,181
6.123%, 10/1/36	1,228,679	1,267
6.218%, 8/1/36	1,330,026	1,377
7.191%, 9/1/32	22,961	23
Federal Home Loan Mortgage, CMO
5.50%, 8/15/16 - 4/15/28	2,911,870	3,027
6.50%, 8/15/30	1,295,204	1,350
Federal Home Loan Mortgage, CMO, IO
4.50%, 1/15/15 - 4/15/18	742,309	54
Federal National Mortgage Assn.
4.50%, 5/1/18 - 7/1/35	10,521,376	10,436
5.00%, 10/1/18 - 10/1/35	18,786,173	18,843
5.50%, 1/1/17 - 11/1/37	43,225,646	43,752
6.00%, 5/1/21 - 8/1/37	10,031,398	10,286
6.50%, 12/1/08 - 11/1/37	15,545,451	16,128
7.00%, 2/1/30 - 7/1/37	451,542	476
8.00%, 6/1/10	1,424	1
8.50%, 11/1/21	426	—
Federal National Mortgage Assn., ARM
4.582%, 7/1/35	521,070	529
4.799%, 11/1/35	451,886	462
5.316%, 12/1/35	338,477	348
5.343%, 12/1/35	382,722	394
5.533%, 12/1/35	562,492	578
5.542%, 7/1/36	1,433,373	1,480
5.647%, 12/1/35	154,911	159
5.982%, 9/1/36	459,362	471
5.988%, 8/1/36	937,256	973
6.028%, 12/1/36	598,261	616
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	172,800	173
5.00%, 3/25/15	525,457	527
5.50%, 5/25/27	670,886	685
7.25%, 5/25/20	158,904	167
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	66,216	4
6.50%, 2/1/32	89,377	21
Federal National Mortgage Assn., TBA
5.00%, 1/1/20 - 1/1/34	925,000	925
5.50%, 1/1/18 - 1/1/34	1,500,000	1,516
6.00%, 1/1/34	325,000	332
6.50%, 1/1/34	500,000	518
		145,526
U.S. Government Obligations 0.5%
Government National Mortgage Assn.
4.50%, 2/20/35 - 11/20/35	1,374,886	1,324
5.00%, 7/15/33 - 9/15/33	3,630,598	3,644
5.50%, 10/20/32 - 2/20/35	915,682	936
6.00%, 5/15/17 - 2/20/34	519,996	538
6.50%, 1/15/26 - 2/15/29	79,905	84
7.00%, 3/15/13 - 9/20/27	121,214	127
7.50%, 2/15/16 - 1/15/30	95,163	102
8.00%, 9/15/22 - 10/20/25	31,291	34
		6,789

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $149,815)		152,315
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 5.8%
U.S. Government Agency Obligations 1.1% (5)
Federal Home Loan Bank, 5.125%, 8/14/13 (1)	1,935,000	2,092
Federal Home Loan Bank, 5.60%, 6/28/11	1,975,000	2,143
Federal Home Loan Mortgage, 4.125%, 10/18/10 (1)	1,470,000	1,529
Federal Home Loan Mortgage, 5.00%, 7/15/14 (1)	3,000,000	3,222
Federal Home Loan Mortgage, 5.125%, 2/27/09	470,000	482
Federal Home Loan Mortgage, 5.125%, 7/15/12 (1)	215,000	232
Federal Home Loan Mortgage, 6.00%, 6/15/11	935,000	1,027
Federal National Mortgage Assn., 4.375%, 9/15/12 (1)	860,000	902
Federal National Mortgage Assn., 4.375%, 10/15/15 (1)	1,650,000	1,691
Federal National Mortgage Assn., 4.875%, 12/15/16 (1)	770,000	809
Federal National Mortgage Assn., 7.125%, 6/15/10 (1)	340,000	375
Federal National Mortgage Assn., 7.125%, 1/15/30 (1)	1,270,000	1,626
Resolution Funding, 8.125%, 10/15/19	210,000	277
		16,407
U.S. Treasury Obligations 4.7%
U.S. Treasury Bonds, 8.00%, 11/15/21 (1)(14)	2,280,000	3,212
U.S. Treasury Notes, 3.375%, 11/30/12 (1)	1,910,000	1,988
U.S. Treasury Notes, 4.00%, 11/15/12 (1)	7,455,000	7,973
U.S. Treasury Notes, 4.25%, 11/15/14 (1)	22,725,000	24,511
U.S. Treasury Notes, 4.625%, 2/29/12 (1)	9,850,000	10,757
U.S. Treasury Notes, 4.75%, 8/15/17 (1)	8,240,000	9,038
U.S. Treasury Notes, 4.875%, 2/15/12 (1)	525,000	579
U.S. Treasury Notes, 5.00%, 8/15/11 (1)(14)	7,865,000	8,644
		66,702
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $77,957)		83,109
FOREIGN GOVERNMENT OBLIGATIONS
& MUNICIPALITIES 0.4%
Abu Dhabi National Energy, 5.62%, 10/25/12 (4)	625,000	643
National Gas of Trinidad & Tobago, 6.05%, 1/15/36 (4)	220,000	201
Pemex Project Funding Master Trust, 5.75%, 3/1/18	465,000	476
Pemex Project Funding Master Trust, VR, 6.291%, 6/15/10 (4)	400,000	403
Petrobras International Finance Company, 5.875%, 3/1/18	420,000	424
Republic of Italy, 5.25%, 9/20/16	880,000	957
Republic of South Africa, 6.50%, 6/2/14	780,000	817
Swedish Export Credit, 5.125%, 3/1/17	800,000	856
United Mexican States, 6.375%, 1/16/13	390,000	426
Total Foreign Government Obligations & Municipalities (Cost $4,990)		5,203
MUNICIPAL SECURITIES 0.5%
California 0.0%
California, GO, 5.25%, 4/1/34 (Prerefunded 4/1/14) (6)	205,000	223
		223
District of Columbia 0.0%
District of Columbia, 4.75%, 6/1/31 (7)	590,000	539
		539
Florida 0.1%
Florida DOT, Turnpike Auth., 4.75%, 7/1/31 (8)	355,000	324
Florida State Board of Ed., Lottery, 5.00%, 7/1/17 (8)	300,000	316
Orange County, Tourist Dev., 5.00%, 10/1/18 (8)	600,000	612
		1,252
Georgia 0.1%
Atlanta Water & Sewer, 5.50%, 11/1/16 (8)	295,000	320
Atlanta Water & Sewer, 5.50%, 11/1/17 (8)	405,000	436
Georgia, GO, 5.00%, 7/1/19	450,000	472
		1,228
Kansas 0.0%
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (7)	240,000	247
		247
Maryland 0.1%
Baltimore County, 5.00%, 2/1/38	385,000	375
Maryland, State & Local Fac., 5.00%, 8/1/19	660,000	693
		1,068
Missouri 0.1%
Missouri Highway & Transportation Commission
5.00%, 2/1/18	770,000	815
		815
New Jersey 0.0%
New Jersey Transportation Trust Fund Auth.
5.25%, 12/15/21 (8)	290,000	299
		299
New York 0.1%
New York City Housing Dev. Corp., 6.42%, 11/1/27	295,000	313
New York State Urban Dev. Corp., Personal Income Tax
5.50%, 3/15/18 (9)	290,000	316
		629
Oregon 0.0%
Oregon, Taxable Pension, 5.892%, 6/1/27	130,000	140
		140
West Virginia 0.0%
Tobacco Settlement Fin. Auth., Tobacco Industry
7.467%, 6/1/47	530,000	510
		510
Total Municipal Securities (Cost $7,059)		6,950
BOND MUTUAL FUNDS 5.1%
T. Rowe Price Institutional Floating Rate Fund (10)(11)	119,678	1,193
T. Rowe Price Institutional High Yield Fund, 9.15% (10)(12)	4,496,337	41,681
T. Rowe Price Institutional International Bond
Fund, 4.25% (10)(12)	2,677,685	29,856
Total Bond Mutual Funds (Cost $74,393)		72,730
EQUITY MUTUAL FUNDS 0.7%
T. Rowe Price Institutional Emerging Markets Equity Fund (2)(10)	270,435	9,830
Total Equity Mutual Funds (Cost $10,101)		9,830
SHORT-TERM INVESTMENTS 3.1%
Money Market Funds 3.1%
T. Rowe Price Reserve Investment Fund, 3.80% (10)(13)	44,837,298	44,837
Total Short-Term Investments (Cost $44,837)		44,837
SECURITIES LENDING COLLATERAL 9.4%
Pooled Account 0.9%
Investment in pooled account managed by JPMorgan Chase
Bank, London, 3.429% (13)	13,242,337	13,243
		13,243
Money Market Trust 8.5%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 3.694% (13)	122,181,307	122,181
		122,181
Total Securities Lending Collateral (Cost $135,424)		135,424
Total Investments in Securities
109.9% of Net Assets (Cost $1,452,940)		$1,576,596

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at February 29, 2008 -- total value of such securities at period-end amounts to $137,691. See Note 2.
(2)	Non-income producing
(3)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $1,389 and represents 0.1% of net assets.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$14,472 and represents 1.0% of net assets.
(5)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(6)	Prerefunded date is used in determining portfolio maturity.
(7)	Insured by Financial Security Assurance Inc.
(8)	Insured by MBIA Insurance Corp.
(9)	Insured by AMBAC Assurance Corp.
(10)	Affiliated Companies
(11)	Incepted on January 31, 2008
(12)	SEC 30-day yield
(13)	Seven-day yield
(14)	All or a portion of this security is pledged to cover margin requirements on futures contracts at February 29, 2008.
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
DOT	Department of Transportation
EUR	Euro
FRN	Floating-Rate Note
GBP	British Pound
GDS	Global Depository Shares
GO	General Obligation
HKD	Hong Kong Dollar
INR	Indian Rupee
IO	Interest Only security for which the fund receives interest on notional principal
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA	To Be Announced purchase commitment; TBAs totaled $3,291 (0.2% of net assets)
at period-end - see Note 2.
TWD	Taiwan Dollar
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%	NOTIONAL AMOUNT	VALUE

Credit Default Swaps 0.0%

Deutsche Bank, Protection Bought (Relevant Credit: BNP
Paribas, FRN, 4.446%, 10/20/08), Pay 0.64%, Receive upon
credit default, 3/20/13	(415,000)	2

Deutsche Bank, Protection Bought (Relevant Credit: Halliburton
Company, 5.50%, 10/15/10), Pay 0.46%, Receive upon credit
default, 6/20/13	(415,000)	4

Goldman Sachs, Protection Sold (Relevant Credit: GE Capital,
6.00%, 6/15/12), Receive 0.185%, Pay upon credit
default, 6/20/17	920,000	(85)

Goldman Sachs, Protection Sold (Relevant Credit: Time Warner
Cable, 5.85%, 5/1/17), Receive 0.515%, Pay upon credit
default, 12/20/12	450,000	(22)

JPMorgan Chase, Protection Bought (Relevant Credit: Altria
Group, 7.00%, 11/4/13), Pay 0.55%, Receive upon credit
default, 12/20/14	(435,000)	8

JPMorgan Chase, Protection Sold (Relevant Credit: Merrill Lynch,
5.00%, 1/15/15), Receive 1.60%, Pay upon credit
default, 12/20/08	208,000	(1)

JPMorgan Chase, Protection Sold (Relevant Credit: Reynolds
American, 7.625%, 6/1/16), Receive 1.12%, Pay upon credit
default, 12/20/14	435,000	(11)

Merrill Lynch, Protection Bought (Relevant Credit: CBS
Corporation, 4.625%, 5/15/18), Pay 1.27%, Receive upon
credit default, 6/20/13	(105,000)	3

Merrill Lynch, Protection Bought (Relevant Credit: Dow
Chemical, 6.00%, 10/1/12), Pay 0.46%, Receive upon credit
default, 12/20/12	(213,000)	5

Merrill Lynch, Protection Sold (Relevant Credit: Lehman
Brothers, 6.625%, 1/18/12), Receive 1.00%, Pay upon credit
default, 12/20/08	208,000	(3)

Total Swaps (Premium Paid/Received $0)		(100)

Open Futures Contracts at February 29, 2008 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 63 U.S. Treasury five year contracts
$71 par of 5.00% U.S. Treasury Notes
and $40 of 8.00% U.S. Treasury Bonds
pledged as initial margin	6/08	$7,198	$109
Long, 118 U.S. Treasury ten year contracts
$179 par of 5.00% U.S. Treasury Notes
pledged as initial margin	6/08	13,839	144
Net payments (receipts) of variation
margin to date			(101)
Variation margin receivable (payable)
on open futures contracts			$152

(10) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07

T. Rowe Price
Institutional Emerging
Markets Equity Fund	$10,101	-	-	$ 9,830	-
T. Rowe Price
Institutional Floating
Rate Fund	1,195	-	1	1,193	-
T. Rowe Price
Institutional High
Yield Fund, 9.15%	2,858	3,133	2,566	41,681	47,242
T. Rowe Price
Institutional
International Bond
Fund, 4.25%	3,908	4,186	1,007	29,856	27,000
T. Rowe Price Reserve
Investment
Fund, 3.80%	¤	¤	2,149	44,837	73,388
Totals			$ 5,723	$ 127,397	$ 147,630

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$129,331
Dividend income	5,723
Interest income	-
Investment income	$5,723
Realized gain (loss) on securities	$281
Capital gain distributions from
mutual funds	$806

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Balanced Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer. In order to mitigate counterparty risk and subject to specific contractual arrangements, the fund may receive eligible security collateral from such counterparties upon unrealized gain amounts reaching certain thresholds. Eligible security collateral generally includes debt securities issued by the U.S. government or related agencies. At February 29, 2008, no such collateral was received.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. On February 29, 2008, the value of loaned securities was $137,691,000; aggregate collateral received included U.S. government securities valued at $6,942,000.

NOTE 3 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $1,452,940,000. Net unrealized gain aggregated $123,831,000 at period-end, of which $195,185,000 related to appreciated investments and $71,354,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may invest in certain T. Rowe Price Institutional funds (underlying Institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying Institutional funds are open-end management investment companies managed by T. Rowe Price Associates, Inc. or T. Rowe Price International, Inc. (collectively, the Institutional managers) and are affiliates of the fund, as reflected in the accompanying Affiliated Companies table. Each underlying Institutional fund pays an all-inclusive management and administrative fee to its Institutional manager based on an annual rate and its average daily net assets. To ensure that the fund does not incur duplicate fees for its assets invested in the underlying Institutional funds, each Institutional manager has agreed to reduce its management fee charged to those funds investing in underlying Institutional funds. Annual management and administrative fee rates related to shares of the underlying Institutional funds are as follows:

Institutional Emerging Markets Equity Fund	Institutional Floating Rate Fund
1.10%	0.55%
Institutional High Yield Fund	Institutional International Bond Fund
0.50%	0.55%

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
Unaudited		February 29, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 81.0%
CONSUMER DISCRETIONARY 10.2%
Auto Components 0.2%
Aisin Seiki (JPY) (1)	18,000	718
GKN (GBP)	117,883	614
Koito Manufacturing (JPY) (1)	39,000	510
Strattec Security	1,400	52
TRW (2)	7,000	155
		2,049
Automobiles 0.7%
BMW (EUR)	29,681	1,625
GM (1)	46,500	1,083
Harley-Davidson (1)	73,100	2,717
Honda (JPY)	26,500	809
Toyota Motor (JPY)	35,000	1,905
		8,139
Distributors 0.1%
Jardine Cycle & Carriage (SGD)	38,000	572
Pacific Brands (AUD)	170,091	347
		919
Diversified Consumer Services 0.5%
Apollo Group, Class A (2)	13,700	841
Benesse (JPY)	16,800	687
Bright Horizons Family Solutions (2)	6,500	292
Corinthian Colleges (2)	26,900	214
H&R Block	162,700	3,034
Investools (2)	6,400	74
Matthews International, Class A	11,000	494
		5,636
Hotels, Restaurants & Leisure 1.6%
BJ's Restaurants (2)	8,200	111
CEC Entertainment (2)	3,300	89
International Game Technology	132,900	6,000
Las Vegas Sands (1)(2)	41,000	3,415
Marriott, Class A	84,000	2,864
McDonald's	28,600	1,548
MGM Mirage (1)(2)	22,066	1,359
Mitchells & Butlers (GBP)	32,921	289
Panera Bread, Class A (2)	5,100	191
PF Chang's China Bistro (2)	4,100	117
Red Robin Gourmet Burgers (2)	7,100	237
Sonic (2)	16,893	360
The Cheesecake Factory (2)	12,250	256
Yum! Brands	49,800	1,716
		18,552
Household Durables 0.9%
Fortune Brands (1)	43,500	2,827
Jarden (2)	6,000	144
Makita (JPY)	14,400	508
Meritage (2)	10,700	162
Newell Rubbermaid	112,100	2,545
Persimmon (GBP)	25,717	372
Sony (JPY)	28,500	1,332
Sony, ADR	49,500	2,337
Standard Pacific	12,200	50
		10,277
Internet & Catalog Retail 0.8%
Amazon.com (1)(2)	116,100	7,485
Brown Group (GBP)	92,700	460
Expedia (2)	19,100	438
Liberty Media Interactive, Class A (2)	89,400	1,284
priceline.com (2)	2,600	297
		9,964
Leisure Equipment & Products 0.1%
Brunswick	8,100	132
MarineMax (2)	6,800	83
Nikon (JPY) (1)	36,000	1,010
Polaris Industries	2,100	80
Pool	7,175	137
		1,442
Media 2.6%
Aegis Group (GBP)	201,548	445
Cablevision, Class A (2)	151,400	4,056
CBS, Class B	43,300	988
Comcast, Class A (2)	99,700	1,948
Discovery, Class A (2)	156,300	3,528
DISH Network (2)	70,900	2,102
Entercom Communications	3,700	41
Informa (GBP)	62,735	427
Jupiter Telecommunications (JPY) (1)(2)	783	651
McGraw-Hill	70,100	2,869
New York Times, Class A (1)	79,200	1,475
Omnicom	68,900	3,078
SanomaWSoy (EUR) (1)	23,870	601
Scholastic (2)	10,200	356
Shaw Communications, B Shares	36,900	719
Television Broadcasts (HKD)	83,000	487
Time Warner	260,100	4,060
Time Warner Cable, Class A (2)	35,100	958
Viacom, Class B (2)	30,444	1,210
WPP Group (GBP)	37,354	439
		30,438
Multiline Retail 0.9%
Big Lots (2)	4,300	73
Harvey Norman Holdings (AUD)	197,519	825
Kohl's (2)	175,400	7,795
PPR (EUR)	5,671	775
Target	28,500	1,499
		10,967
Specialty Retail 1.4%
AC Moore Arts & Crafts (1)(2)	3,300	28
AnnTaylor Stores (2)	14,050	338
Aoyama Trading (JPY) (1)	9,800	205
Bed Bath & Beyond (1)(2)	156,000	4,421
Borders Group	16,600	154
Christopher & Banks	7,875	85
Esprit Holdings (HKD)	99,100	1,232
Hibbett Sports (2)	8,500	134
Home Depot	156,100	4,145
Hot Topic (2)	14,900	68
Inditex (EUR)	16,061	825
J. Crew (2)	5,800	232
Lumber Liquidators (2)	2,100	19
Monro Muffler Brake	11,900	199
RadioShack (1)	32,700	571
TJX	111,500	3,568
Tween Brands (2)	9,200	272
Ulta Salon Cosmetics and Fragrance (2)	600	9
Zale (2)	9,800	189
Zumiez (2)	12,600	222
		16,916
Textiles, Apparel & Luxury Goods 0.4%
Adidas (EUR) (1)	16,198	1,017
Benetton Group (EUR)	69,377	916
Coach (2)	76,400	2,316
Under Armour (2)	3,500	129
		4,378

Total Consumer Discretionary		119,677
CONSUMER STAPLES 5.7%

Beverages 1.2%
Anheuser-Busch	88,300	4,158
Coca-Cola	41,400	2,420
Coca-Cola Enterprises	55,200	1,349
Compania Cervecerias Unidas, ADR	16,600	551
Heineken (EUR)	6,800	384
Lion Nathan (AUD)	63,221	556
PepsiCo	33,300	2,316
Pernod-Ricard (EUR) (1)	18,306	1,949
		13,683
Food & Staples Retailing 2.1%
Casey's General Stores	6,100	153
Costco Wholesale	31,800	1,969
CVS Caremark	261,670	10,566
Seven & i (JPY)	22,311	554
Sysco	39,400	1,106
Tesco (GBP)	337,864	2,663
The Pantry (2)	6,800	164
Wal-Mart	163,800	8,123
		25,298
Food Products 1.4%
Dairy Crest (GBP)	83,300	869
General Mills	35,800	2,004
Goodman Fielder (AUD)	351,000	604
Hershey Foods (1)	53,400	1,980
Kraft Foods, Class A	62,700	1,954
Nestle (CHF)	11,718	5,590
Sara Lee	133,900	1,691
Seneca Foods, Class A (2)	2,200	44
Seneca Foods, Class B (2)	700	15
Unilever (GBP)	38,905	1,227
		15,978
Household Products 0.5%
Procter & Gamble	85,125	5,633
		5,633
Personal Products 0.4%
Avon	69,000	2,626
Kobayashi Pharmaceutical (JPY)	10,900	429
L'Oreal (EUR)	15,491	1,836
		4,891
Tobacco 0.1%
Altria Group	12,700	929
		929

Total Consumer Staples		66,412
ENERGY 8.5%

Energy Equipment & Services 3.4%
Baker Hughes	100,700	6,776
BJ Services	156,800	4,068
Complete Production Services (2)	8,100	157
ION Geophysical (1)(2)	11,900	158
Key Energy Services (2)	2,600	35
Saipem (EUR)	49,263	2,008
Schlumberger	188,200	16,270
Seacor Holdings (2)	7,700	739
Smith International	115,600	7,286
Technip (EUR)	17,170	1,397
TGS-NOPEC Geophysical (NOK) (1)(2)	69,950	1,034
Union Drilling (2)	4,300	86
W-H Energy Services (2)	4,200	264
		40,278
Oil, Gas & Consumable Fuels 5.1%
Bill Barrett (2)	11,600	538
BP (GBP)	56,689	613
BP, ADR	84,100	5,456
Chevron	10,200	884
Concho Resources (2)	7,300	170
ConocoPhillips	22,000	1,820
CONSOL Energy	32,300	2,454
EOG Resources	10,500	1,249
ExxonMobil	104,100	9,058
Forest Oil (2)	13,400	661
Foundation Coal Holdings	5,700	329
Geomet (2)	14,700	88
Holly	700	37
Mariner Energy (2)	14,592	405
Murphy Oil	111,600	8,970
Nippon Oil (JPY)	51,000	348
Petroleo Brasileiro, ADR	17,200	1,684
Royal Dutch Shell, B Shares, ADR	25,685	1,799
Royal Dutch Shell, B Shares (GBP)	41,579	1,463
Spectra Energy	86,900	2,008
StatoilHydro (NOK)	195,300	5,982
Sunoco	21,100	1,289
Total (EUR)	36,646	2,768
Total, ADR	121,600	9,167
Westmoreland Coal (2)	4,100	66
		59,306

Total Energy		99,584
FINANCIALS 13.0%

Capital Markets 4.8%
Affiliated Managers Group (2)	4,600	443
Ameriprise Financial	102,560	5,194
Bank of New York Mellon	122,800	5,387
BlackRock (1)	4,600	889
Charles Schwab	193,850	3,801
Close Brothers Group (GBP)	28,446	369
Franklin Resources	62,500	5,898
Goldman Sachs	27,400	4,648
Intermediate Capital (GBP)	36,000	1,064
Macquarie Group (AUD)	12,494	608
Merrill Lynch	105,100	5,209
Morgan Stanley	108,500	4,570
Northern Trust	59,700	4,037
Penson Worldwide (2)	12,200	125
Piper Jaffray (2)	6,700	259
State Street	170,600	13,401
UBS (CHF)	9,300	304
		56,206
Commercial Banks 2.8%
Allied Irish Banks (EUR)	64,202	1,320
Australia & New Zealand Banking (AUD)	79,115	1,595
Banco Popolare S.p.A. (EUR) (2)	32,197	609
Banco Santander S.A.B. de .C.V (EUR)	115,682	2,070
BNP Paribas (EUR)	18,234	1,639
Cascade Bancorp	9,775	99
China Citic Bank (HKD) (2)	797,000	432
Citizens Republic Bancorp	17,500	195
Danske Bank (DKK)	29,100	1,115
DBS Group (SGD)	103,304	1,259
Erste Bank der Oesterreich Sparkasse (EUR) (1)	22,909	1,324
Fifth Third Bancorp	47,000	1,076
First Horizon National (1)	159,000	2,582
Glacier Bancorp	14,963	257
Grupo Financiero Banorte (MXN)	216,932	900
Intesa Sanpaolo (EUR)	207,549	1,391
KBC (EUR)	7,733	969
Nordea Bank (SEK)	91,507	1,373
Pinnacle Financial Partners (2)	9,000	206
Preferred Bank	2,750	50
Prosperity Bancshares	9,400	248
Provident Bankshares	11,100	141
Royal Bank of Scotland (GBP)	276,949	2,086
Sandy Spring Bancorp	2,800	76
Signature Bank (2)	6,800	180
Societe Generale (EUR) (1)	6,715	720
Standard Chartered (GBP)	42,119	1,384
Sumitomo Mitsui Financial (JPY)	78	561
Sumitomo Trust and Banking Company (JPY)	215,000	1,440
SunTrust	27,700	1,610
Swedbank (SEK)	19,100	515
Texas Capital Bancshares (2)	5,600	84
The Bank of Yokohama (JPY)	142,000	917
U.S. Bancorp	46,500	1,489
Valley National Bancorp (1)	14,258	266
Westamerica Bancorporation	9,300	440
Western Alliance Bancorp (2)	5,900	71
		32,689
Consumer Finance 0.6%
American Express	87,300	3,693
Capital One Financial (1)	37,000	1,703
SLM Corporation (1)(2)	69,000	1,353
		6,749
Diversified Financial Services 1.3%
Babcock & Brown (AUD)	36,177	570
Bank of America	63,700	2,531
Citigroup	119,300	2,829
CME Group	6,000	3,080
Highlands Acquisition, Equity Units (2)	5,700	54
ING Groep, GDS (EUR)	27,100	903
IntercontinentalExchange (2)	400	52
JPMorgan Chase	54,900	2,232
Liberty Media Capital, Class A (2)	28,900	3,356
MarketAxess Holdings (2)	5,600	52
		15,659
Insurance 2.6%
American International Group	72,393	3,392
Assured Guaranty	12,800	328
Aviva (GBP)	92,484	1,113
AXA (EUR)	53,797	1,815
Berkshire Hathaway, Class A (2)	16	2,240
E-Health (2)	1,700	42
Genworth Financial, Class A	166,300	3,855
Hartford Financial Services	16,300	1,139
Infinity Property & Casualty	8,500	342
Lincoln National	49,600	2,535
Markel (2)	900	418
Marsh & McLennan	119,000	3,031
Munich Re (EUR)	7,765	1,356
Prudential Financial	39,500	2,882
QBE Insurance (AUD)	45,900	947
Seabright Insurance (2)	4,700	70
Selective Insurance	7,100	169
Sony Financial Holdings (JPY) (2)	150	591
Suncorp-Metway (AUD)	66,154	847
Topdanmark (DKK) (2)	9,150	1,388
Willis Group	31,900	1,048
XL Capital	23,200	837
		30,385
Real Estate Investment Trusts (REITs) 0.1%
Centro Retail Group, Equity Units (AUD)	334,507	113
Cousins Properties, REIT	4,700	114
DiamondRock Hospitality, REIT	5,500	69
EastGroup Properties, REIT	7,600	322
Essex Property Trust, REIT	1,000	105
LaSalle Hotel Properties, REIT	3,700	107
Mirvac Group (AUD)	112,567	398
Parkway Properties, REIT	3,600	129
		1,357
Real Estate Management & Development 0.6%
China Overseas Land & Investment (HKD)	600,000	1,164
Deutsche EuroShop (EUR) (1)	23,932	910
Goldcrest Company (JPY) (1)	9,750	263
St. Joe (1)	126,800	4,875
		7,212
Thrifts & Mortgage Finance 0.2%
Atrium (JPY) (1)	20,500	367
Countrywide Financial (1)	108,700	686
Fannie Mae	38,100	1,053
First Niagara Financial	28,100	321
NewAlliance Bancshares	10,800	123
Radian	8,900	63
		2,613

Total Financials		152,870
HEALTH CARE 11.1%

Biotechnology 2.3%
Acadia Pharmaceuticals (2)	4,700	47
Alexion Pharmaceutical (2)	3,200	194
Alkermes (2)	8,000	104
Altus Pharmaceuticals (2)	5,500	32
Amgen (2)	72,800	3,314
Amylin Pharmaceuticals (2)	3,300	87
Celgene (2)	71,600	4,036
Cephalon (2)	3,005	181
CSL (AUD)	55,743	1,871
Cubist Pharmaceuticals (2)	8,900	162
deCode genetics (2)	5,000	15
Genentech (2)	87,100	6,598
Gilead Sciences (2)	172,600	8,167
Incyte (2)	17,000	168
InterMune (2)	8,400	118
Martek Biosciences (2)	6,800	195
Maxygen (2)	4,700	30
Myriad Genetics (2)	8,500	315
ONYX Pharmaceuticals (2)	3,800	104
Pharmasset (2)	4,900	84
Regeneron Pharmaceuticals (2)	3,000	59
Rigel Pharmaceuticals (2)	2,900	57
Seattle Genetics (2)	3,500	31
Senomyx (2)	5,100	35
Theravance (2)	2,400	40
Vertex Pharmaceuticals (2)	6,216	109
		26,153
Health Care Equipment & Supplies 2.8%
Alcon	20,900	3,025
Analogic	3,000	175
Angiodynamics (2)	4,300	71
Baxter International	31,700	1,871
Becton, Dickinson and Company	7,400	669
Boston Scientific (2)	120,100	1,512
Covidien	91,400	3,911
Edwards Lifesciences (2)	4,900	214
Elekta, B Shares (SEK) (1)	63,559	1,156
Immucor (2)	5,400	161
Integra LifeSciences (2)	9,000	373
Intuitive Surgical (2)	1,400	395
Masimo (2)	900	29
Medtronic	169,400	8,362
Micrus Endovascular (2)	4,300	61
Nipro (JPY) (1)	23,000	441
NuVasive (2)	4,600	177
NxStage Medical (2)	7,700	46
ResMed (2)	7,800	316
St. Jude Medical (2)	101,400	4,358
Stereotaxis (2)	7,200	41
Steris	8,500	209
Stryker	61,300	3,991
Terumo (JPY)	15,000	814
Thoratec (2)	9,500	138
TomoTherapy (2)	8,500	112
Wright Medical Group (2)	8,000	211
		32,839
Health Care Providers & Services 3.0%
Aetna	112,200	5,565
AMERIGROUP (2)	7,700	277
Animal Health International (2)	6,400	67
Cardinal Health	81,900	4,843
Centene (2)	11,500	206
CIGNA	32,300	1,440
Express Scripts (2)	49,700	2,937
Health Management (1)	78,600	420
HealthExtras (2)	9,100	251
Healthways (2)	900	31
Henry Schein (2)	1,100	66
Humana (2)	37,500	2,562
Laboratory Corporation of America (1)(2)	60,000	4,639
LifePoint Hospitals (2)	11,100	278
McKesson	43,700	2,568
Medco (2)	75,100	3,328
Nighthawk Radiology (2)	8,400	96
Skilled Healthcare, Class A (2)	6,000	76
Sunrise Senior Living (2)	23,300	638
WellPoint (2)	74,500	5,221
		35,509
Health Care Technology 0.0%
Allscripts Healthcare (2)	5,500	59
Vital Images (2)	7,000	111
		170
Life Sciences Tools & Services 0.1%
Exelixis (2)	10,400	66
Thermo Fisher Scientific (2)	16,000	895
		961
Pharmaceuticals 2.9%
Allergan	66,900	3,962
Astellas Pharma (JPY)	16,200	711
BioMimetic Therapeutics (2)	3,100	43
Chugai Pharmaceutical (JPY) (1)	36,000	416
Forest Laboratories (2)	3,700	147
GlaxoSmithKline (GBP)	25,171	552
GlaxoSmithKline, ADR (1)	22,600	992
Inspire Pharmaceuticals (2)	10,800	49
Johnson & Johnson	66,000	4,089
Map Pharmaceuticals (2)	900	12
Medicines Company (2)	5,100	98
Medicis Pharmaceutical, Class A	10,200	209
Merck	86,100	3,814
Novartis, Regulation D Shares (CHF)	3,800	186
Pfizer	132,800	2,959
Roche Holding - Genusscheine (CHF) (1)	32,834	6,436
Rohto Pharmaceutical (JPY)	12,000	144
Sanofi-Aventis (EUR)	25,924	1,922
Schering-Plough	161,500	3,505
UCB (EUR)	9,600	454
Wyeth	71,700	3,128
Xenoport (2)	4,700	241
		34,069

Total Health Care		129,701
INDUSTRIALS & BUSINESS SERVICES 10.3%

Aerospace & Defense 1.7%
American Science Engineering	3,900	211
Finmeccanica S.p.A. (EUR)	38,337	1,179
General Dynamics	75,700	6,196
Lockheed Martin	22,800	2,353
Moog, Class A (2)	8,700	357
QinetiQ (GBP)	182,400	716
Raytheon	33,300	2,159
Rockwell Collins	29,000	1,708
Rolls-Royce (GBP) (2)	81,425	697
Teledyne Technologies (2)	5,400	240
Transdigm Group (2)	2,400	93
United Technologies	51,500	3,631
		19,540
Air Freight & Logistics 0.2%
Expeditors International of Washington (1)	28,500	1,121
Panalpina Welttransport Holding (CHF)	5,728	957
UTi Worldwide	9,400	158
Yusen Air & Sea Service (JPY) (1)	14,000	204
		2,440
Airlines 0.4%
AirTran (2)	14,700	106
British Airways (GBP) (2)	44,532	225
Frontier Airlines (2)	5,200	15
Gol Linhas Aereas Intel, ADR (1)	21,600	372
Southwest Airlines	306,200	3,754
		4,472
Building Products 0.1%
American Woodmark	3,400	65
Builders FirstSource (2)	6,800	45
Gibraltar Industries	4,850	53
JS Group (JPY) (1)	16,200	275
Simpson Manufacturing	4,900	117
Universal Forest Products	5,500	153
		708
Commercial Services & Supplies 0.5%
American Reprographics (2)	11,500	186
Angelica	6,400	106
EnergySolutions	3,000	65
EnerNOC (2)	2,800	41
G & K Services, Class A	7,200	276
Kforce (2)	10,800	92
LECG (2)	5,400	51
Multi-Color	6,850	148
Nissha Printing (JPY)	14,200	598
Pike Electric (2)	3,600	47
Resources Connection	13,000	209
Ritchie Bros. Auctioneers	4,900	351
Waste Connections (2)	13,400	407
Waste Management	106,000	3,480
		6,057
Construction & Engineering 0.7%
Acciona (EUR)	8,118	2,061
ACS Group (EUR)	18,900	964
Boart Longyear (AUD) (2)	274,257	513
Carillion (GBP)	104,075	767
Foster Wheeler (2)	64,500	4,221
Insituform Technologies (2)	5,700	80
Quanta Services (1)(2)	7,225	172
		8,778
Electrical Equipment 0.4%
A.O. Smith	14,800	539
ABB (CHF)	26,900	670
Acuity Brands	6,100	271
Baldor Electric	15,500	444
Belden	4,300	169
Mitsubishi Electric (JPY)	133,000	1,215
Prysmian (EUR) (2)	34,300	668
Woodward Governor	5,000	143
		4,119
Industrial Conglomerates 3.2%
3M	40,900	3,206
Bureau Veritas (EUR) (2)	14,200	771
DCC (EUR)	45,832	1,156
GE	598,500	19,834
Hutchison Whampoa (HKD)	84,200	788
McDermott International (2)	52,100	2,721
Orkla (NOK)	79,900	993
Philips Electronics (EUR)	27,100	1,059
SembCorp Industries (SGD)	345,020	1,159
Tomkins (GBP)	101,847	340
Tyco International	127,700	5,116
		37,143
Machinery 2.2%
3-D Systems (2)	7,900	114
Actuant, Class A	17,960	483
Atlas Copco (SEK)	75,000	1,162
Cargotec (EUR) (1)(2)	19,562	969
Cascade	2,800	126
Caterpillar	9,600	694
Danaher	141,300	10,477
ESCO Technologies (2)	12,400	410
Fanuc (JPY)	9,600	893
Graco	8,650	300
Harsco	7,200	407
IDEX	8,850	267
Illinois Tool Works	114,100	5,599
Joy Global	24,500	1,626
PACCAR (1)	5,900	256
RBC Bearings (2)	7,500	252
Tennant	2,000	72
Toro	10,000	482
Toshiba Machine (JPY) (1)	55,000	419
Volvo, B Shares (SEK)	58,100	858
		25,866
Marine 0.1%
Nippon Yusen Kabushiki Kaish (JPY)	80,000	743
		743
Road & Rail 0.4%
Arriva (GBP)	35,165	472
Central Japan Railway (JPY)	78	743
Heartland Express	4,545	63
Knight Transportation	22,575	334
Landstar Systems	5,500	255
Norfolk Southern	63,700	3,369
		5,236
Trading Companies & Distributors 0.4%
Applied Industrial Technologies	17,900	495
Electro Rent	4,300	56
Fastenal (1)	27,100	1,102
H&E Equipment Services (2)	15,800	246
Interline Brands (2)	9,800	174
Mitsubishi Corporation (JPY)	30,400	926
Mitsui (JPY)	80,000	1,735
NuCo2 (2)	7,700	213
		4,947
Transportation Infrastructure 0.0%
BBA Aviation (GBP)	134,865	489
		489

Total Industrials & Business Services		120,538

INFORMATION TECHNOLOGY 13.8%

Communications Equipment 3.1%
Acme Packet (2)	1,700	14
ADTRAN	9,900	182
Alcatel-Lucent (EUR)	71,800	423
Alcatel-Lucent, ADR (1)	484,900	2,846
Aruba Networks (2)	2,200	12
BigBand Networks (2)	4,300	27
Blue Coat Systems (2)	6,400	150
Cisco Systems (2)	285,000	6,945
Corning	152,900	3,552
Finisar (2)	72,600	117
IXIA (2)	9,400	71
Juniper Networks (2)	267,200	7,166
Nokia (EUR)	86,341	3,107
Nokia, ADR	208,800	7,519
Optium (2)	4,900	34
QUALCOMM	97,900	4,148
		36,313
Computers & Peripherals 2.2%
3PAR (2)	1,100	9
Acer (TWD)	422,657	771
Apple (2)	61,200	7,651
Dell (2)	305,500	6,064
EMC (2)	193,300	3,004
Emulex (2)	9,800	146
Hewlett-Packard	73,900	3,530
IBM	30,300	3,450
Intermec (2)	4,300	95
Palm (2)	34,500	223
Synaptics (2)	2,200	59
Wacom (JPY) (1)	159	364
Xyratex (2)	10,200	183
		25,549
Electronic Equipment & Instruments 0.4%
DTS (2)	6,800	166
Hamamatsu Photonics (JPY)	27,300	825
Hosiden (JPY) (1)	32,500	557
Measurement Specialties (2)	5,300	94
MTS Systems	1,000	31
National Instruments	4,900	127
Newport (2)	6,500	68
Orbotech (2)	8,900	161
Star Micronics (JPY) (1)	11,800	188
Synnex (2)	3,400	71
Tyco Electronics	67,600	2,224
Venture (SGD)	42,000	302
		4,814
Internet Software & Services 1.8%
Ariba (2)	21,300	190
Bankrate (2)	5,100	216
CNET Networks (2)	25,700	187
Dealertrack (2)	5,300	108
Digital River (2)	7,500	245
eBay (2)	96,900	2,554
Google, Class A (2)	24,320	11,459
Monster Worldwide (1)(2)	57,200	1,521
The Knot (2)	9,600	111
VeriSign (1)(2)	65,100	2,265
Yahoo! (2)	79,200	2,200
		21,056
IT Services 1.3%
Accenture, Class A	84,000	2,961
Automatic Data Processing	115,600	4,618
Fiserv (2)	30,600	1,610
Global Payments	10,000	397
Heartland Payment Systems	5,000	110
Logica (GBP)	109,569	201
Mastercard, Class A (1)	8,700	1,653
MPS Group (2)	21,100	240
NS Solutions (JPY)	14,300	406
Ordina (EUR)	35,670	508
RightNow Technologies (2)	11,800	135
Western Union	96,100	1,999
		14,838
Office Electronics 0.1%
Canon (JPY)	28,100	1,258
		1,258
Semiconductor & Semiconductor Equipment 2.0%
Actions Semiconductor, ADR (2)	8,500	31
Advanced Analogic Technologies (2)	9,500	62
Advanced Energy Industries (2)	9,200	118
Analog Devices	135,300	3,642
Applied Materials	42,100	807
ASML (EUR)	40,260	973
Atheros Communications (2)	5,300	129
Broadcom, Class A (2)	38,700	732
Brooks Automation (2)	7,106	72
Cabot Microelectronics (2)	2,200	74
Conexant Systems (2)	136,500	72
Cymer (2)	9,800	278
Diodes (2)	13,650	308
Entegris (2)	28,539	201
Exar (2)	9,900	78
FEI (2)	11,100	226
Formfactor (2)	4,200	75
Intel	286,400	5,714
Marvell Technology Group (2)	250,000	2,827
Mattson Technology (2)	12,400	74
ON Semiconductor (2)	2,200	13
PDF Solutions (2)	13,800	79
Samsung Electronics (KRW)	915	537
Semitool (2)	13,300	104
Semtech (2)	15,000	191
Silicon Laboratories (2)	8,500	263
Standard Microsystems (2)	8,900	252
Sumco (JPY)	30,000	662
Texas Instruments	71,900	2,154
Veeco (2)	4,100	64
Virage Logic (2)	3,100	20
Xilinx (1)	145,400	3,251
Zarlink Semiconductor (2)	32,800	29
		24,112
Software 2.9%
Adobe Systems (2)	53,700	1,807
Autodesk (2)	57,600	1,791
Bottomline Technologies (2)	7,700	99
Catapult Communications (2)	3,200	20
DemandTec (2)	4,100	42
Electronic Arts (2)	78,600	3,717
FactSet Research Systems	8,850	466
Glu Mobile (2)	1,500	7
Intuit (2)	59,200	1,572
Jack Henry & Associates	25,300	595
McAfee (2)	35,200	1,171
Microsoft	570,300	15,524
Nintendo (JPY)	5,900	2,930
Oracle (2)	134,900	2,536
Progress Software (2)	7,700	220
Pros Holdings (2)	4,200	54
Quest Software (2)	14,000	199
Red Hat (2)	8,300	148
Salary.com (2)	4,000	29
Sourcefire (2)	9,700	58
SPSS (2)	5,100	194
THQ (2)	12,300	230
Wind River Systems (2)	11,100	80
		33,489

Total Information Technology		161,429
MATERIALS 3.6%

Chemicals 1.5%
Arch Chemicals	10,200	356
Asahi Kasei (JPY) (1)	59,000	324
BASF (EUR)	11,610	1,471
DuPont	65,100	3,022
Hitachi Chemical (JPY)	41,600	794
Koppers	6,500	272
Monsanto	66,600	7,704
Praxair	40,400	3,243
Tosoh (JPY)	95,000	336
Wacker Chemie (EUR)	2,300	489
		18,011
Construction Materials 0.2%
Boral (AUD)	93,994	523
CEMEX, Equity Units (MXN) (1)	125,404	345
Holcim (CHF)	12,668	1,288
		2,156
Containers & Packaging 0.0%
Chesapeake Corporation	5,800	20
Smurfit-Stone Container (2)	16,600	132
		152
Metals & Mining 1.3%
Alcoa	55,100	2,046
Freeport-McMoRan Copper & Gold	60,600	6,112
Haynes International (2)	4,700	267
Kobe Steel (JPY)	307,000	954
Lihir Gold (AUD) (2)	60,540	236
Metal Management	4,800	291
Nucor	13,500	872
Rio Tinto (AUD)	18,218	2,271
SSAB Svenskt Stal, Series A (SEK) (1)	67,852	1,888
Teck Cominco, Class B (CAD)	20,900	838
		15,775
Paper & Forest Products 0.6%
AbitiBibowater	11,800	122
International Paper	120,800	3,829
MeadWestvaco	107,400	2,756
		6,707

Total Materials		42,801

TELECOMMUNICATION SERVICES 3.3%

Diversified Telecommunication Services 0.9%
AT&T	55,500	1,933
Cogent Communications Group (2)	7,700	150
France Telecom (EUR)	27,300	918
nTelos	1,100	23
Premiere Global Services (2)	12,900	182
Qwest Communications International (1)	136,400	737
Telefonica SA (EUR)	129,189	3,741
Telenor ASA (NOK)	78,600	1,613
Telstra (AUD)	156,400	702
Time Warner Telecom, Class A (2)	13,200	210
		10,209
Wireless Telecommunication Services 2.4%
America Movil, ADR	142,100	8,591
American Tower Systems, Class A (2)	145,800	5,605
Bharti Airtel (INR) (2)	27,800	572
Bouygues (EUR)	23,558	1,610
Hutchison Telecommunications (HKD)	559,000	745
KDDI (JPY)	117	708
MetroPCS Communications (1)(2)	25,900	413
Rogers Communications, Class B	81,300	3,216
SBA Communications (2)	3,700	115
Sprint Nextel	377,600	2,685
Starhub (SGD)	356,770	769
Virgin Mobile USA, Class A (2)	10,700	54
Vodafone, ADR	98,900	3,188
		28,271

Total Telecommunication Services		38,480
UTILITIES 1.5%

Electric Utilities 1.0%
Cleco	7,000	160
E.ON AG (EUR)	24,710	4,645
El Paso Electric (2)	7,300	149
Empire District Electronics	8,800	181
Enel (EUR)	125,200	1,348
Entergy	28,200	2,897
Pinnacle West Capital (1)	65,700	2,336
Unisource Energy	10,400	246
		11,962
Gas Utilities 0.1%
Hong Kong & China Gas (HKD)	478,000	1,362
Southwest Gas	11,300	290
		1,652
Independent Power Producers & Energy Traders 0.1%
Iberdrola Renovables (EUR) (2)	99,200	608
		608
Multi-Utilities 0.3%
Black Hills	3,400	122
Centrica (GBP)	215,100	1,372
NiSource	127,700	2,195
OGE Energy	7,100	230
PNM Resources	14,200	168
		4,087
Total Utilities		18,309
Total Common Stocks (Cost $839,563)		949,801
PREFERRED STOCKS 0.1%
GOVERNMENT RELATED 0.0%
Government Sponsored 0.0%
Fannie Mae (2)	4,700	120
Total Government Related		120
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Fresenius SE (EUR)	16,151	1,359
Total Health Care		1,359
Total Preferred Stocks (Cost $793)		1,479
CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
General Motors (1)	33,500	808
Total Consumer Discretionary		808
FINANCIALS 0.1%
Capital Markets 0.1%
Merrill Lynch Acquisition Date: 1/18/08
Acquisition Cost $1,500 (2)(3)	30	1,389
Total Financials		1,389

Total Convertible Preferred Stocks (Cost $2,338)		2,197
CONVERTIBLE BONDS 0.0%
Newmont Mining, 1.625%, 7/15/17 (4)	247,000	328
Total Convertible Bonds (Cost $247)		328
CORPORATE BONDS 3.1%
3M, 5.70%, 3/15/37	170,000	172
ACE INA Holdings, 5.70%, 2/15/17	195,000	195
ACE INA Holdings, 5.875%, 6/15/14	100,000	105
AGFC Capital Trust I, 6.00%, 1/15/67 (4)	100,000	90
Air Products & Chemicals, 4.15%, 2/1/13	125,000	127
Alabama Power, VR, 3.283%, 8/25/09	90,000	90
Amerada Hess, 7.875%, 10/1/29	65,000	77
America Movil, 5.625%, 11/15/17	200,000	197
America Movil, 6.375%, 3/1/35	205,000	196
American General Finance, 5.40%, 12/1/15	180,000	168
Anheuser-Busch, 5.50%, 1/15/18	30,000	31
Appalachian Power, 6.375%, 4/1/36	90,000	88
AT&T, 5.625%, 6/15/16	375,000	386
AT&T, 6.45%, 6/15/34	235,000	238
AT&T, STEP, 7.30%, 11/15/11	70,000	78
AT&T Broadband, 8.375%, 3/15/13	225,000	253
AT&T Wireless, 7.875%, 3/1/11	110,000	122
Atmos Energy, 4.00%, 10/15/09	120,000	121
Avalonbay Communities, 6.125%, 11/1/12	110,000	110
Avnet, 5.875%, 3/15/14	155,000	158
Baker Hughes, 6.875%, 1/15/29	110,000	120
Bank of America, 5.75%, 8/15/16	145,000	150
Bank of America, 6.00%, 9/1/17	495,000	525
Bank of America Capital Trust VI, 5.625%, 3/8/35	255,000	216
Bank One, 5.25%, 1/30/13	515,000	534
BB&T Capital Trust II, 6.75%, 6/7/36	230,000	209
BG&E, 5.90%, 10/1/16	210,000	210
BHP Finance, 5.40%, 3/29/17	125,000	122
Black Hills, 6.50%, 5/15/13	90,000	97
Boardwalk Pipelines, 5.50%, 2/1/17	30,000	30
British Sky Broadcasting, 6.10%, 2/15/18 (4)	250,000	253
British Telecommunications, 5.15%, 1/15/13	165,000	169
Buckeye Partners, 6.05%, 1/15/18	75,000	77
Bunge Finance, 5.90%, 4/1/17	245,000	242
Burlington Northern Santa Fe, 5.65%, 5/1/17	248,000	254
Burlington Northern Santa Fe, 6.15%, 5/1/37	245,000	240
Canadian National Railway, 6.25%, 8/1/34	80,000	79
Canadian National Railway, 6.375%, 11/15/37	45,000	45
Canadian Natural Resources, 6.25%, 3/15/38	155,000	148
Capital One IV, 6.745%, 2/17/37	225,000	159
Cardinal Health, VR, 5.499%, 10/2/09 (4)	130,000	130
Caterpillar Financial Services, 4.25%, 2/8/13	155,000	157
Caterpillar Financial Services, 5.85%, 9/1/17	125,000	133
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	175,000	174
Centerpoint Energy, 7.25%, 9/1/10	75,000	81
Centex, 5.45%, 8/15/12	130,000	111
Cisco Systems, 5.25%, 2/22/11	155,000	163
CIT Group, 7.625%, 11/30/12	114,000	115
Citigroup, 5.00%, 9/15/14	340,000	326
Citigroup, 5.50%, 8/27/12	170,000	176
Citigroup, 5.85%, 7/2/13	170,000	180
Comcast, 5.875%, 2/15/18	245,000	244
Comcast, 6.95%, 8/15/37	75,000	76
ConocoPhillips, 5.90%, 10/15/32	130,000	134
Consumers Energy, 6.00%, 2/15/14	115,000	120
Cooper, 6.10%, 7/1/17	160,000	171
Costco Wholesale, 5.30%, 3/15/12	140,000	148
Countrywide Home Loans, 4.125%, 9/15/09	305,000	275
Cox Communications, 7.125%, 10/1/12	85,000	93
Credit Agricole SA, 6.637%, 12/31/49 (4)	100,000	87
Credit Suisse Guernsey, 5.86%, 5/29/49	160,000	144
CRH America, 6.00%, 9/30/16	170,000	163
CS First Boston, 5.50%, 8/16/11	120,000	126
D.R. Horton, 6.50%, 4/15/16	150,000	136
DaimlerChrysler, 6.50%, 11/15/13	160,000	171
DaimlerChrysler, VR, 3.562%, 8/3/09	245,000	242
Devon Financing, 6.875%, 9/30/11	159,000	175
Devon Financing, 7.875%, 9/30/31	100,000	122
Diamond Offshore Drilling, 4.875%, 7/1/15	85,000	83
Diamond Offshore Drilling, 5.15%, 9/1/14	65,000	65
Du Pont El de Nemours & Co., 5.60%, 12/15/36	215,000	203
Dun & Bradstreet, 5.50%, 3/15/11	85,000	88
El Paso Electric, 6.00%, 5/15/35	145,000	135
El Paso Natural Gas Company, 5.95%, 4/15/17	55,000	55
Eli Lilly & Co., 5.55%, 3/15/37	155,000	148
Emerson Electric Company, 4.75%, 10/15/15	250,000	249
Enbridge, 5.60%, 4/1/17	155,000	155
EnCana, 5.90%, 12/1/17	165,000	172
EnCana, 6.50%, 8/15/34	155,000	159
Enterprise Products Operations, 4.95%, 6/1/10	200,000	205
Enterprise Products Operations, 6.30%, 9/15/17	85,000	89
EOG Resources, 5.875%, 9/15/17	105,000	111
ERAC USA Finance Company, 5.60%, 5/1/15 (4)	305,000	283
ERP Operating, 5.25%, 9/15/14	110,000	103
Federal Realty Investment Trust, 6.00%, 7/15/12	80,000	81
Federated Department Stores, 5.35%, 3/15/12	105,000	101
Florida Power, 6.35%, 9/15/37	160,000	169
Florida Power & Light, 6.20%, 6/1/36	60,000	63
Ford Motor Credit, 5.80%, 1/12/09	245,000	236
Fortune Brands, 5.125%, 1/15/11	95,000	95
France Telecom, STEP, 7.75%, 3/1/11	137,000	150
Franklin Resources, 3.70%, 4/15/08	30,000	30
Freeport-McMoRan Copper & Gold, 8.375%, 4/1/17	140,000	148
Fund American Companies, 5.875%, 5/15/13	115,000	119
GE Capital, 5.25%, 10/19/12	340,000	356
GE Capital, 5.625%, 9/15/17	360,000	373
GE Capital, 5.875%, 2/15/12	325,000	347
GE Capital, 6.00%, 6/15/12	520,000	559
Genentech, 4.75%, 7/15/15	100,000	101
Genworth Financial, 5.75%, 6/15/14	229,000	233
Genworth Financial, 6.15%, 11/15/66	75,000	64
Goldman Sachs, 6.75%, 10/1/37	435,000	408
Goldman Sachs Capital I, 6.345%, 2/15/34	116,000	102
Halliburton, 5.50%, 10/15/10	235,000	249
Harrah's Operating, 5.50%, 7/1/10	135,000	119
Hartford Financial Services, 5.375%, 3/15/17	195,000	187
Hasbro, 6.30%, 9/15/17	80,000	83
HBOS Treasury Services, 5.92%, 9/29/49 (4)	200,000	175
HBOS Treasury Services, 6.00%, 11/1/33 (4)	250,000	227
Hewlett-Packard, 4.50%, 3/1/13	140,000	143
Highmark, 6.80%, 8/15/13 (4)	90,000	103
Home Depot, 5.40%, 3/1/16	155,000	146
Honeywell International, 5.30%, 3/1/18	160,000	164
Hospitality Properties Trust, 5.625%, 3/15/17	130,000	111
HSBC Holdings, 6.50%, 5/2/36	100,000	96
Illinois Power, 6.125%, 11/15/17 (4)	50,000	53
International Lease Finance, 5.30%, 5/1/12	270,000	274
International Lease Finance, 5.45%, 3/24/11	160,000	163
International Speedway, 4.20%, 4/15/09	55,000	55
J.C. Penney, 9.00%, 8/1/12	165,000	184
Jefferies Group, 5.875%, 6/8/14	94,000	96
Jefferies Group, 6.25%, 1/15/36	115,000	96
Jersey Central Power & Light, 5.65%, 6/1/17	205,000	208
John Deere Capital, 4.95%, 12/17/12	165,000	173
John Deere Capital, 5.50%, 4/13/17	100,000	106
JPMorgan Chase, 6.00%, 1/15/18	315,000	328
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	145,000	129
Kinder Morgan Finance, 5.70%, 1/5/16	175,000	164
Kroger, 8.05%, 2/1/10	120,000	129
Lafarge, 6.15%, 7/15/11	70,000	74
Lehman Brothers, 6.75%, 12/28/17	50,000	50
Lennar, 5.60%, 5/31/15	175,000	139
Lincoln National, 6.05%, 4/20/17	80,000	72
Lloyds TSB, 6.267%, 12/31/49 (4)	160,000	140
Mack-Cali Realty, 5.125%, 2/15/14	120,000	113
Mack-Cali Realty, 5.80%, 1/15/16	80,000	77
Mangrove Bay Pass Through Trust, 6.102%, 7/15/33 (4)	100,000	84
Marathon Oil, 6.00%, 10/1/17	160,000	164
Marathon Oil, 6.60%, 10/1/37	60,000	60
McDonald's, 5.30%, 3/15/17	155,000	159
MDC Holdings, 5.50%, 5/15/13	160,000	159
Medtronic, 4.75%, 9/15/15	250,000	250
Merrill Lynch, 5.45%, 2/5/13	145,000	146
MetLife, 6.125%, 12/1/11	120,000	127
MidAmerican Energy, 6.125%, 4/1/36	130,000	129
Mizuho Capital Investment, 6.686%, 3/31/49 (4)	56,000	48
Monongahela Power, 5.70%, 3/15/17 (4)	160,000	164
MUFG Capital Finance, 6.346%, 7/25/49	100,000	87
Nabors Industries, 6.15%, 2/15/18 (4)	55,000	56
National Semiconductor, 6.15%, 6/15/12	80,000	85
Nationwide Mutual Insurance, 6.60%, 4/15/34 (4)	65,000	63
News America, 6.15%, 3/1/37	310,000	294
News America, 6.40%, 12/15/35	155,000	152
News America, 6.65%, 11/15/37 (4)	245,000	247
NLV Financial, 7.50%, 8/15/33 (4)	70,000	75
Norfolk Southern, 6.00%, 4/30/08	190,000	191
Northern Trust, 4.60%, 2/1/13	50,000	52
Northern Trust, 5.30%, 8/29/11	100,000	105
Northrop Grumman, 7.125%, 2/15/11	145,000	159
NVR, 5.00%, 6/15/10	55,000	57
Oracle, 5.00%, 1/15/11	170,000	176
Owens Corning, 6.50%, 12/1/16	50,000	42
Pacific Gas & Electric, 4.80%, 3/1/14	95,000	97
Pacific Gas & Electric, 6.35%, 2/15/38	75,000	78
PacifiCorp, 6.25%, 10/15/37	60,000	63
Panhandle Eastern Pipeline, 4.80%, 8/15/08	45,000	45
Peco Energy, 5.35%, 3/1/18	70,000	72
Placer Dome, 6.45%, 10/15/35	170,000	167
PNC Funding, 5.625%, 2/1/17	150,000	151
Praxair, 2.75%, 6/15/08	100,000	100
Praxair, 5.20%, 3/15/17	155,000	159
Principal Financial Group, 6.05%, 10/15/36	115,000	105
Principal Life Global Funding I, 5.125%, 10/15/13 (4)	110,000	115
Procter & Gamble, 4.95%, 8/15/14	490,000	508
Progress Energy, 5.625%, 1/15/16	160,000	165
Public Service Electric & Gas, 5.70%, 12/1/36	215,000	204
Public Service of New Mexico, 4.40%, 9/15/08	95,000	94
Pulte Homes, 5.20%, 2/15/15	175,000	152
Reckson Operating, 6.00%, 3/31/16	105,000	95
Regency Centers, 5.875%, 6/15/17	65,000	60
Rogers Cable, 5.50%, 3/15/14	100,000	99
Rogers Wireless, 7.50%, 3/15/15	140,000	150
Sealed Air, 5.375%, 4/15/08 (4)	90,000	90
Security Benefit Life Insurance, 7.45%, 10/1/33 (4)	45,000	45
Simon Property Group, 5.75%, 12/1/15	220,000	207
SLM Corporation, VR, 5.43%, 4/1/09	90,000	83
Southern, 5.30%, 1/15/12	70,000	73
Southern California Edison, 4.65%, 4/1/15	175,000	175
Southern California Edison, 5.95%, 2/1/38	295,000	296
Southern California Gas, 5.75%, 11/15/35	210,000	204
Southern Natural Gas, 5.90%, 4/1/17 (4)	55,000	55
Sovereign Capital Trust VI, 7.908%, 6/13/36	130,000	104
Sprint Capital, 6.90%, 5/1/19	255,000	186
Sun Life Financial Global Funding, VR, 5.08%, 10/6/13 (4)	180,000	179
Sunoco, 5.75%, 1/15/17	146,000	145
Sysco Corporation, 5.25%, 2/12/18	75,000	77
Tampa Electric, 6.15%, 5/15/37	175,000	167
Target, 4.00%, 6/15/13	180,000	178
Target, 5.875%, 7/15/16	310,000	324
Telecom Italia Capital, 5.25%, 11/15/13	260,000	258
Telefonica Emisiones, 6.221%, 7/3/17	155,000	162
Telefonica Emisiones, 6.421%, 6/20/16	170,000	179
Teva Pharmaceutical Finance, 5.55%, 2/1/16	170,000	175
Time Warner, 6.875%, 6/15/18	135,000	139
Time Warner Cable, 5.40%, 7/2/12	235,000	237
Time Warner Entertainment, 7.25%, 9/1/08	140,000	142
Torchmark, 6.375%, 6/15/16	115,000	121
Transatlantic Holdings, 5.75%, 12/14/15	125,000	129
Transocean, 5.25%, 3/15/13	55,000	58
U.S. Bancorp, 4.50%, 7/29/10	175,000	182
Union Electric Company, 5.40%, 2/1/16	210,000	209
Union Pacific, 5.70%, 8/15/18	105,000	105
United Technologies, 5.375%, 12/15/17	85,000	89
United Technologies, 5.40%, 5/1/35	75,000	71
UnitedHealth Group, 5.375%, 3/15/16	250,000	246
Vale Overseas, 6.25%, 1/23/17	335,000	334
Valero Energy, 6.125%, 6/15/17	250,000	258
Verizon Communications, 4.35%, 2/15/13	315,000	319
Verizon Global Funding, 7.75%, 12/1/30	140,000	160
Viacom, 6.125%, 10/5/17	60,000	60
Viacom, 6.25%, 4/30/16	130,000	128
Virginia Electric & Power, 4.50%, 12/15/10	155,000	161
Virginia Electric & Power, 6.00%, 5/15/37	160,000	159
Vodafone, 5.625%, 2/27/17	150,000	149
Wachovia, 5.75%, 2/1/18	175,000	176
WellPoint, 5.00%, 1/15/11	110,000	113
Wells Fargo, 4.875%, 1/12/11	160,000	166
Wells Fargo Bank, 4.75%, 2/9/15	250,000	244
West Penn Power Company, 5.95%, 12/15/17 (4)	105,000	108
Westar Energy, 5.10%, 7/15/20	70,000	68
Willis North America, 6.20%, 3/28/17	110,000	107
WM Wrigley, 4.65%, 7/15/15	50,000	50
Wyeth, 5.95%, 4/1/37	155,000	151
Xerox, 5.50%, 5/15/12	65,000	67
Xstrata Finance Canada, 5.50%, 11/16/11 (4)	145,000	146
XTO Energy, 5.65%, 4/1/16	110,000	113
XTO Energy, 6.75%, 8/1/37	65,000	69
Total Corporate Bonds (Cost $36,567)		36,324

ASSET-BACKED SECURITIES 1.1%
AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	1,035,000	1,017
Bank of America Credit Card Trust
Series 2006-A9, Class A9, VR
3.131%, 2/15/13	775,000	760
Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
3.411%, 6/16/14	750,000	657
Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	210,000	216
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (4)	700,000	711

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (4)	100,000	101

Capital One Multi-Asset Execution Trust
Series 2007, Class C2, VR
3.421%, 11/17/14	750,000	649

Capital One Multi-Asset Execution Trust
Series 2007-C3, Class C3, VR
3.411%, 4/15/13	315,000	289

Capital One Multi-Asset Execution Trust
Series 2008-A1, Class A1, VR
3.871%, 11/15/12	500,000	500

Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	13,838	13

Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.50%, 6/22/12	800,000	840

CNH Equipment Trust
Series 2007-A, Class B
5.09%, 6/16/14	225,000	220

Detroit Edison Securitization Funding
Series 2001-1, Class A5
6.42%, 3/1/15	300,000	326

GE Capital Credit Card Master Note Trust
Series 2006-1, Class A
5.08%, 9/17/12	190,000	194

GE Capital Credit Card Master Note Trust
Series 2007-3, Class C, VR
3.421%, 6/15/13	400,000	365

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (4)	225,000	228

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	250,000	255
Hyundai Auto Receivables Trust
Series 2007-A, Class A3A
5.04%, 1/15/12	225,000	226

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (4)	311,687	326

Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (4)	111,286	117

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	800,000	815

MBNA Credit Card Master Note Trust
Series 2006-C3, Class C3, VR
3.411%, 10/15/13	170,000	150

Nissan Auto Receivables Owner Trust
Series 2008-A, Class A3
3.89%, 7/15/10	250,000	251

PECO Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	275,000	294

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	300,000	331

Reliant Energy Transition Bond
Series 2001-1, Class A4
5.63%, 9/15/15	175,000	184

Triad Auto Receivables Owner Trust
Series 2006-B, Class A4
5.52%, 11/12/12	350,000	363

USAA Auto Owner Trust
Series 2007-1, Class A4
5.55%, 2/15/13	585,000	604

USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, 2/15/12	625,000	640

USAA Auto Owner Trust
Series 2008-1, Class A3
4.16%, 4/16/12	225,000	228
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.86%, 2/20/09	350,000	352

Total Asset-Backed Securities (Cost $12,309)		12,222

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.3%

American Tower Trust
Series 2007-1A, Class D, CMO
5.957%, 4/15/37 (4)	210,000	194

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	400,000	383

Banc of America Commercial Mortgage
Series 2005-3, Class A2, CMO
4.501%, 7/10/43	485,000	475

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, ARM
4.094%, 2/25/34	103,892	102

Bank of America Mortgage Securities
Series 2004-D, Class 2A2,CMO, ARM
4.198%, 5/25/34	72,054	71

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, ARM
4.748%, 9/25/34	58,934	58

Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO, ARM
4.859%, 10/25/34	67,654	67

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, ARM
5.091%, 11/25/35	304,155	304

Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO, ARM
5.258%, 11/25/35	166,553	166

Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO
4.17%, 4/12/41	340,074	336
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	370,620	368

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	225,000	211

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/11/42	300,000	289

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO
4.274%, 2/13/42	88,644	87

Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A1, CMO
4.94%, 10/12/42	209,223	207

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.711%, 9/11/38	725,000	717

Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class AAB, CMO
5.315%, 2/11/44	450,000	416

Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1, CMO
3.787%, 10/15/41	61,576	61

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.225%, 7/15/44	325,000	315

Citigroup/Deutsche Bank Commercial Mortgage
Series 2007-CD4, Class ASB, CMO
5.278%, 12/11/49	500,000	463

Credit Suisse First Boston Mortgage Securities
Series 2005-C2, Class A4, CMO
4.832%, 4/15/37	725,000	687

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	475,000	458

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	188,564	196
GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	225,000	234

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	243,161	241

GMAC Commercial Mortgage Securities
Series 2001-C2, Class A2, CMO
6.70%, 4/15/34	275,000	286

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	500,000	490

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO
4.619%, 8/10/42	85,000	82

JPMorgan Chase Commercial Mortgage Securities
Series 2001-C1B2, Class A2, CMO
6.244%, 4/15/35	306,445	317

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	251,046	261

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	475,000	458

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4, CMO,VR
5.179%, 12/15/44	575,000	555

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4 , CMO
5.481%, 12/12/44	650,000	632

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	325,213	323

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/1/29	800,000	784

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 4/17/09	275,000	272
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	450,000	416
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	500,000	478
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-7, Class A1, CMO
5.549%, 6/12/50	476,352	474
PNC Mortgage Acceptance
Series 1999-CM1, Class A1B, CMO
7.33%, 12/10/09	680,758	716
Wells Fargo Mortgage Backed Securities Trust
Series 2003-O, Class 5A1, CMO, ARM
4.812%, 1/25/34	226,758	224
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, ARM
4.541%, 3/25/35	129,507	128
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.023%, 9/25/36	548,052	549
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR16, Class A1, CMO, ARM
5.665%, 10/25/36	444,368	449

Total Non-U.S. Government Mortgage-Backed Securities (Cost $15,367)		15,000

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 4.8%

U.S. Government Agency Obligations 4.6% (5)

Federal Home Loan Mortgage
4.50%, 11/1/18 - 8/1/35	1,539,290	1,485
5.00%, 12/1/08 - 10/1/35	835,662	837
5.50%, 3/1/18 - 12/1/33	1,083,287	1,110
6.00%, 10/1/16 - 9/1/34	1,850,416	1,905
6.50%, 3/1 - 9/1/32	796,730	830
7.00%, 11/1/30 - 6/1/32	14,948	16
Federal Home Loan Mortgage, ARM
4.774%, 7/1/35	51,942	52
5.05%, 11/1/35	125,219	127
5.064%, 3/1/36	236,337	240
5.129%, 1/1/36	634,464	652
5.336%, 2/1/37	926,767	940
5.38%, 2/1/37	401,383	408
5.384%, 1/1/36	62,367	64
5.464%, 2/1/37	781,416	800
5.914%, 2/1/37	720,075	741
5.92%, 1/1/37	156,800	161
5.979%, 12/1/36	532,588	547
6.001%, 11/1/36	374,420	384
6.037%, 10/1/36	385,037	401
6.123%, 10/1/36	423,683	437
6.218%, 8/1/36	540,323	559
7.191%, 9/1/32	5,659	6
Federal Home Loan Mortgage, CMO
5.50%, 8/15/16 - 4/15/28	910,875	947
6.50%, 8/15/30	465,464	485
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/15/16	181,164	16
Federal National Mortgage Assn.
4.50%, 5/1/18 - 9/1/34	3,106,725	3,093
5.00%, 5/1/19 - 2/1/36	7,421,725	7,431
5.50%, 1/1/17 - 11/1/37	14,950,679	15,124
6.00%, 4/1/12 - 8/1/37	5,529,481	5,677
6.50%, 5/1/17 - 11/1/37	6,154,029	6,384
7.00%, 7/1/37	198,116	209
Federal National Mortgage Assn., ARM
4.799%, 11/1/35	150,629	154
5.316%, 12/1/35	115,771	119
5.343%, 12/1/35	130,237	134
5.533%, 12/1/35	192,160	198
5.542%, 7/1/36	524,897	542
5.647%, 12/1/35	52,670	54
5.982%, 9/1/36	167,041	171
5.989%, 8/1/36	312,419	324
6.028%, 12/1/36	223,810	230
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	50,400	50
5.00%, 3/25/15	156,519	157
5.50%, 5/25/27	230,338	235
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	17,274	1
6.50%, 2/1/32	24,432	6
		54,443
U.S. Government Obligations 0.2%
Government National Mortgage Assn.
4.50%, 2/20/35	49,733	48
5.00%, 7/15 - 10/20/33	1,503,084	1,506
5.50%, 7/15/33	253,658	260
6.00%, 5/15/26 - 11/20/33	191,891	199
6.50%, 3/15/26 - 12/20/33	20,885	22
7.00%, 3/15/13 - 2/15/30	26,386	28
8.00%, 4/15/22 - 10/20/25	25,240	28
		2,091

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $55,827)		56,534
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 2.5%
U.S. Government Agency Obligations 0.5% (5)
Federal Home Loan Bank, 5.125%, 8/14/13 (1)	700,000	757
Federal Home Loan Bank, 5.60%, 6/28/11	555,000	602
Federal Home Loan Mortgage, 5.00%, 7/15/14 (1)	450,000	483
Federal Home Loan Mortgage, 5.125%, 2/27/09	290,000	297
Federal Home Loan Mortgage, 6.00%, 6/15/11 (1)	900,000	988
Federal National Mortgage Assn., 4.375%, 9/15/12 (1)	250,000	262
Federal National Mortgage Assn., 4.375%, 10/15/15 (1)	625,000	641
Federal National Mortgage Assn., 4.875%, 12/15/16	260,000	273
Federal National Mortgage Assn., 6.00%, 5/15/11 (1)	275,000	302
Federal National Mortgage Assn., 7.125%, 6/15/10 (1)	1,220,000	1,346
Federal National Mortgage Assn., 7.125%, 1/15/30 (1)	240,000	307
		6,258
U.S. Treasury Obligations 2.0%
U.S. Treasury Bonds, 8.00%, 11/15/21 (1)(6)	165,000	232
U.S. Treasury Notes, 3.375%, 11/30/12 (1)	1,105,000	1,150
U.S. Treasury Notes, 4.00%, 11/15/12 (1)	2,725,000	2,915
U.S. Treasury Notes, 4.25%, 11/15/14 (1)	6,565,000	7,081
U.S. Treasury Notes, 4.625%, 2/29/12 (1)	3,420,000	3,735
U.S. Treasury Notes, 4.75%, 8/15/17 (1)(6)	5,770,000	6,329
U.S. Treasury Notes, 5.00%, 8/15/11 (1)	1,840,000	2,022
		23,464
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $27,903)		29,722
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.2%
Abu Dhabi National Energy, 5.62%, 10/25/12 (4)	240,000	247
National Gas of Trinidad & Tobago, 6.05%, 1/15/36 (4)	100,000	91
Pemex Project Funding Master Trust, 5.75%, 3/1/18	180,000	184
Pemex Project Funding Master Trust, VR, 6.291%, 6/15/10 (4)	120,000	121
Petrobras International Finance Company, 5.875%, 3/1/18	160,000	162
Republic of Italy, 5.25%, 9/20/16	320,000	348
Republic of South Africa, 6.50%, 6/2/14	295,000	309
Swedish Export Credit, 5.125%, 3/1/17	300,000	321
United Mexican States, 6.375%, 1/16/13	95,000	104
Total Foreign Government Obligations & Municipalities (Cost $1,813)		1,887
MUNICIPAL SECURITIES 0.2%
California 0.0%
California, GO, 5.25%, 4/1/34 (Prerefunded 4/1/14) (7)	55,000	60
		60
District of Columbia 0.0%
District of Columbia, 4.75%, 6/1/31 (8)	220,000	201
		201
Florida 0.1%
Flordia DOT, Turnpike Auth., 4.75%, 7/21/31 (9)	130,000	119
Florida State Board of Ed., Lottery, 5.00%, 7/1/17 (9)	115,000	121
Orange County, Tourist Dev., 5.00%, 10/1/18 (9)	225,000	230
		470
Georgia 0.1%
Atlanta Water & Sewer, 5.50%, 11/1/16 (9)	110,000	119
Atlanta Water & Sewer, 5.50%, 11/1/17 (9)	150,000	162
Georgia, 5.00%, 7/1/19	170,000	178
		459
Kansas 0.0%
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (8)	75,000	77
		77
Maryland 0.0%
Baltimore County, Metropolitan Dist. 71, 5.00%, 2/1/38	150,000	146
Maryland, State & Local Fac., 5.00%, 8/1/19	255,000	268
		414
Missouri 0.0%
Missouri Highway & Transportation, 5.00%, 2/1/18	290,000	307
		307
New Jersey 0.0%
New Jersey Transportation Trust Fund Auth.
5.25%, 12/15/21 (9)	110,000	113
		113
New York 0.0%
New York City Housing Dev. Corp., 6.42%, 11/1/27	105,000	111
New York Urban Dev. Corp, Personal Income Tax
5.50%, 3/15/18 (10)	110,000	120
		231
Oregon 0.0%
Oregon, Taxable Pension, GO, 5.892%, 6/1/27	40,000	43
		43
West Virginia 0.0%
Tobacco Settlement Fin. Auth., Tobacco Industry
7.467%, 6/1/47	200,000	192
		192
Total Municipal Securities (Cost $2,613)		2,567
BOND MUTUAL FUNDS 2.4%
T. Rowe Price Institutional Floating Rate Fund (11) (12)	123,184	1,228
T. Rowe Price Institutional High Yield Fund, 9.15% (11)(13)	1,596,922	14,804
T. Rowe Price Institutional International Bond
Fund, 4.25% (11)(13)	1,066,736	11,894
Total Bond Mutual Funds (Cost $28,248)		27,926
EQUITY MUTUAL FUNDS 0.8%
T. Rowe Price Institutional Emerging Markets Equity Fund (11)	254,630	9,256
Total Equity Mutual Funds (Cost $9,638)		9,256
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Reserve Investment Fund, 3.80% (11)(14)	33,033,343	33,033
Total Short-Term Investments (Cost $33,033)		33,033
SECURITIES LENDING COLLATERAL 8.3%
Pooled Account 1.3%
Investment in pooled account managed by JPMorgan Chase
Bank, London, 3.429% (14)	14,631,113	14,631
		14,631
Money Market Trust 7.0%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 3.694% (14)	81,979,566	81,980
		81,980
Total Securities Lending Collateral (Cost $96,611)		96,611
Total Investments in Securities
108.8% of Net Assets (Cost $1,162,870)		$1,274,887

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at February 29, 2008 -- total value of such securities at period-end amounts to $93,666. See Note 2.
(2)	Non-income producing
(3)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $1,389 and represents 0.1% of net assets.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$5,480 and represents 0.5% of net assets.
(5)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(6)	All or a portion of this security is pledged to cover margin requirements on futures contracts at February 29, 2008.
(7)	Prerefunded date is used in determining portfolio maturity.
(8)	Insured by Financial Security Assurance Inc.
(9)	Insured by MBIA Insurance Corp.
(10)	Insured by AMBAC Assurance Corp.
(11)	Affiliated Companies
(12)	Incepted on January 31, 2008
(13)	SEC 30-day yield
(14)	Seven-day yield
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
DOT	Department of Transportation
EUR	Euro
FRN	Floating-Rate Note
GBP	British Pound
GDS	Global Depository Shares
GO	General Obligation
HKD	Hong Kong Dollar
INR	Indian Rupee
IO	Interest Only security for which the fund receives interest on notional principal
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TWD	Taiwan Dollar
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%	NOTIONAL AMOUNT	VALUE

Credit Default Swaps 0.0%

Deutsche Bank, Protection Bought (Relevant Credit: BNP
Paribas, FRN, 4.446%, 10/20/08), Pay 0.64%, Receive upon
credit default, 3/20/13	(150,000)	1

Deutsche Bank, Protection Bought (Relevant Credit: Halliburton
Company, 5.50%, 10/15/10), Pay 0.46%, Receive upon credit
default, 6/20/13	(155,000)	2

Goldman Sachs, Protection Sold (Relevant Credit: GE Capital
6.00%, 6/15/12), Receive 0.185%, Pay upon credit
default, 6/20/17	350,000	(32)

Goldman Sachs, Protection Sold (Relevant Credit: Time Warner
Cable, 5.85%, 5/1/17), Receive 0.515%, Pay upon credit
default, 12/20/12	155,000	(8)

JPMorgan Chase, Protection Bought (Relevant Credit: Altria
Group, 7.00%, 11/4/13), Pay 0.55%, Receive upon credit
default, 12/20/14	(170,000)	3

JPMorgan Chase, Protection Sold (Relevant Credit: Merrill Lynch
5.00%, 1/15/15), Receive 1.60%, Pay upon credit
default, 12/20/08	78,000	(1)

JPMorgan Chase, Protection Sold (Relevant Credit: Reynolds
American, 7.625%, 6/1/16), Receive 1.12%, Pay upon credit
default, 12/20/14	170,000	(4)

Merrill Lynch, Protection Bought (Relevant Credit: CBS
Corporation, 4.625%, 5/15/18), Pay 1.27%, Receive upon
credit default, 6/20/13	(40,000)	1

Merrill Lynch, Protection Bought (Relevant Credit: Dow
Chemical, 6.00%, 10/1/12), Pay 0.46%, Receive upon credit
default, 12/20/12	(84,000)	2

Merrill Lynch, Protection Sold (Relevant Credit: Lehman
Brothers, 6.625%, 1/18/12), Receive 1.00%, Pay upon credit
default, 12/20/08	78,000	(1)

Total Swaps (Premium Paid/Received $—)		(37)

Open Futures Contracts at February 29, 2008 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 23 U.S. Treasury five year contracts
$27 par of 4.75% U.S. Treasury Notes
pledged as initial margin	6/08	$2,628	$40
Long, 42 U.S. Treasury ten year contracts
$70 par of 8.00% U.S. Treasury Bonds
pledged as initial margin	6/08	4,926	55
Net payments (receipts) of variation
margin to date			(40)
Variation margin receivable (payable)
on open futures contracts			$55

(11) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T.Rowe Price
Institutional Emerging
Markets Equity Fund	$ 9,638	-	-	$ 9,256	-
T. Rowe Price
Institutional Floating
Rate Fund	1,230	-	1	1,228	-
T. Rowe Price
Institutional High
Yield Fund, 9.15%	1,561	2,233	904	14,804	17,311
T. Rowe Price
Institutional
International Bond
Fund, 4.25%	3,195	2,087	411	11,894	9,500
T. Rowe Price Reserve
Investment Fund,
3.80%	¤	¤	737	33,033	35,788
Totals			$ 2,053	$ 70,215	$ 62,599

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$70,919
Dividend income	2,053
Interest income	-
Investment income	$2,053
Realized gain (loss) on securities	$128
Capital gain distributions from
mutual funds	$470

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Growth Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 80% stocks and 20% bonds and money market securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer. In order to mitigate counterparty risk and subject to specific contractual arrangements, the fund may receive eligible security collateral from such counterparties upon unrealized gain amounts reaching certain thresholds. Eligible security collateral generally includes debt securities issued by the U.S. government or related agencies. At February 29, 2008, no such collateral was received.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. On February 29, 2008, the value of loaned securities was $93,666,000; aggregate collateral received included U.S. government securities valued at $1,351,000.

NOTE 3 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $1,162,870,000. Net unrealized gain aggregated $112,093,000 at period-end, of which $184,554,000 related to appreciated investments and $72,461,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may invest in certain T. Rowe Price Institutional funds (underlying Institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying Institutional funds are open-end management investment companies managed by T. Rowe Price Associates, Inc. or T. Rowe Price International, Inc. (collectively, the Institutional managers) and are affiliates of the fund, as reflected in the accompanying Affiliated Companies table. Each underlying Institutional fund pays an all-inclusive management and administrative fee to its Institutional manager based on an annual rate and its average daily net assets. To ensure that the fund does not incur duplicate fees for its assets invested in the underlying Institutional funds, each Institutional manager has agreed to reduce its management fee charged to those funds investing in underlying Institutional funds. Annual management and administrative fee rates related to shares of the underlying Institutional funds are as follows:

Institutional Emerging Markets Equity Fund	Institutional Floating Rate Fund
1.10%	0.55%
Institutional High Yield Fund	Institutional International Bond Fund
0.50%	0.55%

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
Unaudited		February 29, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 42.3%
CONSUMER DISCRETIONARY 5.4%
Auto Components 0.1%
Aisin Seiki (JPY) (1)	5,500	219
GKN (GBP)	41,041	214
Koito Manufacturing (JPY) (1)	15,000	196
Strattec Security	500	19
TRW (2)	2,100	46
		694
Automobiles 0.4%
BMW (EUR)	10,280	563
GM (1)	16,300	380
Harley-Davidson (1)	25,600	951
Honda (JPY)	8,600	263
Toyota Motor (JPY)	12,500	680
		2,837
Distributors 0.0%
Jardine Cycle & Carriage (SGD)	14,000	211
Pacific Brands (AUD)	62,871	128
		339
Diversified Consumer Services 0.2%
Apollo Group, Class A (2)	4,000	246
Benesse (JPY)	5,800	237
Bright Horizons Family Solutions (2)	2,300	103
Corinthian Colleges (2)	9,400	75
H&R Block	57,200	1,067
Investools (1)(2)	2,600	30
Matthews International, Class A	3,900	175
		1,933
Hotels, Restaurants & Leisure 0.8%
BJ's Restaurants (2)	2,800	38
CEC Entertainment (2)	1,050	28
International Game Technology	46,100	2,081
Las Vegas Sands (1)(2)	14,100	1,175
Marriott, Class A	28,800	982
McDonald's	8,700	471
MGM Mirage (1)(2)	7,638	471
P.F. Chang's China Bistro (2)	1,300	37
Panera Bread, Class A (2)	1,800	67
Red Robin Gourmet Burgers (2)	2,500	83
Sonic (2)	5,880	125
The Cheesecake Factory (2)	4,350	91
Yum! Brands	17,000	586
		6,235
Household Durables 0.5%
Fortune Brands (1)	14,800	962
Jarden (2)	2,150	52
Makita (JPY)	5,200	183
Meritage (2)	3,600	54
Newell Rubbermaid	38,400	872
Persimmon (GBP)	10,061	145
Sony (JPY)	8,700	407
Sony, ADR	17,100	807
Standard Pacific	3,400	14
		3,496
Internet & Catalog Retail 0.4%
Amazon.com (1)(2)	39,800	2,566
Brown Group (GBP)	32,100	159
Expedia (2)	6,500	149
Liberty Media Interactive, Class A (2)	30,500	438
priceline.com (2)	900	103
		3,415
Leisure Equipment & Products 0.1%
Brunswick	2,900	47
MarineMax (2)	2,600	32
Nikon (JPY) (1)	11,000	309
Polaris Industries	700	27
Pool	2,268	43
		458
Media 1.4%
Aegis Group (GBP)	89,073	197
Cablevision, Class A (2)	53,100	1,423
CBS, Class B	15,400	352
Comcast, Class A (2)	35,200	688
Discovery, Class A (2)	54,000	1,219
DISH Network (2)	24,700	732
Entercom Communications	1,500	17
Informa (GBP)	21,841	149
Jupiter Telecommunications (JPY) (1)(2)	271	225
McGraw-Hill	24,000	982
New York Times, Class A (1)	26,700	497
Omnicom	23,600	1,054
SanomaWSoy (EUR) (1)	8,402	211
Scholastic (2)	3,600	126
Shaw Communications, B Shares	13,200	257
Television Broadcasts (HKD)	36,000	211
Time Warner	91,500	1,428
Time Warner Cable, Class A (2)	12,200	333
Viacom, Class B (2)	9,614	382
WPP Group (GBP)	10,500	123
		10,606
Multiline Retail 0.5%
Big Lots (2)	1,800	30
Harvey Norman Holdings (AUD)	69,055	289
Kohl's (2)	59,600	2,649
PPR (EUR)	1,890	258
Target	10,300	542
		3,768
Specialty Retail 0.8%
AC Moore Arts & Crafts (2)	1,300	11
AnnTaylor Stores (2)	4,900	118
Aoyama Trading (JPY)	3,000	63
Bed Bath & Beyond (1)(2)	54,600	1,547
Borders Group	5,800	54
Christopher & Banks	3,025	33
Esprit Holdings (HKD)	37,600	467
Hibbett Sports (2)	3,000	47
Home Depot	55,000	1,460
Hot Topic (2)	5,900	27
Inditex (EUR)	5,592	287
J. Crew (2)	2,000	80
Lumber Liquidators (2)	900	8
Monro Muffler Brake	4,150	70
RadioShack (1)	10,100	176
TJX	37,700	1,207
Tween Brands (2)	3,200	95
Ulta Salon Cosmetics and Fragrance (2)	200	3
Zale (2)	3,400	66
Zumiez (2)	4,400	77
		5,896
Textiles, Apparel & Luxury Goods 0.2%
Adidas (EUR)	5,639	354
Benetton Group (EUR)	26,773	353
Coach (2)	25,300	767
Under Armour (2)	1,300	48
		1,522

Total Consumer Discretionary		41,199
CONSUMER STAPLES 2.9%

Beverages 0.6%
Anheuser-Busch	30,500	1,436
Coca-Cola	14,500	848
Coca-Cola Enterprises	19,700	481
Compania Cervecerias Unidas, ADR	6,900	229
Heineken (EUR)	2,300	130
Lion Nathan (AUD)	19,355	170
PepsiCo	11,420	794
Pernod-Ricard (EUR)	6,196	660
		4,748
Food & Staples Retailing 1.1%
Casey's General Stores	1,700	43
Costco Wholesale	11,400	706
CVS Caremark	89,660	3,620
Seven & i (JPY)	9,227	229
Sysco	11,900	334
Tesco (GBP)	99,658	786
The Pantry (2)	2,400	58
Wal-Mart	54,900	2,722
		8,498
Food Products 0.7%
Dairy Crest (GBP)	29,330	306
General Mills	12,500	700
Goodman Fielder (AUD)	123,703	213
Hershey Foods (1)	18,500	686
Kraft Foods, Class A	21,500	670
Nestle (CHF)	3,726	1,778
Sara Lee	45,700	577
Seneca Foods, Class A (2)	300	6
Seneca Foods, Class B (2)	200	4
Unilever (GBP)	13,545	427
		5,367
Household Products 0.3%
Procter & Gamble	28,745	1,903
		1,903
Personal Products 0.2%
Avon	23,400	891
Kobayashi Pharmaceutical (JPY) (1)	3,800	149
L'Oreal (EUR)	4,533	537
		1,577
Tobacco 0.0%
Altria Group	4,500	329
		329

Total Consumer Staples		22,422
ENERGY 4.4%
Energy Equipment & Services 1.8%
Baker Hughes	33,000	2,221
BJ Services (1)	55,000	1,427
Complete Production Services (2)	2,900	56
ION Geophysical (1)(2)	4,500	60
Key Energy Services (2)	700	9
Saipem (EUR)	17,151	699
Schlumberger	64,600	5,585
Seacor Holdings (2)	2,700	259
Smith International (1)	41,100	2,590
Technip (EUR)	5,964	485
TGS-NOPEC Geophysical (NOK) (2)	18,800	278
Union Drilling (2)	1,700	34
W-H Energy Services (2)	1,400	88
		13,791
Oil, Gas & Consumable Fuels 2.6%
Bill Barrett (2)	4,100	190
BP (GBP)	21,107	228
BP, ADR	27,300	1,771
Chevron	3,500	303
Concho Resources (2)	2,500	58
ConocoPhillips	8,000	662
CONSOL Energy	10,900	828
EOG Resources	3,600	428
ExxonMobil	35,400	3,080
Forest Oil (2)	4,700	232
Foundation Coal Holdings	2,000	116
Geomet (2)	6,400	39
Holly	200	11
Marathon Oil	100	5
Mariner Energy (2)	5,111	142
Murphy Oil	38,500	3,095
Nippon Oil (JPY) (1)	22,000	150
Petroleo Brasileiro, ADR	5,900	578
Royal Dutch Shell, ADR, B Shares	11,127	779
Royal Dutch Shell, B Shares (GBP)	9,875	347
Spectra Energy	30,700	710
StatoilHydro (NOK)	68,000	2,083
Sunoco	7,500	458
Total (EUR)	12,775	965
Total, ADR	42,100	3,174
Westmoreland Coal (2)	1,700	27
		20,459

Total Energy		34,250
FINANCIALS 6.8%

Capital Markets 2.5%
Affiliated Managers Group (2)	1,600	154
Ameriprise Financial	35,140	1,780
Bank of New York Mellon	41,900	1,838
BlackRock (1)	1,500	290
Charles Schwab	69,000	1,353
Close Brothers Group (GBP)	9,479	123
Franklin Resources	21,400	2,020
Goldman Sachs	9,300	1,578
Intermediate Capital (GBP)	12,500	369
Macquarie Group (AUD)	4,542	221
Merrill Lynch	36,400	1,804
Morgan Stanley	37,200	1,567
Northern Trust	20,200	1,366
Penson Worldwide (2)	3,900	40
Piper Jaffray (2)	2,300	89
State Street	58,300	4,579
UBS (CHF)	5,017	164
		19,335
Commercial Banks 1.4%
Allied Irish Banks (EUR)	22,352	459
Australia & New Zealand Banking (AUD)	25,054	505
Banco Popolare S.p.A. (EUR) (2)	10,738	203
Banco Santander S.A.B. de .C.V (EUR)	33,688	603
BNP Paribas (EUR)	6,624	595
Cascade Bancorp	3,400	34
China Citic Bank (HKD) (1)(2)	266,000	144
Citizens Republic Bancorp	6,100	68
Danske Bank (DKK)	10,100	387
DBS Group (SGD)	36,978	451
Erste Bank der Oesterreich Sparkasse (EUR)	7,976	461
Fifth Third Bancorp	15,600	357
First Horizon National (1)	54,900	892
Glacier Bancorp	5,210	90
Grupo Financiero Banorte (MXN) (1)	75,532	313
Intesa Sanpaolo (EUR)	75,066	503
KBC (EUR)	2,766	347
Nordea Bank (SEK)	27,880	418
Pinnacle Financial Partners (2)	3,100	71
Preferred Bank	1,100	20
Prosperity Bancshares	3,300	87
Provident Bankshares	3,900	50
Royal Bank of Scotland (GBP)	88,776	669
Sandy Spring Bancorp	1,000	27
Signature Bank (2)	2,400	64
Societe Generale (EUR) (1)	2,065	221
Standard Chartered (GBP)	14,719	484
Sumitomo Mitsui Financial (JPY)	27	194
Sumitomo Trust and Banking Company (JPY)	70,000	469
SunTrust	9,500	552
Swedbank (SEK)	6,600	178
Texas Capital Bancshares (2)	2,200	33
The Bank of Yokohama (JPY) (1)	48,000	310
U.S. Bancorp	15,700	503
Valley National Bancorp (1)	5,021	94
Westamerica Bancorporation	3,300	156
Western Alliance Bancorp (2)	2,300	27
		11,039
Consumer Finance 0.3%
American Express	29,600	1,252
Capital One Financial	13,100	603
SLM Corporation (1)(2)	24,100	473
		2,328
Diversified Financial Services 0.7%
Babcock & Brown (AUD)	11,011	173
Bank of America	22,400	890
Citigroup	40,800	967
CME Group	2,200	1,129
Highlands Acquisition, Equity Units (2)	3,000	29
ING Groep, GDS (EUR)	9,877	329
IntercontinentalExchange (2)	100	13
JPMorgan Chase	19,300	785
Liberty Media Capital, Class A (2)	9,900	1,149
MarketAxess Holdings (2)	2,300	22
		5,486
Insurance 1.4%
American International Group	24,759	1,160
Assured Guaranty	4,500	115
Aviva (GBP)	31,536	380
AXA (EUR)	18,641	629
Berkshire Hathaway, Class A (2)	6	840
E-Health (2)	700	17
Genworth Financial, Class A	57,900	1,342
Hartford Financial Services	5,800	405
Infinity Property & Casualty	3,000	121
Lincoln National	17,000	869
Markel (2)	350	163
Marsh & McLennan	40,200	1,024
Munich Re (EUR)	2,886	504
Prudential Financial	13,000	949
QBE Insurance (AUD)	15,954	329
Seabright Insurance (2)	1,600	24
Selective Insurance	2,500	59
Sony Financial Holdings (JPY) (2)	52	205
Suncorp-Metway (AUD)	23,631	302
Topdanmark (DKK) (2)	3,225	489
Willis Group Holdings	11,100	365
XL Capital (1)	7,900	285
		10,576
Real Estate Investment Trusts (REITs) 0.1%
Centro Retail Group, Equity Units (AUD)	91,118	31
Cousins Properties, REIT	1,600	39
DiamondRock Hospitality, REIT	2,200	27
EastGroup Properties, REIT	2,800	119
Essex Property Trust, REIT	300	32
LaSalle Hotel Properties, REIT	1,000	29
Mirvac Group (AUD)	40,667	144
Parkway Properties, REIT	1,300	46
		467
Real Estate Management & Development 0.3%
China Overseas Land & Investment (HKD)	196,000	380
Deutsche EuroShop (EUR) (1)	8,332	317
Goldcrest Company (JPY)	4,590	124
St. Joe (1)	43,600	1,676
		2,497
Thrifts & Mortgage Finance 0.1%
Atrium (JPY) (1)	6,400	114
Countrywide Financial (1)	37,900	239
Fannie Mae	13,200	365
First Niagara Financial	9,800	112
NewAlliance Bancshares	3,400	39
Radian	3,400	24
		893

Total Financials		52,621
HEALTH CARE 5.8%

Biotechnology 1.2%
Acadia Pharmaceuticals (2)	2,000	20
Alexion Pharmaceutical (2)	1,100	67
Alkermes (2)	3,200	41
Altus Pharmaceuticals (2)	2,300	13
Amgen (2)	25,100	1,143
Amylin Pharmaceuticals (2)	1,200	32
Celgene (2)	24,500	1,381
Cephalon (2)	1,081	65
CSL (AUD)	17,653	592
Cubist Pharmaceuticals (2)	2,800	51
deCode genetics (2)	2,900	9
Genentech (2)	29,900	2,265
Gilead Sciences (2)	59,200	2,801
Incyte (2)	5,900	58
InterMune (2)	2,900	41
Martek Biosciences (2)	2,400	69
Maxygen (2)	1,900	12
Myriad Genetics (2)	3,000	111
ONYX Pharmaceuticals (2)	1,300	36
Pharmasset (2)	1,700	29
Regeneron Pharmaceuticals (2)	1,200	24
Rigel Pharmaceuticals (2)	1,000	20
Seattle Genetics (2)	1,500	13
Senomyx (2)	1,700	12
Theravance (2)	900	15
Vertex Pharmaceuticals (2)	1,896	33
		8,953
Health Care Equipment & Supplies 1.5%
Alcon	7,000	1,013
Analogic	1,300	76
Angiodynamics (2)	1,700	28
Baxter International	10,900	643
Becton, Dickinson and Company	2,800	253
Boston Scientific (2)	39,900	502
Covidien	31,900	1,365
Edwards Lifesciences (2)	1,800	79
Elekta, B Shares (SEK) (1)	16,083	293
Immucor (2)	1,800	54
Integra LifeSciences (2)	3,400	141
Intuitive Surgical (2)	500	141
Masimo (2)	200	6
Medtronic	58,600	2,893
Micrus Endovascular (2)	1,800	25
Nipro (JPY) (1)	7,000	134
NuVasive (2)	1,200	46
NxStage Medical (2)	3,100	18
ResMed (2)	2,700	109
St. Jude Medical (2)	37,100	1,595
Stereotaxis (2)	2,800	16
Steris	3,000	74
Stryker	21,000	1,367
Terumo (JPY)	4,600	250
Thoratec (2)	2,800	41
TomoTherapy (2)	3,000	40
Wright Medical Group (2)	2,900	76
		11,278
Health Care Providers & Services 1.6%
Aetna	38,500	1,910
AMERIGROUP (2)	2,700	97
Animal Health International (2)	2,600	27
Cardinal Health	28,200	1,668
Centene (2)	4,000	72
CIGNA	11,700	522
Express Scripts (2)	17,200	1,017
Health Management (1)	25,600	137
HealthExtras (2)	3,200	88
Healthways (2)	300	10
Henry Schein (2)	400	24
Humana (2)	12,900	881
Laboratory Corporation of America (1)(2)	20,600	1,593
LifePoint Hospitals (2)	3,900	98
McKesson	14,600	858
Medco (2)	25,400	1,125
Nighthawk Radiology (2)	2,900	33
Skilled Healthcare, Class A (2)	2,400	30
Sunrise Senior Living (2)	8,300	227
WellPoint (2)	25,500	1,787
		12,204
Health Care Technology 0.0%
Allscripts Healthcare (2)	1,500	16
Vital Images (2)	1,600	25
		41
Life Sciences Tools & Services 0.0%
Exelixis (2)	4,100	26
Thermo Fisher Scientific (2)	5,400	302
		328
Pharmaceuticals 1.5%
Allergan	22,300	1,321
Astellas Pharma (JPY)	5,600	246
BioMimetic Therapeutics (2)	800	11
Chugai Pharmaceutical (JPY) (1)	12,400	143
Forest Laboratories (2)	1,300	52
GlaxoSmithKline (GBP)	7,254	159
GlaxoSmithKline, ADR (1)	8,700	382
Inspire Pharmaceuticals (2)	2,600	12
Johnson & Johnson	22,800	1,413
Map Pharmaceuticals (2)	500	6
Medicines Company (2)	1,900	36
Medicis Pharmaceutical, Class A	3,600	74
Merck	29,700	1,316
Novartis, Regulation D Shares (CHF) (1)	699	34
Pfizer	45,500	1,014
Roche Holding - Genusscheine (CHF) (1)	10,898	2,136
Rohto Pharmaceutical (JPY)	5,000	60
Sanofi-Aventis (EUR)	9,106	675
Schering-Plough	59,300	1,287
UCB (EUR)	3,388	160
Wyeth	24,300	1,060
Xenoport (2)	1,600	82
		11,679

Total Health Care		44,483
INDUSTRIALS & BUSINESS SERVICES 5.4%

Aerospace & Defense 0.9%
American Science Engineering	1,400	76
Finmeccanica S.p.A. (EUR)	13,767	423
General Dynamics	25,800	2,112
Lockheed Martin	7,800	805
Moog, Class A (2)	3,100	127
QinetiQ (GBP)	58,300	229
Raytheon	11,300	733
Rockwell Collins	9,400	554
Rolls-Royce (GBP) (2)	27,685	237
Teledyne Technologies (2)	1,900	84
Transdigm Group (2)	600	23
United Technologies	17,600	1,241
		6,644
Air Freight & Logistics 0.1%
Expeditors International of Washington (1)	9,700	381
Panalpina Welttransport Holding (CHF)	1,835	307
UTi Worldwide	3,300	55
Yusen Air & Sea Service (JPY) (1)	4,900	72
		815
Airlines 0.2%
AirTran (2)	5,800	42
British Airways (GBP) (2)	15,468	78
Frontier Airlines (2)	1,400	4
Gol Linhas Aereas Intel, ADR (1)	7,100	122
Southwest Airlines (1)	105,900	1,299
		1,545
Building Products 0.0%
American Woodmark	1,200	23
Builders FirstSource (2)	2,900	19
Gibraltar Industries	1,900	21
JS Group (JPY) (1)	6,200	105
Simpson Manufacturing	1,700	40
Universal Forest Products	1,900	53
		261
Commercial Services & Supplies 0.3%
American Reprographics (2)	4,000	65
Angelica	2,300	38
EnergySolutions	1,200	26
EnerNOC (2)	900	13
G & K Services, Class A	2,500	96
Kforce (2)	4,600	39
LECG (2)	2,000	19
Multi-Color	2,400	52
Nissha Printing (JPY) (1)	5,300	223
Pike Electric (2)	1,600	21
Resources Connection	4,500	72
Ritchie Bros. Auctioneers	1,800	129
Waste Connections (2)	4,650	141
Waste Management	37,000	1,215
		2,149
Construction & Engineering 0.4%
Acciona (EUR)	2,747	697
ACS Group (EUR) (1)	6,809	347
Boart Longyear (AUD) (2)	76,890	144
Carillion (GBP)	36,234	267
Foster Wheeler (2)	22,000	1,440
Insituform Technologies (2)	1,400	20
Quanta Services (1)(2)	2,245	54
		2,969
Electrical Equipment 0.2%
A. O. Smith	5,150	188
ABB (CHF)	9,489	236
Acuity Brands	2,100	93
Baldor Electric	5,400	155
Belden	1,500	59
Mitsubishi Electric (JPY)	48,000	438
Prysmian (EUR) (2)	11,745	229
Woodward Governor	1,600	46
		1,444
Industrial Conglomerates 1.7%
3M	14,400	1,129
Bureau Veritas (EUR) (2)	5,561	302
DCC (EUR)	15,971	403
GE	205,500	6,810
Hutchison Whampoa (HKD)	29,300	274
McDermott International (2)	17,600	919
Orkla (NOK)	27,700	344
Philips Electronics (EUR)	8,869	347
SembCorp Industries (SGD)	125,060	420
Tomkins (GBP)	32,314	108
Tyco International	44,100	1,767
		12,823
Machinery 1.1%
3-D Systems (2)	3,000	43
Actuant, Class A	6,420	173
Atlas Copco, A Shares (SEK)	21,700	336
Cargotec (EUR) (1)(2)	6,271	311
Cascade	1,000	45
Caterpillar	3,200	231
Danaher	48,400	3,589
ESCO Technologies (2)	4,300	142
Fanuc (JPY)	3,000	279
Graco	3,000	104
Harsco	2,500	141
IDEX	3,075	93
Illinois Tool Works (1)	40,100	1,968
Joy Global	8,400	557
PACCAR	1,300	56
RBC Bearings (2)	2,400	81
Tennant	700	25
Toro	3,500	169
Toshiba Machine (JPY) (1)	19,000	144
Volvo, B Shares (SEK)	18,594	275
		8,762
Marine 0.0%
Nippon Yusen Kabushiki Kaish (JPY) (1)	24,000	223
		223
Road & Rail 0.3%
Arriva (GBP)	14,805	199
Central Japan Railway (JPY)	22	209
Heartland Express	1,512	21
Knight Transportation	7,900	117
Landstar Systems	1,900	88
Norfolk Southern	22,600	1,195
		1,829
Trading Companies & Distributors 0.2%
Applied Industrial Technologies	6,400	177
Electro Rent	1,100	14
Fastenal (1)	8,100	329
H&E Equipment Services (2)	5,500	86
Interline Brands (2)	3,400	60
Mitsubishi Corporation (JPY)	10,500	320
Mitsui (JPY)	30,000	651
NuCo2 (2)	2,700	75
		1,712
Transportation Infrastructure 0.0%
BBA Aviation (GBP)	46,953	170
		170

Total Industrials & Business Services		41,346

INFORMATION TECHNOLOGY 7.2%

Communications Equipment 1.6%
Acme Packet (2)	800	6
ADTRAN	3,100	57
Alcatel-Lucent (EUR)	25,521	150
Alcatel-Lucent, ADR (1)	168,500	989
Aruba Networks (2)	1,000	6
BigBand Networks (2)	1,300	8
Blue Coat Systems (2)	2,200	52
Cisco Systems (2)	96,900	2,362
Corning	52,400	1,217
Finisar (2)	28,700	46
IXIA (2)	4,000	30
Juniper Networks (2)	91,800	2,462
Nokia (EUR)	26,754	963
Nokia, ADR	73,100	2,632
Optium (2)	2,200	15
QUALCOMM	33,600	1,424
		12,419
Computers & Peripherals 1.1%
3PAR (2)	400	3
Acer (TWD)	160,748	293
Apple (2)	21,000	2,625
Dell (2)	101,400	2,013
EMC (2)	66,300	1,030
Emulex (2)	3,500	52
Hewlett-Packard	24,000	1,147
IBM	10,700	1,218
Intermec (2)	1,800	40
Palm (2)	12,000	78
Synaptics (2)	700	19
Wacom (JPY) (1)	49	112
Xyratex (2)	3,800	68
		8,698
Electronic Equipment & Instruments 0.2%
DTS (2)	2,400	58
Hamamatsu Photonics (JPY) (1)	9,400	284
Hosiden (JPY)	10,300	177
Measurement Specialties (2)	1,750	31
MTS Systems	300	9
National Instruments	1,500	39
Newport (2)	2,400	25
Orbotech (2)	2,800	51
Star Micronics (JPY) (1)	4,100	65
Synnex (2)	1,500	31
Tyco Electronics	23,600	777
Venture (SGD)	17,000	123
		1,670
Internet Software & Services 0.9%
Ariba (2)	7,400	66
Bankrate (2)	1,800	76
CNET Networks (2)	9,000	65
DealerTrack (2)	1,800	37
Digital River (2)	2,600	85
eBay (2)	35,200	928
Google, Class A (2)	8,400	3,958
Monster Worldwide (1)(2)	18,700	497
The Knot (2)	3,000	35
VeriSign (1)(2)	22,200	773
Yahoo! (2)	25,900	719
		7,239
IT Services 0.7%
Accenture, Class A	28,800	1,015
Automatic Data Processing	39,800	1,590
Fiserv (2)	10,000	526
Global Payments	3,500	139
Heartland Payment Systems	1,700	37
Logica (GBP)	42,911	79
Mastercard, Class A (1)	2,800	532
MPS Group (2)	7,300	83
NS Solutions (JPY)	6,200	176
Ordina (EUR)	14,734	210
RightNow Technologies (2)	4,100	47
Western Union	32,600	678
		5,112
Office Electronics 0.1%
Canon (JPY)	9,000	403
		403
Semiconductor & Semiconductor Equipment 1.1%
Actions Semiconductor, ADR (2)	3,700	13
Advanced Analogic Technologies (2)	4,000	26
Advanced Energy Industries (2)	3,400	44
Analog Devices	48,400	1,303
Applied Materials	14,400	276
ASML (EUR)	13,184	319
Atheros Communications (2)	1,800	44
Broadcom, Class A (2)	11,800	223
Brooks Automation (2)	2,790	28
Cabot Microelectronics (2)	800	27
Conexant Systems (2)	54,100	29
Cymer (2)	3,400	96
Diodes (2)	4,750	107
Entegris (2)	9,952	70
Exar (2)	4,000	31
FEI (2)	3,900	80
FormFactor (2)	1,500	27
Intel	100,900	2,013
Marvell Technology Group (2)	85,700	969
Mattson Technology (2)	4,900	29
ON Semiconductor (2)	1,100	7
PDF Solutions (2)	4,800	27
Samsung Electronics (KRW)	317	186
Semitool (2)	4,600	36
Semtech (2)	5,200	66
Silicon Laboratories (2)	3,000	93
Standard Microsystems (2)	3,100	88
Sumco (JPY)	10,400	229
Texas Instruments	24,400	731
Veeco (2)	1,400	22
Virage Logic (2)	1,400	9
Xilinx (1)	50,900	1,138
Zarlink Semiconductor (2)	10,000	9
		8,395
Software 1.5%
Adobe Systems (2)	18,700	629
Autodesk (2)	19,600	609
Bottomline Technologies (2)	3,100	40
Catapult Communications (2)	900	6
DemandTec (2)	1,600	16
Electronic Arts (2)	27,200	1,286
FactSet Research Systems	3,250	171
Glu Mobile (2)	500	2
Intuit (2)	18,300	486
Jack Henry & Associates	9,000	212
McAfee (2)	10,900	363
Microsoft	196,100	5,338
Nintendo (JPY)	2,000	993
Oracle (2)	45,700	859
Progress Software (2)	2,700	77
Pros Holdings (2)	1,300	17
Quest Software (2)	4,500	64
Red Hat (2)	2,500	45
Salary.com (2)	1,700	12
Sourcefire (2)	4,100	25
SPSS (2)	1,600	61
THQ (2)	4,300	80
Wind River Systems (2)	4,500	33
		11,424

Total Information Technology		55,360
MATERIALS 1.9%

Chemicals 0.8%
Arch Chemicals	3,600	126
Asahi Kasei (JPY) (1)	18,000	99
BASF (EUR)	4,346	551
DuPont (1)	22,200	1,031
Hitachi Chemical (JPY) (1)	13,900	265
Koppers	2,300	96
Monsanto	22,800	2,637
Praxair	13,900	1,116
Tosoh (JPY)	29,000	102
Wacker Chemie (EUR)	844	179
		6,202
Construction Materials 0.1%
Boral (AUD)	38,152	212
CEMEX, Equity Units (MXN)	59,084	162
Holcim (CHF)	4,743	483
		857
Containers & Packaging 0.0%
Chesapeake Corporation	1,900	7
Smurfit-Stone Container (2)	6,100	48
		55
Metals & Mining 0.7%
Alcoa	18,700	695
Freeport-McMoRan Copper & Gold	21,600	2,179
Haynes International (2)	1,600	91
Kobe Steel (JPY)	103,000	320
Lihir Gold (AUD) (2)	16,040	62
Metal Management	1,300	79
Nucor	4,700	303
Rio Tinto (AUD)	6,117	762
SSAB Svenskt Stal, Series A (SEK) (1)	21,744	605
Teck Cominco, Class B (CAD)	8,300	333
		5,429
Paper & Forest Products 0.3%
AbitiBibowater	4,100	43
International Paper (1)	42,000	1,331
MeadWestvaco (1)	36,700	942
		2,316

Total Materials		14,859

TELECOMMUNICATION SERVICES 1.7%

Diversified Telecommunication Services 0.4%
AT&T	18,500	644
Cogent Communications Group (2)	2,400	47
France Telecom (EUR)	10,440	351
nTelos	400	9
Premiere Global Services (2)	4,500	64
Qwest Communications International (1)	48,300	261
Telefonica SA (EUR)	40,764	1,180
Telenor ASA (NOK)	22,600	464
Telstra (AUD)	58,188	261
Time Warner Telecom, Class A (2)	4,600	73
		3,354
Wireless Telecommunication Services 1.3%
America Movil, ADR	49,100	2,969
American Tower Systems, Class A (2)	49,300	1,895
Bharti Airtel (INR) (2)	8,800	181
Bouygues (EUR)	7,569	517
Hutchison Telecommunications (HKD)	197,000	263
KDDI (JPY)	46	278
MetroPCS Communications (1)(2)	10,200	163
Rogers Communications, Class B	27,400	1,084
SBA Communications (2)	1,300	40
Sprint Nextel	129,100	918
StarHub (SGD)	124,010	267
Virgin Mobile USA, Class A (2)	3,900	20
Vodafone, ADR	30,812	993
		9,588

Total Telecommunication Services		12,942
UTILITIES 0.8%

Electric Utilities 0.5%
Cleco	2,400	55
E.ON AG (EUR)	8,758	1,646
El Paso Electric (2)	2,600	53
Empire District Electric	3,100	64
Enel (EUR)	46,016	495
Entergy	9,800	1,007
Pinnacle West Capital (1)	22,500	800
Unisource Energy	3,600	85
		4,205
Gas Utilities 0.1%
Hong Kong & China Gas (HKD)	151,000	430
Southwest Gas	3,900	100
		530
Independent Power Producers & Energy Traders 0.0%
Iberdrola Renovables (EUR) (2)	35,636	219
		219
Multi-Utilities 0.2%
Black Hills	1,200	43
Centrica (GBP)	73,909	471
NiSource	44,600	767
OGE Energy	2,400	78
PNM Resources	4,900	58
		1,417
Total Utilities		6,371
Total Common Stocks (Cost $294,219)		325,853
PREFERRED STOCKS 0.1%
GOVERNMENT RELATED 0.0%
Government Sponsored 0.0%
Fannie Mae (2)	7,775	199
Total Government Related		199
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Fresenius SE (EUR)	6,117	515
Total Health Care		515
Total Preferred Stocks (Cost $503)		714
CONVERTIBLE PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Automobiles 0.0%
GM (1)	10,000	241
Total Consumer Discretionary		241
FINANCIALS 0.1%
Capital Markets 0.1%
Merrill Lynch, Acquisition Date: 1/18/08
Acquisition Cost $60 (2)(3)	6	556
		556
Insurance 0.0%
XL Capital	4,100	59
		59
Total Financials		615

Total Convertible Preferred Stocks (Cost $922)		856
CONVERTIBLE BONDS 0.0%
Newmont Mining, 1.625%, 7/15/17	13,000	18
Newmont Mining, 1.625%, 7/15/17 (4)	71,000	94
Total Convertible Bonds (Cost $89)		112
CORPORATE BONDS 7.8%
3M, 5.70%, 3/15/37	260,000	263
ACE INA Holdings, 5.70%, 2/15/17	305,000	306
ACE INA Holdings, 5.875%, 6/15/14	165,000	173
AGFC Capital Trust I, 6.00%, 1/15/67 (4)	130,000	117
Air Products & Chemicals, 4.15%, 2/1/13	220,000	223
Alabama Power, VR, 3.285%, 8/25/09	120,000	120
Amerada Hess, 7.875%, 10/1/29	100,000	118
America Movil, 5.625%, 11/15/17	330,000	325
America Movil, 6.375%, 3/1/35	325,000	310
American General Finance, 5.40%, 12/1/15	280,000	261
Anheuser-Busch, 5.50%, 1/15/18	50,000	52
Appalachian Power, 6.375%, 4/1/36	140,000	136
AT&T, 5.30%, 11/15/10	625,000	658
AT&T, 5.625%, 6/15/16	590,000	607
AT&T, 6.45%, 6/15/34	445,000	450
AT&T, STEP, 7.30%, 11/15/11	120,000	133
AT&T Broadband, 8.375%, 3/15/13	350,000	393
AT&T Wireless, 7.875%, 3/1/11	165,000	182
Atmos Energy, 4.00%, 10/15/09	210,000	212
AvalonBay Communities, 6.125%, 11/1/12	165,000	165
Avnet Electronic, 5.875%, 3/15/14	275,000	281
Baker Hughes, 6.875%, 1/15/29	250,000	272
Bank of America, 5.75%, 8/15/16	235,000	243
Bank of America, 6.00%, 9/1/17	815,000	865
Bank of America Capital Trust VI, 5.625%, 3/8/35	380,000	322
Bank One, 5.25%, 1/30/13	835,000	865
BB&T Capital Trust II, 6.75%, 6/7/36	340,000	309
BG&E, 5.90%, 10/1/16	325,000	326
BHP Finance, 5.40%, 3/29/17	202,000	197
Black Hills, 6.50%, 5/15/13	160,000	172
Boardwalk Pipelines, 5.50%, 2/1/17	50,000	50
British Sky Broadcasting Group, 6.10%, 2/15/18 (4)	450,000	456
British Telecommunications, 5.15%, 1/15/13	285,000	292
Buckeye Partners, 6.05%, 1/15/18	125,000	128
Bunge Finance, 5.90%, 4/1/17	375,000	371
Burlington Northern Santa Fe, 5.65%, 5/1/17	414,000	424
Burlington Northern Santa Fe, 6.15%, 5/1/37	376,000	368
Canadian National Railway, 6.25%, 8/1/34	130,000	129
Canadian National Railway, 6.375%, 11/15/37	80,000	81
Canadian Natural Resources, 6.25%, 3/15/38	250,000	239
Capital One IV, 6.745%, 2/17/37	380,000	268
Cardinal Health, VR, 5.499%, 10/2/09 (4)	205,000	205
Caterpillar Financial Services, 4.25%, 2/8/13	280,000	284
Caterpillar Financial Services, 5.85%, 9/1/17	195,000	208
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	190,000	189
CenterPoint Energy, 7.25%, 9/1/10	140,000	151
Centex, 5.45%, 8/15/12	215,000	183
Cisco Systems, 5.25%, 2/22/11	240,000	252
CIT Group, 7.625%, 11/30/12	204,000	205
Citigroup, 5.00%, 9/15/14	575,000	551
Citigroup, 5.50%, 8/27/12	260,000	270
Citigroup, 5.85%, 7/2/13	285,000	302
Comcast, 5.875%, 2/15/18	420,000	419
Comcast, 6.95%, 8/15/37	140,000	142
ConocoPhillips, 5.90%, 10/15/32	270,000	278
Consumers Energy, 6.00%, 2/15/14	195,000	204
Cooper, 6.10%, 7/1/17	245,000	262
Costco Wholesale, 5.30%, 3/15/12	220,000	233
Countrywide Home Loans, 4.125%, 9/15/09	470,000	423
Cox Communications, 7.125%, 10/1/12	135,000	148
Credit Agricole SA, 6.637%, 5/29/49 (4)	250,000	217
Credit Suisse First Boston, 5.50%, 8/16/11	190,000	200
Credit Suisse Guernsey, 5.86%, 5/29/49	250,000	225
CRH America, 6.00%, 9/30/16	275,000	264
D.R. Horton, 6.50%, 4/15/16	230,000	208
DaimlerChrysler, 6.50%, 11/15/13	260,000	277
DaimlerChrysler, VR, 3.562%, 8/3/09	410,000	405
Devon Financing, 6.875%, 9/30/11	264,000	291
Devon Financing, 7.875%, 9/30/31	150,000	183
Diamond Offshore Drilling, 4.875%, 7/1/15	145,000	142
Diamond Offshore Drilling, 5.15%, 9/1/14	120,000	120
Du Pont El de Nemours & Co., 5.60%, 12/15/36	330,000	312
Dun & Bradstreet, 5.50%, 3/15/11	130,000	135
El Paso Electric, 6.00%, 5/15/35	225,000	209
El Paso Natural Gas, 5.95%, 4/15/17	80,000	80
Eli Lilly, 5.55%, 3/15/37	235,000	224
Emerson Electric Company, 4.75%, 10/15/15	215,000	215
Enbridge, 5.60%, 4/1/17	235,000	235
EnCana, 5.90%, 12/1/17	275,000	286
EnCana, 6.50%, 8/15/34	255,000	261
Enterprise Products Operations, 4.95%, 6/1/10	255,000	261
Enterprise Products Operations, 6.30%, 9/15/17	130,000	135
EOG Resources, 5.875%, 9/15/17	170,000	180
ERAC USA Finance Company, 5.60%, 5/1/15 (4)	175,000	163
ERP Operating, 5.25%, 9/15/14	170,000	159
Federal Realty Investment Trust, 6.00%, 7/15/12	125,000	127
Federated Department Stores, 5.35%, 3/15/12	170,000	164
Florida Power, 6.35%, 9/15/37	260,000	274
Florida Power & Light, 6.20%, 6/1/36	100,000	105
Ford Motor Credit, 5.80%, 1/12/09	370,000	356
Fortune Brands, 5.125%, 1/15/11	150,000	151
France Telecom, STEP, 7.75%, 3/1/11	231,000	252
Franklin Resources, 3.70%, 4/15/08	65,000	65
Freeport-McMoRan Copper & Gold, 8.375%, 4/1/17	200,000	211
Fund American Companies, 5.875%, 5/15/13	200,000	208
GE, 5.25%, 12/6/17	130,000	131
GE Capital, 5.25%, 10/19/12	570,000	597
GE Capital, 5.625%, 9/15/17	685,000	710
GE Capital, 5.875%, 2/15/12	450,000	480
GE Capital, 6.00%, 6/15/12	805,000	865
Genentech, 4.75%, 7/15/15	175,000	177
Genworth Financial, 5.75%, 6/15/14	385,000	392
Genworth Financial, 6.15%, 11/15/66	120,000	102
Goldman Sachs, 6.75%, 10/1/37	715,000	671
Goldman Sachs Capital I, 6.345%, 2/15/34	194,000	171
Halliburton, 5.50%, 10/15/10	400,000	424
Harrah's Operating, 5.50%, 7/1/10	235,000	208
Hartford Financial Services Group, 5.375%, 3/15/17	290,000	278
Hasbro, 6.30%, 9/15/17	130,000	134
HBOS Treasury Services, 5.92%, 9/29/49 (4)	300,000	262
HBOS Treasury Services, 6.00%, 11/1/33 (4)	395,000	358
Hewlett-Packard, 4.50%, 3/1/13	250,000	255
Highmark, 6.80%, 8/15/13 (4)	160,000	182
Home Depot, 5.40%, 3/1/16	245,000	231
Honeywell International, 5.30%, 3/1/18	420,000	431
Hospitality Properties Trust, 5.625%, 3/15/17	205,000	175
HSBC Holdings, 6.50%, 5/2/36	130,000	125
Illinois Power, 6.125%, 11/15/17 (4)	85,000	90
International Lease Finance, 5.30%, 5/1/12	600,000	608
International Lease Finance, 5.45%, 3/24/11	250,000	254
International Speedway, 4.20%, 4/15/09	95,000	95
J.C. Penney, 9.00%, 8/1/12	260,000	290
Jefferies Group, 5.875%, 6/8/14	143,000	146
Jefferies Group, 6.25%, 1/15/36	185,000	154
Jersey Central Power & Light, 5.65%, 6/1/17	320,000	324
John Deere Capital, 4.95%, 12/17/12	270,000	283
John Deere Capital, 5.50%, 4/13/17	165,000	174
JPMorgan Chase, 6.00%, 1/15/18	825,000	859
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	220,000	196
Kinder Morgan Finance, 5.70%, 1/5/16	280,000	262
Kroger, 8.05%, 2/1/10	290,000	312
Lafarge, 6.15%, 7/15/11	110,000	116
Lehman Brothers, 6.75%, 12/28/17	85,000	85
Lennar, 5.60%, 5/31/15	300,000	238
Lincoln National, 6.05%, 4/20/67	120,000	108
Lloyds TSB Group, 6.267%, 12/31/49 (4)	245,000	215
Mack-Cali Realty, 5.125%, 2/15/14	185,000	175
Mack-Cali Realty, 5.80%, 1/15/16	115,000	111
Mangrove Bay Pass thru Trust, 6.102%, 7/15/33 (4)	110,000	93
Marathon Oil, 6.00%, 10/1/17	265,000	272
Marathon Oil, 6.60%, 10/1/37	100,000	100
MBNA America Bank, 4.625%, 8/3/09	215,000	220
McDonald's, 5.30%, 3/15/17	235,000	240
MDC Holdings, 5.50%, 5/15/13	270,000	269
Medtronic, 4.75%, 9/15/15	420,000	421
Merrill Lynch, 5.45%, 2/5/13	265,000	268
MetLife, 6.125%, 12/1/11	240,000	255
MidAmerican Energy Holdings, 6.125%, 4/1/36	200,000	199
Mizuho Capital Investment, 6.686%, 12/31/49 (4)	80,000	69
Monongahela Power, 5.70%, 3/15/17 (4)	245,000	251
MUFG Capital Finance, 6.346%, 7/25/49	100,000	87
Nabors Industries, 6.15%, 2/15/18 (4)	110,000	112
National Semiconductor, 6.15%, 6/15/12	125,000	132
Nationwide Mutual Insurance, 6.60%, 4/15/34 (4)	115,000	111
News America, 6.15%, 3/1/37	450,000	426
News America, 6.40%, 12/15/35	240,000	236
News America, 6.65%, 11/15/37 (4)	400,000	404
NLV Financial, 7.50%, 8/15/33 (4)	140,000	150
Norfolk Southern, 6.00%, 4/30/08	285,000	286
Northern Trust, 4.60%, 2/1/13	120,000	126
Northern Trust, 5.30%, 8/29/11	162,000	170
Northrop Grumman, 7.125%, 2/15/11	225,000	247
NVR, 5.00%, 6/15/10	105,000	108
Oracle, 5.00%, 1/15/11	270,000	280
Owens Corning, 6.50%, 12/1/16	155,000	130
Pacific Gas & Electric, 4.80%, 3/1/14	165,000	168
Pacific Gas & Electric, 6.35%, 2/15/38	140,000	146
PacifiCorp, 6.25%, 10/15/37	105,000	110
Panhandle Eastern Pipeline, 4.80%, 8/15/08	90,000	90
PECO Energy, 5.35%, 3/1/18	125,000	129
Placer Dome, 6.45%, 10/15/35	265,000	261
PNC Funding, 5.625%, 2/1/17	230,000	231
Praxair, 5.20%, 3/15/17	235,000	241
Principal Financial Group, 6.05%, 10/15/36	185,000	168
Principal Life Global Funding I, 5.125%, 10/15/13 (4)	210,000	219
Procter & Gamble, 4.95%, 8/15/14	445,000	462
Progress Energy, 5.625%, 1/15/16	245,000	252
Public Service Electric & Gas, 5.70%, 12/1/36	330,000	314
Public Service of New Mexico, 4.40%, 9/15/08	190,000	188
Pulte Homes, 5.20%, 2/15/15	270,000	235
Reckson Operating Partnership, 6.00%, 3/31/16	165,000	149
Regency Centers, 5.875%, 6/15/17	100,000	92
Rogers Cable, 5.50%, 3/15/14	175,000	172
Rogers Wireless, 7.50%, 3/15/15	195,000	209
SABMiller, 6.20%, 7/1/11 (4)	295,000	313
Sealed Air, 5.375%, 4/15/08 (4)	180,000	180
Security Benefit Life Insurance, 7.45%, 10/1/33 (4)	95,000	96
Simon Property Group, 5.75%, 12/1/15	340,000	320
SLM Corporation, VR, 5.431%, 4/1/09	165,000	152
Southern, 5.30%, 1/15/12	110,000	115
Southern California Edison, 4.65%, 4/1/15	265,000	265
Southern California Edison, 5.95%, 2/1/38	510,000	513
Southern California Gas, 5.75%, 11/15/35	330,000	320
Southern Natural Gas, 5.90%, 4/1/17 (4)	80,000	79
Sovereign Capital Trust VI, 7.908%, 6/13/36	225,000	181
Sprint Capital, 6.90%, 5/1/19	415,000	303
Sun Life Financial Global Funding, VR, 5.08%, 10/6/13 (4)	280,000	279
Sunoco, 5.75%, 1/15/17	220,000	218
Sysco Corporation, 5.25%, 2/12/18	140,000	144
Tampa Electric, 6.15%, 5/15/37	270,000	257
Target, 4.00%, 6/15/13	295,000	292
Target, 5.875%, 7/15/16	480,000	501
Telecom Italia Capital, 5.25%, 11/15/13	420,000	417
Telefonica Emisiones, 6.221%, 7/3/17	265,000	276
Telefonica Emisiones, 6.421%, 6/20/16	270,000	284
Teva Pharmaceutical Finance, 5.55%, 2/1/16	270,000	278
Time Warner, 6.875%, 6/15/18	225,000	231
Time Warner Cable, 5.40%, 7/2/12	395,000	398
Time Warner Entertainment, 7.25%, 9/1/08	225,000	228
Torchmark, 6.375%, 6/15/16	180,000	189
Transatlantic Holdings, 5.75%, 12/14/15	185,000	191
Transocean, 5.25%, 3/15/13	130,000	136
U.S. Bancorp, 4.50%, 7/29/10	300,000	312
Union Electric Company, 5.40%, 2/1/16	325,000	323
Union Pacific, 5.70%, 8/15/18	185,000	186
United Technologies, 5.375%, 12/15/17	430,000	449
United Technologies, 5.40%, 5/1/35	130,000	123
UnitedHealth Group, 5.375%, 3/15/16	390,000	383
Vale Overseas, 6.25%, 1/23/17	560,000	559
Valero Energy, 6.125%, 6/15/17	415,000	429
Verizon Communications, 4.35%, 2/15/13	560,000	567
Verizon Global Funding, 7.75%, 12/1/30	240,000	274
Viacom, 6.125%, 10/5/17	105,000	105
Viacom, 6.25%, 4/30/16	210,000	206
Virginia Electric & Power, 4.50%, 12/15/10	235,000	244
Virginia Electric & Power, 6.00%, 5/15/37	245,000	244
Vodafone, 5.625%, 2/27/17	240,000	239
Wachovia, 5.75%, 2/1/18	315,000	317
WellPoint, 5.00%, 1/15/11	200,000	205
Wells Fargo, 4.875%, 1/12/11	245,000	255
Wells Fargo Bank, 4.75%, 2/9/15	300,000	293
West Penn Power Company, 5.95%, 12/15/17 (4)	175,000	181
Westar Energy, 5.10%, 7/15/20	115,000	112
Willis North America, 6.20%, 3/28/17	165,000	161
WM Wrigley Jr. Company, 4.65%, 7/15/15	85,000	85
Wyeth, 5.95%, 4/1/37	235,000	230
Xerox, 5.50%, 5/15/12	100,000	102
Xstrata Finance Canada, 5.50%, 11/16/11 (4)	225,000	227
XTO Energy, 5.65%, 4/1/16	200,000	206
XTO Energy, 6.75%, 8/1/37	105,000	112
Total Corporate Bonds (Cost $60,587)		60,308
ASSET-BACKED SECURITIES 2.7%

AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	1,450,000	1,425

Bank of America Credit Card Trust
Series 2006-A9, Class A9, VR
3.131%, 2/15/13	1,300,000	1,275

Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
3.411%, 6/16/14	1,125,000	986

BankBoston Home Equity Loan Trust
Series 1998-1, Class A6
6.35%, 2/25/13	33,626	34

Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	325,000	334

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (4)	1,125,000	1,142

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (4)	165,000	166

Capital One Multi-Asset Execution Trust
Series 2007, Class C2, VR
3.421%, 11/17/14	1,350,000	1,169

Capital One Multi-Asset Execution Trust
Series 2007-C3, Class C3, VR
3.411%, 4/15/13	475,000	436

Capital One Multi-Asset Execution Trust
Series 2008-A1, Class A1, VR
3.871%, 11/15/12	1,100,000	1,100

Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	27,675	26

Citibank Credit Card Issuance Trust
Series 2006-A2, Class A2
4.85%, 2/10/11	550,000	558
Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.50%, 6/22/12	1,225,000	1,286

CNH Equipment Trust
Series 2007-A, Class B
5.09%, 6/16/14	335,000	328

DaimlerChrysler Auto Trust
Series 2008-A, Class A3A
3.70%, 6/8/12	375,000	376

Detroit Edison Securitization Funding
Series 2001-1, Class A5
6.42%, 3/1/15	375,000	407

GE Capital Credit Card Master Note Trust
Series 2006-1, Class A
5.08%, 9/17/12	290,000	296

GE Capital Credit Card Master Note Trust
Series 2007-3, Class C, VR
3.421%, 6/15/13	620,000	566

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (4)	375,000	380

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	375,000	383

Hyundai Auto Receivables Trust
Series 2007-A, Class A3A
5.04%, 1/15/12	400,000	402

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (4)	495,989	519

Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (4)	180,840	189

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	1,250,000	1,274

MBNA Credit Card Master Note Trust
Series 2006-C3, Class C3, VR
3.411%, 10/15/13	255,000	225
Nissan Auto Receivables Owner Trust
Series 2008-A, Class A3
3.89%, 7/15/10	425,000	426

PECO Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	500,000	535

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	475,000	525

Reliant Energy Transition Bond
Series 2001-1, Class A4
5.63%, 9/15/15	375,000	395

Triad Auto Receivables Owner Trust
Series 2006-B, Class A4
5.52%, 11/12/12	675,000	700

USAA Auto Owner Trust
Series 2007-1, Class A4
5.55%, 2/15/13	925,000	955

USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, 2/15/12	1,050,000	1,076

USAA Auto Owner Trust
Series 2008-1, Class A3
4.16%, 4/16/12	350,000	354

Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.86%, 2/20/09	250,000	251

Total Asset-Backed Securities (Cost $20,631)		20,499

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 3.2%

American Tower Trust
Series 2007-1A, Class D, CMO
5.957%, 4/15/37 (4)	315,000	291

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	400,000	383
Banc of America Commercial Mortgage
Series 2005-3, Class A2, CMO
4.501%, 7/10/43	765,000	749

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, ARM
4.094%, 2/25/34	188,895	185

Bank of America Mortgage Securities
Series 2004-D, Class 2A2, CMO, ARM
4.198%, 5/25/34	93,614	92

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, ARM
4.748%, 9/25/34	102,588	101

Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO, ARM
4.859%, 10/25/34	112,756	112

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, ARM
5.091%, 11/25/35	473,557	473

Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO, ARM
5.255%, 11/25/35	256,770	256

Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO
4.17%, 1/12/41	177,430	175

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	555,930	552

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	375,000	351

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	450,000	433

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO
4.274%, 2/13/42	155,126	153

Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A1, CMO
4.94%, 10/12/42	337,975	335
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.711%, 9/11/38	1,100,000	1,087

Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class AAB, CMO
5.315%, 2/11/44	560,000	517

Bear Stearns Commercial Mortgage Securities
Series 2007-PW17, Class A1, CMO
5.282%, 6/11/50	1,249,328	1,225

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.225%, 7/15/44	475,000	460

Citigroup/Deutsche Bank Commercial Mortgage
Series 2006-CD3, Class AAB, CMO
5.608%, 10/15/48	550,000	542

Citigroup/Deutsche Bank Commercial Mortgage
Series 2007-CD4, Class ASB, CMO
5.278%, 12/11/49	575,000	533

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	1,425,000	1,373

CS First Boston Mortgage Securities
Series 2005-C2, Class A4, CMO
4.832%, 4/15/37	550,000	521

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	329,987	343

GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	460,000	478

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	364,741	362

GMAC Commercial Mortgage Securities
Series 2001-C2, Class A2, CMO
6.70%, 4/15/34	375,000	391

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	1,025,000	1,005
Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO
4.619%, 8/10/42	160,000	155

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A2, CMO
6.244%, 4/15/35	421,808	436

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	444,158	462

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	725,000	699

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4, CMO, VR
5.179%, 12/15/44	1,400,000	1,353

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4 , CMO
5.481%, 12/12/44	1,000,000	972

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	495,514	492

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	1,225,000	1,200

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 6/15/29	475,000	471

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	925,000	854

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	775,000	740

Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO
5.98%, 1/15/39	350,000	357

PNC Mortgage Acceptance
Series 1999-CM1, Class A1B, CMO
7.33%, 10/10/09	1,110,711	1,168
Wells Fargo Mortgage Backed Securities Trust
Series 2003-O, Class 5A1, CMO, ARM
4.812%, 1/25/34	431,920	427
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, ARM
4.541%, 3/25/35	210,449	208
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.023%, 9/25/36	843,157	844
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR16, Class A1, CMO, ARM
5.665%, 10/25/36	724,155	733
Total Non-U.S. Government Mortgage-Backed Securities (Cost $25,653)		25,049

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 13.7%
U.S. Government Agency Obligations 13.1% (5)
Federal Home Loan Mortgage
4.50%, 11/1/18 - 4/1/35	1,148,316	1,117
5.00%, 12/1/08 - 10/1/35	3,461,592	3,454
5.50%, 3/1/18 - 12/1/33	1,651,184	1,694
6.00%, 10/1/16 - 3/1/33	2,135,778	2,202
6.50%, 3/1/32 - 9/1/34	976,059	1,016
7.00%, 11/1/30 - 6/1/32	48,570	51
Federal Home Loan Mortgage, ARM
4.744%, 7/1/35	86,767	87
5.05%, 11/1/35	195,405	198
5.064%, 3/1/36	386,733	394
5.129%, 1/1/36	1,031,004	1,060
5.336%, 2/1/37	1,336,268	1,356
5.38%, 2/1/37	624,373	635
5.384%, 1/1/36	97,548	100
5.464%, 2/1/37	1,136,605	1,164
5.914%, 2/1/37	1,073,144	1,105
5.92%, 1/1/37	233,287	240
5.979%, 12/1/36	821,073	843
6.001%, 11/1/36	594,668	610
6.037%, 10/1/36	628,219	654
6.123%, 10/1/36	677,892	699
6.218%, 8/1/36	727,358	753
7.191%, 9/1/32	12,935	13
Federal Home Loan Mortgage, CMO
5.50%, 8/15/16 - 4/15/28	1,635,125	1,700
6.50%, 8/15/30	708,315	739
Federal Home Loan Mortgage, CMO, IO
4.50%, 1/15/15 - 4/15/18	424,200	31
Federal National Mortgage Assn.
4.50%, 5/1/18 - 9/1/35	6,993,841	6,926
5.00%, 6/1/18 - 2/1/36	9,739,504	9,781
5.50%, 1/1/17 - 2/1/37	31,185,383	31,538
6.00%, 3/1/21 - 12/1/37	10,273,123	10,537
6.50%, 12/1/10 - 12/1/37	12,214,752	12,668
7.00%, 1/1/31 - 7/1/37	271,430	286
Federal National Mortgage Assn., ARM
4.799%, 11/1/35	246,807	252
5.316%, 12/1/35	180,285	185
5.343%, 12/1/35	203,745	210
5.533%, 12/1/35	299,652	308
5.542%, 7/1/36	807,534	834
5.647%, 12/1/35	82,413	84
5.982%, 9/1/36	250,561	257
5.988%, 8/1/36	520,698	540
6.028%, 12/1/36	331,411	341
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	93,600	94
5.00%, 3/25/15	301,858	303
5.50%, 5/25/27	362,278	370
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	37,427	2
6.50%, 2/1/32	42,918	10
Federal National Mortgage Assn., TBA
5.00%, 1/1/20 - 1/1/34	1,150,000	1,149
5.50%, 1/1/18 - 1/1/34	1,750,000	1,769
6.00%, 1/1/34	450,000	460
6.50%, 1/1/34	650,000	673
		101,492
U.S. Government Obligations 0.6%
Government National Mortgage Assn.
4.50%, 8/20/35 - 11/20/35	773,728	745
5.00%, 7/15/33 - 10/20/33	2,589,645	2,596
5.50%, 7/15/33 - 11/15/34	494,672	507
6.00%, 5/15/26 - 11/20/33	213,716	221
6.50%, 2/15/28 - 12/20/33	240,431	254
7.00%, 3/15/13 - 7/20/27	85,724	90
7.50%, 11/15/25 - 6/15/32	26,609	29
8.00%, 2/15/22 - 10/20/25	11,187	12
		4,454

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $104,232)		105,946
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 8.7%
U.S. Government Agency Obligations 1.0% (5)
Federal Home Loan Bank, 5.125%, 8/14/13 (1)	1,080,000	1,168
Federal Home Loan Bank, 5.25%, 6/18/14 (1)	700,000	761
Federal Home Loan Bank, 5.60%, 6/28/11	530,000	575
Federal Home Loan Mortgage, 4.125%, 10/18/10 (1)	975,000	1,014
Federal Home Loan Mortgage, 5.00%, 7/15/14 (1)	690,000	741
Federal Home Loan Mortgage, 5.125%, 2/27/09	245,000	251
Federal Home Loan Mortgage, 6.00%, 6/15/11	915,000	1,005
Federal National Mortgage Assn., 4.375%, 9/15/12 (1)	500,000	525
Federal National Mortgage Assn., 4.375%, 10/15/15 (1)	925,000	948
Federal National Mortgage Assn., 4.875%, 12/15/16 (1)	400,000	421
Federal National Mortgage Assn., 7.125%, 6/15/10 (1)	535,000	590
Federal National Mortgage Assn., 7.125%, 1/15/30 (1)	65,000	83
		8,082
U.S. Treasury Obligations 7.7%
U.S. Treasury Bonds, 4.75%, 2/15/37 (1)(6)	2,385,000	2,512
U.S. Treasury Bonds, 5.50%, 8/15/28 (1)	515,000	592
U.S. Treasury Bonds, 8.00%, 11/15/21 (1)	1,420,000	2,000
U.S. Treasury Notes, 2.625%, 5/15/08 (1)	4,135,000	4,140
U.S. Treasury Notes, 3.375%, 11/30/12 (1)	1,925,000	2,003
U.S. Treasury Notes, 4.00%, 11/15/12 (1)	8,295,000	8,872
U.S. Treasury Notes, 4.25%, 11/15/14 (1)	16,280,000	17,560
U.S. Treasury Notes, 4.625%, 2/29/12 (1)	9,000,000	9,828
U.S. Treasury Notes, 4.75%, 8/15/17 (1)	5,855,000	6,422
U.S. Treasury Notes, 4.875%, 2/15/12 (1)	4,790,000	5,285
		59,214
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $63,904)		67,296
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.4%
Abu Dhabi National Energy, 5.62%, 10/25/12 (4)	395,000	406
National Gas of Trinidad & Tobago, 6.05%, 1/15/36 (4)	115,000	105
Pemex Project Funding Master Trust, 5.75%, 3/1/18	290,000	297
Pemex Project Funding Master Trust, VR, 6.291%, 6/15/10 (4)	205,000	207
Petrobras International Finance Company, 5.875%, 3/1/18	265,000	267
Republic of Italy, 5.25%, 9/20/16	495,000	538
Republic of South Africa, 6.50%, 6/2/14	430,000	450
Swedish Export Credit, 5.125%, 3/1/17	465,000	498
United Mexican States, 6.375%, 1/16/13	215,000	235
Total Foreign Government Obligations & Municipalities (Cost $2,880)		3,003
MUNICIPAL SECURITIES 0.6%
California 0.0%
California, GO, 5.25%, 4/1/34 (Prerefunded 4/1/14) (7)	105,000	114
		114
District of Columbia 0.1%
District of Columbia, 4.75%, 6/1/31 (8)	405,000	370
		370
Florida 0.1%
Flordia DOT, Turnpike Auth., 4.75%, 7/1/31 (9)	245,000	224
Florida State Board of Ed., Lottery, 5.00%, 7/1/17 (9)	205,000	216
Orange County, Tourist Dev., 5.00%, 10/1/18 (9)	400,000	408
		848
Georgia 0.1%
Atlanta Water & Sewer, 5.50%, 11/1/16 (9)	200,000	217
Atlanta Water & Sewer, 5.50%, 11/1/17 (9)	275,000	296
Georgia, 5.00%, 7/1/19	300,000	315
		828
Kansas 0.0%
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (8)	130,000	134
		134
Maryland 0.1%
Baltimore County, 5.00%, 2/1/38	250,000	244
Maryland, State & Local Fac., 5.00%, 8/1/19	420,000	441
		685
Missouri 0.1%
Missouri Highway & Transportation Commission
5.00%, 2/1/18	520,000	551
		551
New Jersey 0.0%
New Jersey Transportation Trust Fund Auth.
5.25%, 12/15/21 (9)	195,000	201
		201
New York 0.1%
New York City Housing Dev. Corp., 6.42%, 11/1/27	155,000	164
New York State Urban Dev. Corp., Personal Income Tax
5.50%, 3/15/18 (10)	195,000	212
		376
Oregon 0.0%
Oregon, Taxable Pension, 5.892%, 6/1/27	75,000	80
		80
West Virginia 0.0%
Tobacco Settlement Fin. Auth., Tobacco Industry
7.467%, 6/1/47	315,000	303
		303
Total Municipal Securities (Cost $4,568)		4,490
BOND MUTUAL FUNDS 7.8%
T. Rowe Price Institutional Floating Rate Fund (11)(12)	43,063	429
T. Rowe Price Institutional High Yield Fund, 9.15% (11)(13)	3,875,221	35,923
T. Rowe Price Institutional International
Bond Fund, 4.25% (11)(13)	2,162,932	24,117
Total Bond Mutual Funds (Cost $61,683)		60,469
EQUITY MUTUAL FUNDS 0.5%
T. Rowe Price Institutional Emerging Markets Equity Fund (11)	95,114	3,457
Total Equity Mutual Funds (Cost $3,563)		3,457
SHORT-TERM INVESTMENTS 12.9%
Money Market Funds 12.9%
T. Rowe Price Reserve Investment Fund, 3.80% (11)(14)	99,771,283	99,771
Total Short-Term Investments (Cost $99,771)		99,771
SECURITIES LENDING COLLATERAL 11.7%
Pooled Account 0.6%
Investment in pooled account managed by JP Morgan Chase
Bank, London, 3.429% (14)	4,830,567	4,830
		4,830
Money Market Trust 11.1%
State Street Bank and Trust Company of New Hampshire N.A.,
Securities Lending Quality Trust units, 3.694% (14)	85,252,622	85,253
		85,253
Total Securities Lending Collateral (Cost $90,083)		90,083
Total Investments in Securities
112.5% of Net Assets (Cost $833,288)		$867,906

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at February 29, 2008 -- total value of such securities at period-end amounts to $88,300. See Note 2.
(2)	Non-income producing
(3)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $556 and represents 0.1% of net assets.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$8,528 and represents 1.1% of net assets.
(5)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(6)	All or a portion of this security is pledged to cover margin requirements on futures contracts at February 29, 2008.
(7)	Prerefunded date is used in determining portfolio maturity.
(8)	Insured by Financial Security Assurance Inc.
(9)	Insured by MBIA Insurance Corp.
(10)	Insured by AMBAC Assurance Corp.
(11)	Affiliated Companies
(12)	Incepted on January 31, 2008
(13)	SEC 30-day yield
(14)	Seven-day yield
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
DOT	Department of Transportation
EUR	Euro
FRN	Floating-Rate Note
GBP	British Pound
GDS	Global Depository Shares
GO	General Obligation
HKD	Hong Kong Dollar
INR	Indian Rupee
IO	Interest Only security for which the fund receives interest on notional principal
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA	To Be Announced purchase commitment; TBAs totaled $4,051 (0.5% of net assets)
at period-end - see Note 2.
TWD	Taiwan Dollar
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%	NOTIONAL AMOUNT	VALUE

Credit Default Swaps 0.0%

Deutsche Bank, Protection Bought (Relevant Credit: BNP
Paribas, FRN, 4.446%, 10/20/08), Pay 0.64%, Receive upon
credit default, 3/20/13	(280,000)	2

Deutsche Bank, Protection Bought (Relevant Credit: Halliburton
Company, 5.50%, 10/15/10), Pay 0.46%, Receive upon credit
default, 6/20/13	(280,000)	3

Goldman Sachs, Protection Sold (Relevant Credit: GE Capital,
6.00%, 6/15/12), Receive 0.185%, Pay upon credit default,
6/20/17	540,000	(50)

Goldman Sachs, Protection Sold (Relevant Credit: Time Warner
Cable, 5.85%, 5/1/17), Receive 0.52%, Pay upon credit default,
12/20/12	260,000	(13)

JPMorgan Chase, Protection Bought (Relevant Credit: Altria
Group, 7.00%, 11/4/13), Pay 0.55%, Receive upon credit
default, 12/20/14	(260,000)	5

JPMorgan Chase, Protection Sold (Relevant Credit: Merrill Lynch,
5.00%, 1/15/15), Receive 1.60%, Pay upon credit default,
12/20/08	129,000	(1)

JPMorgan Chase, Protection Sold (Relevant Credit: Reynolds
American, 7.625%, 6/1/16), Receive 1.12%, Pay upon credit
default, 12/20/14	260,000	(7)

Merrill Lynch, Protection Bought (Relevant Credit: CBS
Corporation, 4.625%, 5/15/18), Pay 1.27%, Receive upon
credit default, 6/20/13	(70,000)	2

Merrill Lynch, Protection Bought (Relevant Credit: Dow
Chemical, 6.00%, 10/1/12), Pay 0.46%, Receive upon credit
default, 12/20/12	(127,000)	3

Merrill Lynch, Protection Sold (Relevant Credit: Lehman
Brothers, 6.625%, 1/18/12), Receive 1.00%, Pay upon credit
default, 12/20/08	129,000	(2)

Total Swaps (Premium Paid/Received $—)		(58)

Open Futures Contracts at February 29, 2008 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 41 U.S. Treasury five year contracts,
$39 par of 4.75% U.S. Treasury Bonds
pledged as initial margin	6/08	$4,684	$72
Long, 67 U.S. Treasury ten year contracts,
$86 par of 4.75% U.S. Treasury Bonds
pledged as initial margin	6/08	7,858	97
Net payments (receipts) of variation
margin to date			(71)
Variation margin receivable (payable)
on open futures contracts			$98

(11) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07

T. Rowe Price
Institutional Emerging
Markets Equity Fund $	$ 3,563	-	-	$ 3,457	-
T. Rowe Price
Institutional Floating
Rate Fund	430	-	1	429	-
T. Rowe Price
Institutional High
Yield Fund, 9.15%	14,207	6,110	2,113	35,923	31,878
T. Rowe Price
Institutional
International Bond
Fund, 4.25%	2,642	-	712	24,117	19,000
T. Rowe Price Reserve
Investment Fund,
3.80%	¤	¤	3,840	99,771	113,676
Totals			$ 6,666	$ 163,697	$ 164,554

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$165,017
Dividend income	6,666
Interest income	-
Investment income	$6,666
Realized gain (loss) on securities	$(310)
Capital gain distributions from
mutual funds	$526

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Income Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 40% stocks, 40% bonds, and 20% money market securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or, in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer. In order to mitigate counterparty risk and subject to specific contractual arrangements, the fund may receive eligible security collateral from such counterparties upon unrealized gain amounts reaching certain thresholds. Eligible security collateral generally includes debt securities issued by the U.S. government or related agencies. At February 29, 2008, no such collateral was received.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. On February 29, 2008, the value of loaned securities was $88,300,000 aggregate collateral received included U.S. government securities valued at $870,000.

NOTE 3 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $833,288,000. Net unrealized gain aggregated $34,738,000 at period-end, of which $63,888,000 related to appreciated investments and $29,150,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may invest in certain T. Rowe Price Institutional funds (underlying Institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying Institutional funds are open-end management investment companies managed by T. Rowe Price Associates, Inc. or T. Rowe Price International, Inc. (collectively, the Institutional managers) and are affiliates of the fund, as reflected in the accompanying Affiliated Companies table. Each underlying Institutional fund pays an all-inclusive management and administrative fee to its Institutional manager based on an annual rate and its average daily net assets. To ensure that the fund does not incur duplicate fees for its assets invested in the underlying Institutional funds, each Institutional manager has agreed to reduce its management fee charged to those funds investing in underlying Institutional funds. Annual management and administrative fee rates related to shares of the underlying Institutional funds are as follows:

Institutional Institutional Institutional Institutional Emerging Floating High International Markets Equity Rate Yield Bond Fund Fund Fund Fund 1.10% 0.55% 0.50% 0.55%

Institutional Emerging Markets Equity Fund	Institutional Floating Rate Fund
1.10%	0.55%
Institutional High Yield Fund	Institutional International Bond Fund
0.50%	0.55%

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Personal Strategy Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	April 23, 2008